UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

Fidelity® Equity Sector
Central Funds

Consumer Discretionary Central Fund

Consumer Staples Central Fund

Energy Central Fund

Financials Central Fund

Health Care Central Fund

Industrials Central Fund

Information Technology Central Fund

Materials Central Fund

Telecom Services Central Fund

Utilities Central Fund

Annual Report

September 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

ESCIP-ANN-1108
1.831584.102

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Consumer Discretionary	.0019%
Actual		$ 1,000.00	$ 919.20	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .01
Consumer Staples	.0114%
Actual		$ 1,000.00	$ 918.10	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .06
Energy	.0051%
Actual		$ 1,000.00	$ 769.90	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .03
Financials	.0025%
Actual		$ 1,000.00	$ 804.10	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .01
Health Care	.0121%
Actual		$ 1,000.00	$ 977.80	$ .06
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .06
Industrials	.0053%
Actual		$ 1,000.00	$ 861.70	$ .02
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .03
Information Technology	.0117%
Actual		$ 1,000.00	$ 847.40	$ .05
HypotheticalA		$ 1,000.00	$ 1,024.94	$ .06
Materials	.0066%
Actual		$ 1,000.00	$ 785.20	$ .03
HypotheticalA		$ 1,000.00	$ 1,024.97	$ .03
Telecom Services	.0184%
Actual		$ 1,000.00	$ 840.90	$ .08
HypotheticalA		$ 1,000.00	$ 1,024.91	$ .09
Utilities	.0028%
Actual		$ 1,000.00	$ 820.30	$ .01
HypotheticalA		$ 1,000.00	$ 1,024.99	$ .01

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

Annual Report

Fidelity Consumer Discretionary Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Consumer Discretionary Central Fund	-22.90%	-2.14%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Consumer Discretionary Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® US Investable Market Consumer Discretionary Index performed over the same period.

Annual Report

Fidelity Consumer Discretionary Central Fund

Management's Discussion of Fund Performance

Comments from John Harris, Portfolio Manager of Fidelity® Consumer Discretionary Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

For the year ending September 30, 2008, the fund returned -22.90%, beating the MSCI US Investable Market Consumer Discretionary Index, which fell 25.51%, but lagging the S&P 500. As a faltering economy drove consumers to search for better values, the period was a good one for discount retailers. Our position in discounter Costco Wholesale - not represented in the MSCI index - rose in value during a period when a majority of consumer discretionary stocks declined. Sales improved and Costco took market share from competitors. Discount office supply chain Staples helped results as well. McDonald's upgraded its menu and gained market share in the fast-food arena; the company's profits also were boosted by favorable currency exchange rates on income from its European operations. I sold out of index component General Motors before its stock was crushed by a consumer stampede away from its trucks and SUVs. Advance Auto Parts turned in higher profits, and our shares appreciated. On the negative side, online jewelry retailer Blue Nile plummeted as consumers held back on expensive purchases. Las Vegas Sands, an operator of casinos in Las Vegas and Macau, declined on concerns that I felt would prove short-lived. International Game Technology, which sells and leases slot machines, also fell on what I believed were short-term concerns. In footwear, I underweighted index component and sports apparel firm Nike for part of the period and missed much of the upturn in its shares.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Consumer Discretionary Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Target Corp.	6.9	6.1
McDonald's Corp.	6.6	5.6
Lowe's Companies, Inc.	5.8	4.1
Time Warner, Inc.	5.7	5.4
Comcast Corp. Class A	4.8	3.5
The Walt Disney Co.	3.2	3.4
Staples, Inc.	3.1	3.0
Amazon.com, Inc.	2.5	1.9
The DIRECTV Group, Inc.	2.1	1.8
Omnicom Group, Inc.	2.0	2.3
	42.7
Top Industries (% of fund's net assets)
As of September 30, 2008
Media 29.9%
Specialty Retail 23.1%
Hotels, Restaurants & Leisure 15.3%
Multiline Retail 7.8%
Textiles, Apparel & Luxury Goods 6.2%
All Others* 17.7%

As of March 31, 2008
Media 29.3%
Specialty Retail 23.3%
Hotels, Restaurants & Leisure 16.5%
Multiline Retail 7.0%
Food & Staples Retailing 5.7%
All Others* 18.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Consumer Discretionary Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
AUTO COMPONENTS - 0.7%
Auto Parts & Equipment - 0.7%
Gentex Corp.	246,800	$ 3,529,240
AUTOMOBILES - 0.5%
Automobile Manufacturers - 0.5%
Toyota Motor Corp. sponsored ADR	27,300	2,342,340
Motorcycle Manufacturers - 0.0%
Harley-Davidson, Inc.	2,300	85,790
TOTAL AUTOMOBILES		2,428,130
DISTRIBUTORS - 0.9%
Distributors - 0.9%
Li & Fung Ltd.	1,896,000	4,639,690
DIVERSIFIED CONSUMER SERVICES - 3.2%
Education Services - 2.9%
Apollo Group, Inc. Class A (non-vtg.) (a)	176,900	10,490,170
Princeton Review, Inc. (a)	163,478	1,307,824
Strayer Education, Inc.	17,200	3,444,472
		15,242,466
Specialized Consumer Services - 0.3%
Coinstar, Inc. (a)	54,400	1,740,800
TOTAL DIVERSIFIED CONSUMER SERVICES		16,983,266
FOOD & STAPLES RETAILING - 3.4%
Drug Retail - 1.5%
CVS Caremark Corp.	230,000	7,741,800
Food Retail - 0.9%
Susser Holdings Corp. (a)	330,560	4,978,234
Hypermarkets & Super Centers - 1.0%
Costco Wholesale Corp. (d)	82,900	5,382,697
TOTAL FOOD & STAPLES RETAILING		18,102,731
HOTELS, RESTAURANTS & LEISURE - 15.3%
Casinos & Gaming - 4.9%
Bally Technologies, Inc. (a)	124,300	3,763,804
International Game Technology	431,200	7,408,016
Las Vegas Sands Corp. (a)(d)	200,770	7,249,805
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - CONTINUED
Casinos & Gaming - continued
Penn National Gaming, Inc. (a)	187,100	$ 4,971,247
Wynn Resorts Ltd. (d)	30,700	2,506,348
		25,899,220
Hotels, Resorts & Cruise Lines - 0.6%
Carnival Corp. unit	90,200	3,188,570
Leisure Facilities - 0.5%
Life Time Fitness, Inc. (a)(d)	80,700	2,523,489
Restaurants - 9.3%
Burger King Holdings, Inc.	152,700	3,750,312
Darden Restaurants, Inc.	189,600	5,428,248
McDonald's Corp.	570,558	35,203,429
Sonic Corp. (a)(d)	361,600	5,268,512
		49,650,501
TOTAL HOTELS, RESTAURANTS & LEISURE		81,261,780
HOUSEHOLD DURABLES - 2.0%
Homebuilding - 1.2%
Centex Corp.	60,000	972,000
Lennar Corp. Class A (d)	121,800	1,850,142
Pulte Homes, Inc.	260,100	3,633,597
		6,455,739
Household Appliances - 0.8%
Whirlpool Corp.	55,200	4,376,808
TOTAL HOUSEHOLD DURABLES		10,832,547
INTERNET & CATALOG RETAIL - 3.0%
Internet Retail - 3.0%
Amazon.com, Inc. (a)	185,000	13,460,600
Blue Nile, Inc. (a)(d)	32,261	1,383,029
Expedia, Inc. (a)	84,400	1,275,284
		16,118,913
INTERNET SOFTWARE & SERVICES - 2.0%
Internet Software & Services - 2.0%
Art Technology Group, Inc. (a)	173,190	609,629
Dice Holdings, Inc. (a)	84,702	601,384
Common Stocks - continued
	Shares	Value
INTERNET SOFTWARE & SERVICES - CONTINUED
Internet Software & Services - continued
eBay, Inc. (a)	129,700	$ 2,902,686
Google, Inc. Class A (sub. vtg.) (a)	16,600	6,648,632
		10,762,331
LEISURE EQUIPMENT & PRODUCTS - 0.8%
Leisure Products - 0.8%
Hasbro, Inc.	121,274	4,210,633
MEDIA - 29.9%
Advertising - 3.1%
Interpublic Group of Companies, Inc. (a)	329,000	2,549,750
Lamar Advertising Co. Class A (a)(d)	99,200	3,064,288
Omnicom Group, Inc.	278,500	10,738,960
		16,352,998
Broadcasting - 1.5%
Grupo Televisa SA de CV (CPO) sponsored ADR	358,000	7,829,460
Cable & Satellite - 9.1%
Comcast Corp. Class A (d)	1,291,250	25,347,238
Liberty Media Corp. - Entertainment Class A (a)	328,300	8,197,651
The DIRECTV Group, Inc. (a)	422,400	11,054,208
Time Warner Cable, Inc. (a)	91,400	2,211,880
Virgin Media, Inc.	185,900	1,468,610
		48,279,587
Movies & Entertainment - 14.7%
Ascent Media Corp. (a)	22,600	551,666
Live Nation, Inc. (a)(d)	131,379	2,137,536
News Corp.:
Class A	700,524	8,399,283
Class B	75,000	911,250
Regal Entertainment Group Class A (d)	664,000	10,477,920
The Walt Disney Co.	561,600	17,235,504
Time Warner, Inc. (d)	2,306,700	30,240,837
Viacom, Inc. Class B (non-vtg.) (a)	335,000	8,321,400
		78,275,396
Publishing - 1.5%
McGraw-Hill Companies, Inc.	249,200	7,877,212
TOTAL MEDIA		158,614,653
Common Stocks - continued
	Shares	Value
MULTILINE RETAIL - 7.8%
Department Stores - 0.9%
Nordstrom, Inc. (d)	162,500	$ 4,683,250
General Merchandise Stores - 6.9%
Target Corp. (d)	744,881	36,536,412
TOTAL MULTILINE RETAIL		41,219,662
SPECIALTY RETAIL - 23.1%
Apparel Retail - 5.3%
Abercrombie & Fitch Co. Class A	146,700	5,787,315
Citi Trends, Inc. (a)	167,601	2,730,220
Ross Stores, Inc.	156,400	5,757,084
The Buckle, Inc. (d)	28,300	1,571,782
TJX Companies, Inc.	222,052	6,777,027
Urban Outfitters, Inc. (a)(d)	100,600	3,206,122
Zumiez, Inc. (a)(d)	140,600	2,317,088
		28,146,638
Automotive Retail - 2.4%
Advance Auto Parts, Inc.	157,800	6,258,348
AutoZone, Inc. (a)	54,100	6,672,694
		12,931,042
Computer & Electronics Retail - 0.6%
Gamestop Corp. Class A (a)	87,100	2,979,691
Home Improvement Retail - 8.1%
Home Depot, Inc.	244,100	6,319,749
Lowe's Companies, Inc.	1,286,900	30,486,661
Sherwin-Williams Co.	105,500	6,030,380
		42,836,790
Homefurnishing Retail - 1.0%
Williams-Sonoma, Inc. (d)	323,300	5,230,994
Specialty Stores - 5.7%
Jo-Ann Stores, Inc. (a)(d)	70,505	1,479,195
PetSmart, Inc.	381,637	9,430,250
Staples, Inc.	745,412	16,771,770
Tiffany & Co., Inc. (d)	78,300	2,781,216
		30,462,431
TOTAL SPECIALTY RETAIL		122,587,586
Common Stocks - continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS - 6.2%
Apparel, Accessories & Luxury Goods - 3.6%
Coach, Inc. (a)	205,900	$ 5,155,736
G-III Apparel Group Ltd. (a)	188,736	3,531,251
Hanesbrands, Inc. (a)	160,800	3,497,400
Polo Ralph Lauren Corp. Class A	37,300	2,485,672
VF Corp.	56,300	4,352,553
		19,022,612
Footwear - 2.6%
Iconix Brand Group, Inc. (a)(d)	639,700	8,367,276
NIKE, Inc. Class B	86,500	5,786,850
		14,154,126
TOTAL TEXTILES, APPAREL & LUXURY GOODS		33,176,738
TOTAL COMMON STOCKS (Cost $585,257,439)		524,467,900
Money Market Funds - 17.4%

Fidelity Cash Central Fund, 1.92% (b)	9,622,079	9,622,079
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	82,551,676	82,551,676
TOTAL MONEY MARKET FUNDS (Cost $92,173,755)		92,173,755
TOTAL INVESTMENT PORTFOLIO - 116.2% (Cost $677,431,194)		616,641,655
NET OTHER ASSETS - (16.2)%		(85,915,972)
NET ASSETS - 100%		$ 530,725,683
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 214,977
Fidelity Securities Lending Cash Central Fund	812,917
Total	$ 1,027,894

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $84,833,941) - See accompanying schedule: Unaffiliated issuers (cost $585,257,439)	$ 524,467,900
Fidelity Central Funds (cost $92,173,755)	92,173,755
Total Investments (cost $677,431,194)		$ 616,641,655
Cash		596,710
Receivable for investments sold		6,200,142
Dividends receivable		313,933
Distributions receivable from Fidelity Central Funds		129,563
Total assets		623,882,003

Liabilities
Payable for investments purchased	10,602,810
Payable for fund shares redeemed	424
Other payables and accrued expenses	1,410
Collateral on securities loaned, at value	82,551,676
Total liabilities		93,156,320

Net Assets		$ 530,725,683
Net Assets consist of:
Paid in capital		$ 591,513,063
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(60,787,380)
Net Assets, for 5,740,860 shares outstanding		$ 530,725,683
Net Asset Value, offering price and redemption price per share ($530,725,683 ÷ 5,740,860 shares)		$ 92.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 8,943,182
Interest		1,504
Income from Fidelity Central Funds (including $812,917 from security lending)		1,027,894
Total income		9,972,580

Expenses
Custodian fees and expenses	$ 10,168
Independent directors' compensation	2,664
Total expenses before reductions	12,832
Expense reductions	(5,676)	7,156
Net investment income (loss)		9,965,424
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(58,829,431)
Foreign currency transactions	336
Total net realized gain (loss)		(58,829,095)
Change in net unrealized appreciation (depreciation) on: Investment securities	(110,260,746)
Assets and liabilities in foreign currencies	(813)
Total change in net unrealized appreciation (depreciation)		(110,261,559)
Net gain (loss)		(169,090,654)
Net increase (decrease) in net assets resulting from operations		$ (159,125,230)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Discretionary Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 9,965,424	$ 10,523,135
Net realized gain (loss)	(58,829,095)	93,126,977
Change in net unrealized appreciation (depreciation)	(110,261,559)	(38,501,574)
Net increase (decrease) in net assets resulting from operations	(159,125,230)	65,148,538
Distributions to partners from net investment income	(9,089,713)	(11,273,819)
Affiliated share transactions Proceeds from sales of shares	17,789,224	3,643,480
Reinvestment of distributions	3,819,650	288
Cost of shares redeemed	(36,210,148)	(130,791,625)
Net increase (decrease) in net assets resulting from share transactions	(14,601,274)	(127,147,857)
Total increase (decrease) in net assets	(182,816,217)	(73,273,138)

Net Assets
Beginning of period	713,541,900	786,815,038
End of period	$ 530,725,683	$ 713,541,900
Other Information Shares
Sold	170,035	29,108
Issued in reinvestment of distributions	39,314	2
Redeemed	(330,897)	(1,039,660)
Net increase (decrease)	(121,548)	(1,010,550)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 121.71	$ 114.48	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.71	1.68 G	.19
Net realized and unrealized gain (loss)	(29.41)	7.33	14.46
Total from investment operations	(27.70)	9.01	14.65
Distributions to partners from net investment income	(1.56)	(1.78)	(.17)
Net asset value, end of period	$ 92.45	$ 121.71	$ 114.48
Total Return A, B	(22.90)%	7.87%	14.66%
Ratios to Average Net Assets D, I
Expenses before reductions	-% F	-%F	-%F
Expenses net of fee waivers, if any	-%F	-%F	-%F
Expenses net of all reductions	-%F	-%F	-%F
Net investment income (loss)	1.62%	1.35% G	.18%
Supplemental Data
Net assets, end of period (000 omitted)	$ 530,726	$ 713,542	$ 786,815
Portfolio turnover rate E	62%	110%	15%J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.43 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.00%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Consumer Staples Central Fund	-6.82%	8.86%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Consumer Staples Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Consumer Staples Index performed over the same period.

Annual Report

Fidelity Consumer Staples Central Fund

Management's Discussion of Fund Performance

Comments from Robert Lee, Portfolio Manager of Fidelity® Consumer Staples Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

During the past year, the fund returned -6.82%, underperforming the MSCI US Investable Market Consumer Staples Index, which declined 0.47%, but beating the S&P 500. A major underweighting in Wal-Mart Stores was the largest detractor versus the MSCI index, as the stock rose sharply after a long period of weak returns. Stock selection in the brewing industry hurt results as well. Not owning Anheuser-Busch was a key detractor there, as the firm's stock price was driven up by a takeover bid. Out-of index positions in three European-headquartered brewers dragged on performance as well. Dutch firm Heineken, Belgian company InBev and U.K.-based SABMiller all do a significant portion of their business in emerging-markets nations, and their stocks were hammered by investor concerns about slowing growth rates in developing economies. Currency fluctuations also hurt. On the positive side, strong emerging-markets sales drove a surge in profits and a rise in share price at beauty products firm Avon. A rich valuation and near-term profit challenges led me to underweight household products company Kimberly-Clark, and indeed the firm reported profits below Wall Street's expectations, sending the stock price down. Similarly, I underweighted niche supermarket chain Whole Foods because I thought the stock had become too highly valued, and its shares plummeted. At period end, the fund did not own any Whole Foods stock. Timely ownership of packaged food conglomerate Kraft Foods also aided results.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Consumer Staples Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Procter & Gamble Co.	16.7	16.2
The Coca-Cola Co.	10.6	10.2
PepsiCo, Inc.	8.8	8.5
CVS Caremark Corp.	5.6	5.9
Wal-Mart Stores, Inc.	4.5	1.9
Nestle SA (Reg.)	4.0	4.5
British American Tobacco PLC sponsored ADR	3.7	3.6
Kimberly-Clark Corp.	3.6	0.0
Avon Products, Inc.	3.4	3.2
Colgate-Palmolive Co.	3.2	3.4
	64.1
Top Industries (% of fund's net assets)
As of September 30, 2008
Beverages 32.0%
Household Products 24.1%
Food & Staples Retailing 15.5%
Food Products 14.1%
Tobacco 7.8%
All Others* 6.5%

As of March 31, 2008
Beverages 33.0%
Household Products 19.6%
Food & Staples Retailing 16.3%
Food Products 14.6%
Tobacco 7.1%
All Others* 9.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Consumer Staples Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
BEVERAGES - 32.0%
Brewers - 6.0%
Anadolu Efes Biracilik ve Malt Sanyii AS	127,000	$ 1,303,329
Carlsberg AS Series B	16,100	1,227,230
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	50,800	2,774,188
Heineken NV (Bearer)	39,800	1,598,490
InBev SA	128,700	7,654,248
Molson Coors Brewing Co. Class B	224,020	10,472,935
SABMiller PLC	364,700	7,121,247
		32,151,667
Distillers & Vintners - 4.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	265,200	5,691,192
Diageo PLC	461,200	7,868,492
Pernod Ricard SA	81,220	7,152,211
Remy Cointreau SA (d)	28,000	1,319,994
		22,031,889
Soft Drinks - 21.9%
Coca-Cola Amatil Ltd.	188,736	1,260,066
Coca-Cola FEMSA SAB de CV sponsored ADR (d)	53,100	2,679,426
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	169,000	3,758,560
Coca-Cola Icecek AS	175,000	1,425,774
Cott Corp. (a)	685,300	727,536
Embotelladora Andina SA sponsored ADR (d)	162,100	2,350,450
Fomento Economico Mexicano SA de CV sponsored ADR	33,500	1,277,690
PepsiCo, Inc.	656,400	46,781,628
The Coca-Cola Co.	1,071,700	56,671,496
		116,932,626
TOTAL BEVERAGES		171,116,182
BIOTECHNOLOGY - 0.1%
Biotechnology - 0.1%
Senomyx, Inc. (a)(d)	123,400	559,002
FOOD & STAPLES RETAILING - 15.5%
Drug Retail - 8.0%
CVS Caremark Corp.	889,066	29,925,962
Walgreen Co. (d)	423,200	13,102,272
		43,028,234
Common Stocks - continued
	Shares	Value
FOOD & STAPLES RETAILING - CONTINUED
Food Distributors - 1.1%
Sysco Corp.	141,100	$ 4,350,113
United Natural Foods, Inc. (a)	54,100	1,351,959
		5,702,072
Food Retail - 1.9%
Kroger Co.	151,400	4,160,472
Safeway, Inc.	249,000	5,906,280
		10,066,752
Hypermarkets & Super Centers - 4.5%
Wal-Mart Stores, Inc.	405,808	24,303,841
TOTAL FOOD & STAPLES RETAILING		83,100,899
FOOD PRODUCTS - 14.1%
Agricultural Products - 2.6%
Archer Daniels Midland Co.	231,400	5,069,974
Bunge Ltd. (d)	107,400	6,785,532
Corn Products International, Inc.	29,900	965,172
SLC Agricola SA	143,000	1,202,723
		14,023,401
Packaged Foods & Meats - 11.5%
Cadbury PLC sponsored ADR	10,304	421,846
Groupe Danone (d)	94,500	6,700,684
Kraft Foods, Inc. Class A	279,400	9,150,350
Lindt & Spruengli AG	50	1,353,419
Marine Harvest ASA (a)(d)	2,420,000	1,207,323
Nestle SA (Reg.)	500,771	21,644,015
Perdigao SA (ON)	60,600	1,148,385
Pilgrims Pride Corp. Class B	25,000	62,250
Sadia SA ADR (d)	83,500	782,395
Tyson Foods, Inc. Class A	230,000	2,746,200
Unilever PLC	535,100	14,551,048
Wimm-Bill-Dann Foods OJSC sponsored ADR	20,200	1,434,200
		61,202,115
TOTAL FOOD PRODUCTS		75,225,516
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Starbucks Corp. (a)	1,000	14,870
Common Stocks - continued
	Shares	Value
HOUSEHOLD PRODUCTS - 24.1%
Household Products - 24.1%
Colgate-Palmolive Co.	227,400	$ 17,134,590
Energizer Holdings, Inc. (a)	42,300	3,407,265
Kimberly-Clark Corp.	294,500	19,095,380
Procter & Gamble Co.	1,282,802	89,398,469
		129,035,704
PERSONAL PRODUCTS - 4.1%
Personal Products - 4.1%
Avon Products, Inc.	441,211	18,341,141
Bare Escentuals, Inc. (a)(d)	111,330	1,210,157
Estee Lauder Companies, Inc. Class A	100	4,991
Herbalife Ltd.	32,206	1,272,781
Physicians Formula Holdings, Inc. (a)	156,850	933,258
		21,762,328
PHARMACEUTICALS - 0.8%
Pharmaceuticals - 0.8%
Johnson & Johnson	59,200	4,101,376
TOBACCO - 7.8%
Tobacco - 7.8%
Altria Group, Inc.	485,200	9,626,368
British American Tobacco PLC sponsored ADR	319,700	19,821,400
Lorillard, Inc.	16,100	1,145,515
Philip Morris International, Inc.	176,200	8,475,220
Souza Cruz Industria Comerico	125,000	2,957,526
		42,026,029
TOTAL COMMON STOCKS (Cost $485,478,839)		526,941,906
Money Market Funds - 3.2%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	5,679,303	$ 5,679,303
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	11,627,617	11,627,617
TOTAL MONEY MARKET FUNDS (Cost $17,306,920)		17,306,920
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $502,785,759)		544,248,826
NET OTHER ASSETS - (1.7)%		(8,946,346)
NET ASSETS - 100%		$ 535,302,480
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 193,388
Fidelity Securities Lending Cash Central Fund	353,683
Total	$ 547,071
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	75.2%
United Kingdom	9.3%
Switzerland	4.3%
France	2.8%
Brazil	1.6%
Belgium	1.4%
Bermuda	1.3%
Others (individually less than 1%)	4.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $11,221,421) - See accompanying schedule: Unaffiliated issuers (cost $485,478,839)	$ 526,941,906
Fidelity Central Funds (cost $17,306,920)	17,306,920
Total Investments (cost $502,785,759)		$ 544,248,826
Foreign currency held at value (cost $585,685)		585,848
Receivable for investments sold		4,259,913
Dividends receivable		1,336,427
Distributions receivable from Fidelity Central Funds		18,678
Total assets		550,449,692

Liabilities
Payable for investments purchased	3,508,175
Payable for fund shares redeemed	460
Other payables and accrued expenses	10,960
Collateral on securities loaned, at value	11,627,617
Total liabilities		15,147,212

Net Assets		$ 535,302,480
Net Assets consist of:
Paid in capital		$ 493,869,150
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		41,433,330
Net Assets, for 4,655,738 shares outstanding		$ 535,302,480
Net Asset Value, offering price and redemption price per share ($535,302,480 ÷ 4,655,738 shares)		$ 114.98

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 12,426,715
Interest		275
Income from Fidelity Central Funds (including $353,683 from security lending)		547,071
Total income		12,974,061

Expenses
Custodian fees and expenses	$ 69,646
Independent directors' compensation	2,459
Total expenses before reductions	72,105
Expense reductions	(2,771)	69,334
Net investment income (loss)		12,904,727
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,115,449
Foreign currency transactions	(52,596)
Total net realized gain (loss)		7,062,853
Change in net unrealized appreciation (depreciation) on: Investment securities	(58,522,282)
Assets and liabilities in foreign currencies	(34,926)
Total change in net unrealized appreciation (depreciation)		(58,557,208)
Net gain (loss)		(51,494,355)
Net increase (decrease) in net assets resulting from operations		$ (38,589,628)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Consumer Staples Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 12,904,727	$ 11,990,718
Net realized gain (loss)	7,062,853	76,276,486
Change in net unrealized appreciation (depreciation)	(58,557,208)	29,522,393
Net increase (decrease) in net assets resulting from operations	(38,589,628)	117,789,597
Distributions to partners from net investment income	(12,699,130)	(11,992,374)
Affiliated share transactions Proceeds from sales of shares	16,720,823	2,713,518
Reinvestment of distributions	5,673,850	422
Cost of shares redeemed	(19,461,729)	(94,441,978)
Net increase (decrease) in net assets resulting from share transactions	2,932,944	(91,728,038)
Total increase (decrease) in net assets	(48,355,814)	14,069,185

Net Assets
Beginning of period	583,658,294	569,589,109
End of period	$ 535,302,480	$ 583,658,294
Other Information Shares
Sold	134,806	23,590
Issued in reinvestment of distributions	47,522	3
Redeemed	(153,199)	(842,790)
Net increase (decrease)	29,129	(819,197)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 126.15	$ 104.59	$ 100.00
Income from Investment Operations
Net investment income (loss) C	2.77	2.43	.39
Net realized and unrealized gain (loss)	(11.21)	21.58	4.58
Total from investment operations	(8.44)	24.01	4.97
Distributions to partners from net investment income	(2.73)	(2.45)	(.38)
Net asset value, end of period	$ 114.98	$ 126.15	$ 104.59
Total Return A, B	(6.82)%	23.21%	4.97%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	.01%	-% F
Expenses net of fee waivers, if any	.01%	.01%	-% F
Expenses net of all reductions	.01%	.01%	-% F
Net investment income (loss)	2.23%	2.14%	.37%
Supplemental Data
Net assets, end of period (000 omitted)	$ 535,302	$ 583,658	$ 569,589
Portfolio turnover rate E	59%	93%	10% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Energy Central Fund	-20.73%	5.65%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Energy Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Energy Index performed over the same period.

Annual Report

Fidelity Energy Central Fund

Management's Discussion of Fund Performance

Comments from John Dowd, Portfolio Manager of Fidelity® Energy Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

For the year ending September 30, 2008, the fund returned -20.73%, lagging the -13.40% return of the MSCI US Investable Market Energy Index, but beating the S&P 500. As economic indicators and the overall business climate worsened during the period, the environment for energy and energy-related stocks became more volatile. In a flight to quality, investors moved away from more-cyclical issues such as oil-rig stocks, favoring integrated oil companies and other companies that rely less on borrowing and financial leverage. The fund's biggest losses versus the MSCI index were from oil and gas refining/marketing stocks Valero Energy and Tesoro, which declined when rising crude oil prices squeezed profit margins just as higher gasoline prices dampened demand. Oil-rig manufacturer National Oilwell Varco also declined sharply as investors fled cyclical stocks, while production missteps reduced returns from oil and gas exploration/production (E&P) company Plains Exploration & Production. The fund's underweighting in Exxon Mobil also hurt its relative return, as did not owning oil and gas E&P firm and index component Devon Energy. Contributors included natural gas producer Range Resources, coal companies CONSOL Energy and Peabody Energy, and an out-of-index position in Danish alternative energy product manufacturer Vestas Wind Systems.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Energy Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	7.0	0.0
National Oilwell Varco, Inc.	5.8	5.5
Valero Energy Corp.	5.6	5.6
Range Resources Corp.	4.1	6.5
Nabors Industries Ltd.	3.8	3.6
Occidental Petroleum Corp.	3.7	1.6
Schlumberger Ltd. (NY Shares)	3.4	4.3
Hess Corp.	3.1	1.5
Cabot Oil & Gas Corp.	3.1	4.0
Petrohawk Energy Corp.	2.8	1.6
	42.4
Top Industries (% of fund's net assets)
As of September 30, 2008
Oil, Gas & Consumable Fuels 63.4%
Energy Equipment & Services 27.9%
Electrical Equipment 4.6%
Construction & Engineering 0.5%
Metals & Mining 0.4%
All Others* 3.2%

As of March 31, 2008
Oil, Gas & Consumable Fuels 64.3%
Energy Equipment & Services 29.1%
Electrical Equipment 4.2%
Construction & Engineering 0.6%
Chemicals 0.5%
All Others* 1.3%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Energy Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	13,701	$ 247,851
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	53,912	2,927,961
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 4.1%
Energy Conversion Devices, Inc. (a)	54	3,146
Evergreen Solar, Inc. (a)	284,681	1,571,439
First Solar, Inc. (a)	16,900	3,192,579
JA Solar Holdings Co. Ltd. ADR (a)(d)	494,300	5,229,694
Q-Cells AG (a)	38,307	3,211,024
Renewable Energy Corp. AS (a)	100,800	1,868,021
Sunpower Corp.:
Class A (a)(d)	67,902	4,816,289
Class B (a)	7,800	538,590
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	86,300	3,095,581
		23,526,363
Heavy Electrical Equipment - 0.5%
Vestas Wind Systems AS (a)	32,717	2,855,027
TOTAL ELECTRICAL EQUIPMENT		26,381,390
ENERGY EQUIPMENT & SERVICES - 27.9%
Oil & Gas Drilling - 9.9%
Atwood Oceanics, Inc. (a)	140,300	5,106,920
Diamond Offshore Drilling, Inc.	80	8,245
ENSCO International, Inc.	79,100	4,558,533
Helmerich & Payne, Inc.	67,300	2,906,687
Hercules Offshore, Inc. (a)	206,093	3,124,370
Nabors Industries Ltd. (a)	868,623	21,646,085
Noble Corp.	140,330	6,160,487
Patterson-UTI Energy, Inc.	324,530	6,497,091
Rowan Companies, Inc.	132,100	4,035,655
Transocean, Inc. (a)	18,675	2,051,262
		56,095,335
Oil & Gas Equipment & Services - 18.0%
BJ Services Co.	352,355	6,740,551
Complete Production Services, Inc. (a)	67,470	1,358,171
Exterran Holdings, Inc. (a)	54,895	1,754,444
Common Stocks - continued
	Shares	Value
ENERGY EQUIPMENT & SERVICES - CONTINUED
Oil & Gas Equipment & Services - continued
FMC Technologies, Inc. (a)	89,600	$ 4,170,880
Fugro NV (Certificaten Van Aandelen) unit	33,150	1,956,894
Global Industries Ltd. (a)(d)	326,578	2,266,451
Halliburton Co.	243,800	7,896,682
Helix Energy Solutions Group, Inc. (a)	56,900	1,381,532
NATCO Group, Inc. Class A (a)	780	31,340
National Oilwell Varco, Inc. (a)	650,595	32,679,387
Oil States International, Inc. (a)	50,400	1,781,640
ProSafe ASA	101,800	557,090
Schlumberger Ltd. (NY Shares)	247,200	19,303,848
Smith International, Inc.	37,573	2,203,281
Superior Energy Services, Inc. (a)	107,700	3,353,778
Tenaris SA sponsored ADR	28,900	1,077,681
Tidewater, Inc.	29,641	1,640,926
TSC Offshore Group Ltd. (a)	1,216,000	289,880
Weatherford International Ltd. (a)	469,590	11,805,493
		102,249,949
TOTAL ENERGY EQUIPMENT & SERVICES		158,345,284
GAS UTILITIES - 0.3%
Gas Utilities - 0.3%
Questar Corp.	34,872	1,426,962
Zhongyu Gas Holdings Ltd. (a)	4,720,000	391,130
		1,818,092
MACHINERY - 0.2%
Industrial Machinery - 0.2%
Vallourec SA	4,100	884,375
METALS & MINING - 0.4%
Diversified Metals & Mining - 0.4%
Teck Cominco Ltd. Class B (sub. vtg.)	45,300	1,286,139
Timminco Ltd. (a)	56,700	777,734
		2,063,873
OIL, GAS & CONSUMABLE FUELS - 63.4%
Coal & Consumable Fuels - 7.1%
Arch Coal, Inc.	199,915	6,575,204
CONSOL Energy, Inc.	274,186	12,582,396
Foundation Coal Holdings, Inc.	163,000	5,799,540
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Coal & Consumable Fuels - continued
International Coal Group, Inc. (a)(d)	24,800	$ 154,752
Natural Resource Partners LP	3,600	91,188
Peabody Energy Corp.	305,061	13,727,745
PT Bumi Resources Tbk	1,943,000	635,399
Walter Industries, Inc.	20,100	953,745
		40,519,969
Integrated Oil & Gas - 16.3%
BP PLC sponsored ADR	5,800	290,986
Chevron Corp.	483,600	39,887,325
ConocoPhillips	29,500	2,160,875
Exxon Mobil Corp.	11	854
Hess Corp.	216,600	17,778,528
Marathon Oil Corp.	69,200	2,759,004
Occidental Petroleum Corp.	299,700	21,113,865
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	64,300	2,406,106
Royal Dutch Shell PLC Class A sponsored ADR	102,500	6,048,525
Suncor Energy, Inc.	1,800	74,408
		92,520,476
Oil & Gas Exploration & Production - 29.8%
American Oil & Gas, Inc. NV (a)	62,005	161,833
Anadarko Petroleum Corp.	22,500	1,091,475
Berry Petroleum Co. Class A	90,029	3,486,823
Cabot Oil & Gas Corp.	490,800	17,737,512
Canadian Natural Resources Ltd.	212,600	14,580,797
Chesapeake Energy Corp.	303,300	10,876,338
Comstock Resources, Inc. (a)	119,753	5,993,638
Concho Resources, Inc. (a)	184,156	5,084,547
Continental Resources, Inc. (a)	543	21,302
Denbury Resources, Inc. (a)	274,100	5,218,864
EnCana Corp.	100	6,385
Encore Acquisition Co. (a)	108,006	4,512,491
EOG Resources, Inc.	969	86,687
EXCO Resources, Inc. (a)	172,647	2,817,599
Forest Oil Corp. (a)	79,900	3,963,040
Goodrich Petroleum Corp. (a)(d)	28,200	1,229,238
Kodiak Oil & Gas Corp. (a)	123,930	185,895
Newfield Exploration Co. (a)	16,300	521,437
Nexen, Inc.	211,700	4,912,617
Northern Oil & Gas, Inc. (a)(d)	8,900	72,357
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Oil Search Ltd.	389,627	$ 1,743,580
OPTI Canada, Inc. (a)	88,300	916,681
Penn Virginia Corp.	104,566	5,588,007
Petrobank Energy & Resources Ltd. (a)	18,300	693,729
Petrohawk Energy Corp. (a)(d)	740,100	16,008,363
Petroquest Energy, Inc. (a)(d)	120,802	1,854,311
Plains Exploration & Production Co. (a)	303,456	10,669,513
Quicksilver Resources, Inc. (a)	385,300	7,563,439
Range Resources Corp.	545,635	23,391,372
SandRidge Energy, Inc.	71,500	1,401,400
Southwestern Energy Co. (a)	420,600	12,845,124
Stone Energy Corp. (a)	49,600	2,099,568
Talisman Energy, Inc.	92,800	1,309,523
Vanguard Natural Resources LLC (d)	4,200	49,350
Whiting Petroleum Corp. (a)	8,400	598,584
XTO Energy, Inc.	1,500	69,780
		169,363,199
Oil & Gas Refining & Marketing - 8.8%
Frontier Oil Corp.	345,500	6,364,110
Holly Corp.	117,502	3,398,158
Petroplus Holdings AG	36,981	1,414,745
Sunoco, Inc. (d)	2,364	84,111
Tesoro Corp.	383,565	6,324,987
Valero Energy Corp.	1,046,895	31,720,919
Western Refining, Inc. (d)	88,879	898,567
		50,205,597
Oil & Gas Storage & Transport - 1.4%
Williams Companies, Inc.	323,173	7,643,041
TOTAL OIL, GAS & CONSUMABLE FUELS		360,252,282
TOTAL COMMON STOCKS (Cost $633,668,248)		552,921,108
Money Market Funds - 4.7%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	4,033,624	$ 4,033,624
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	22,814,319	22,814,319
TOTAL MONEY MARKET FUNDS (Cost $26,847,943)		26,847,943
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $660,516,191)		579,769,051
NET OTHER ASSETS - (2.0)%		(11,138,888)
NET ASSETS - 100%		$ 568,630,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 128,686
Fidelity Securities Lending Cash Central Fund	302,406
Total	$ 431,092
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.7%
Canada	4.4%
Netherlands Antilles	3.4%
Cayman Islands	3.1%
United Kingdom	1.2%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $24,057,671) - See accompanying schedule: Unaffiliated issuers (cost $633,668,248)	$ 552,921,108
Fidelity Central Funds (cost $26,847,943)	26,847,943
Total Investments (cost $660,516,191)		$ 579,769,051
Cash		492,605
Receivable for investments sold		12,262,761
Dividends receivable		297,713
Distributions receivable from Fidelity Central Funds		78,442
Total assets		592,900,572

Liabilities
Payable for investments purchased	1,380,327
Payable for fund shares redeemed	609
Other payables and accrued expenses	75,154
Collateral on securities loaned, at value	22,814,319
Total liabilities		24,270,409

Net Assets		$ 568,630,163
Net Assets consist of:
Paid in capital		$ 649,451,498
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(80,821,335)
Net Assets, for 5,147,061 shares outstanding		$ 568,630,163
Net Asset Value, offering price and redemption price per share ($568,630,163 ÷ 5,147,061 shares)		$ 110.48

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Energy Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 5,833,680
Interest		995
Income from Fidelity Central Funds (including $302,406 from security lending)		431,092
Total income		6,265,767

Expenses
Custodian fees and expenses	$ 44,762
Independent directors' compensation	3,336
Total expenses before reductions	48,098
Expense reductions	(3,336)	44,762
Net investment income (loss)		6,221,005
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $3,243)	131,069,633
Foreign currency transactions	(29,519)
Total net realized gain (loss)		131,040,114
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $60,415)	(278,411,498)
Assets and liabilities in foreign currencies	(4,418)
Total change in net unrealized appreciation (depreciation)		(278,415,916)
Net gain (loss)		(147,375,802)
Net increase (decrease) in net assets resulting from operations		$ (141,154,797)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,221,005	$ 7,047,831
Net realized gain (loss)	131,040,114	16,785,687
Change in net unrealized appreciation (depreciation)	(278,415,916)	230,442,718
Net increase (decrease) in net assets resulting from operations	(141,154,797)	254,276,236
Distributions to partners from net investment income	(6,159,006)	(6,992,643)
Affiliated share transactions Proceeds from sales of shares	22,064,048	3,096,329
Reinvestment of distributions	3,830	235
Cost of shares redeemed	(46,214,945)	(126,471,092)
Net increase (decrease) in net assets resulting from share transactions	(24,147,067)	(123,374,528)
Total increase (decrease) in net assets	(171,460,870)	123,909,065

Net Assets
Beginning of period	740,091,033	616,181,968
End of period	$ 568,630,163	$ 740,091,033
Other Information Shares
Sold	153,630	28,720
Issued in reinvestment of distributions	25	2
Redeemed	(275,359)	(1,102,045)
Net increase (decrease)	(121,704)	(1,073,323)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 140.47	$ 97.16	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.18	1.22 G	.29
Net realized and unrealized gain (loss)	(29.99)	43.31	(2.85)
Total from investment operations	(28.81)	44.53	(2.56)
Distributions to partners from net investment income	(1.18)	(1.22)	(.28)
Net asset value, end of period	$ 110.48	$ 140.47	$ 97.16
Total Return A, B	(20.73)%	46.10%	(2.57)%
Ratios to Average Net Assets D, I
Expenses before reductions	.01%	-% F	-%F
Expenses net of fee waivers, if any	.01%	-%F	-%F
Expenses net of all reductions	.01%	-%F	-%F
Net investment income (loss)	.80%	1.05%G	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 568,630	$ 740,091	$ 616,182
Portfolio turnover rateE	108%	52%	12%J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .94%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Financials Central Fund	-38.65%	-15.07%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Financials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Financials Index performed over the same period.

Annual Report

Fidelity Financials Central Fund

Management's Discussion of Fund Performance

Comments from Richard Manuel, Portfolio Manager of Fidelity® Financials Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

For the year, the fund returned -38.65%, lagging both the -33.71% return of the MSCI US Investable Market Financials Index and that of the S&P 500. Financial stocks sank as rising mortgage defaults weakened the credit quality of mortgage originators and eroded the value of investment portfolios with mortgage exposure. The fund trailed the MSCI index mainly because of disappointing stock selection, particularly among thrifts/mortgage finance companies and property/casualty insurers. Detractors included mortgage giants Fannie Mae and Freddie Mac, as well as American International Group, a multi-line insurer not in the index, all of which lost more than 80% of their values. Freddie Mac was no longer held at period end. Conversely, an overweighting in reinsurance, stock and market selection in investment banking/brokerage and diversified banks, and stock selection in consumer finance benefited the fund. A small cash position also was helpful. The best individual contributors were ACE Ltd., a property and casualty insurer with below-average mortgage exposure, and State Street, an asset manager and custody bank with good business growth. Neither stock declined as much as the index.

Note to shareholders: Benjamin Hesse will become Co-Manager of Financials Central Fund on October 1, 2008.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Financials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Bank of America Corp.	7.3	5.0
JPMorgan Chase & Co.	7.2	6.3
Wells Fargo & Co.	6.9	4.7
Citigroup, Inc.	5.3	4.7
ACE Ltd.	3.7	3.8
Everest Re Group Ltd.	2.9	2.7
Goldman Sachs Group, Inc.	2.9	1.4
PNC Financial Services Group, Inc.	2.7	2.1
U.S. Bancorp, Delaware	2.7	2.1
MetLife, Inc.	2.3	2.2
	43.9
Top Industries (% of fund's net assets)
As of September 30, 2008
Diversified Financial Services 23.4%
Insurance 21.3%
Commercial Banks 19.7%
Capital Markets 18.0%
Real Estate Investment Trusts 5.5%
All Others* 12.1%

As of March 31, 2008
Insurance 28.9%
Diversified Financial Services 18.9%
Capital Markets 16.6%
Commercial Banks 12.6%
Real Estate Investment Trusts 6.4%
All Others* 16.6%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Financials Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
CAPITAL MARKETS - 18.0%
Asset Management & Custody Banks - 9.5%
Bank of New York Mellon Corp.	576,300	$ 18,775,854
EFG International (d)	177,050	5,112,096
Fortress Investment Group LLC (d)	176,200	1,850,100
Franklin Resources, Inc.	148,600	13,096,118
GLG Partners, Inc. (d)	237,000	1,284,540
Janus Capital Group, Inc.	277,500	6,737,700
Julius Baer Holding AG	70,021	3,482,486
KKR Private Equity Investors, LP	201,900	1,968,525
Legg Mason, Inc.	26,700	1,016,202
State Street Corp.	310,169	17,642,413
T. Rowe Price Group, Inc.	90,100	4,839,271
The Blackstone Group LP	157,600	2,417,584
		78,222,889
Investment Banking & Brokerage - 8.5%
Charles Schwab Corp.	631,000	16,406,000
Goldman Sachs Group, Inc.	184,700	23,641,600
Lazard Ltd. Class A	79,900	3,416,524
Merrill Lynch & Co., Inc.	469,300	11,873,290
Morgan Stanley	666,200	15,322,600
		70,660,014
TOTAL CAPITAL MARKETS		148,882,903
COMMERCIAL BANKS - 19.4%
Diversified Banks - 10.3%
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	120,300	1,734,726
ICICI Bank Ltd. sponsored ADR (d)	47,100	1,107,792
KB Financial Group, Inc. ADR (a)	31,100	1,420,959
U.S. Bancorp, Delaware	607,200	21,871,344
Wachovia Corp.	331,502	1,160,257
Wells Fargo & Co.	1,530,900	57,454,677
		84,749,755
Regional Banks - 9.1%
Associated Banc-Corp. (d)	381,600	7,612,920
Boston Private Financial Holdings, Inc. (d)	270,500	2,364,170
Cathay General Bancorp (d)	187,100	4,452,980
Center Financial Corp., California	58,514	747,224
Colonial Bancgroup, Inc. (d)	514,100	4,040,826
Huntington Bancshares, Inc. (d)	614,000	4,905,860
KeyCorp	712,300	8,504,862
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
M&T Bank Corp. (d)	85,400	$ 7,621,950
National City Corp. (d)	1,772,700	3,102,225
PNC Financial Services Group, Inc.	292,800	21,872,160
UCBH Holdings, Inc.	46,000	294,860
Wintrust Financial Corp.	200,200	5,875,870
Zions Bancorp (d)	108,600	4,202,820
		75,598,727
TOTAL COMMERCIAL BANKS		160,348,482
CONSUMER FINANCE - 5.1%
Consumer Finance - 5.1%
American Express Co.	179,200	6,349,056
Capital One Financial Corp. (d)	293,800	14,983,800
Discover Financial Services	443,350	6,127,097
Dollar Financial Corp. (a)	138,700	2,134,593
Promise Co. Ltd.	219,500	4,248,960
SLM Corp. (a)	696,400	8,593,576
		42,437,082
DIVERSIFIED FINANCIAL SERVICES - 23.4%
Other Diversifed Financial Services - 19.8%
Bank of America Corp.	1,723,246	60,313,610
Citigroup, Inc.	2,145,199	43,998,031
JPMorgan Chase & Co.	1,288,000	60,149,600
		164,461,241
Specialized Finance - 3.6%
CIT Group, Inc. (d)	917,500	6,385,800
CME Group, Inc.	39,137	14,539,787
Deutsche Boerse AG	57,000	5,214,241
JSE Ltd.	124,300	820,066
KKR Financial Holdings LLC	442,000	2,811,120
		29,771,014
TOTAL DIVERSIFIED FINANCIAL SERVICES		194,232,255
Common Stocks - continued
	Shares	Value
INSURANCE - 21.3%
Insurance Brokers - 0.5%
National Financial Partners Corp. (d)	125,900	$ 1,888,500
Willis Group Holdings Ltd.	76,400	2,464,664
		4,353,164
Life & Health Insurance - 6.4%
AFLAC, Inc.	138,800	8,154,500
MetLife, Inc. (d)	347,800	19,476,800
Principal Financial Group, Inc. (d)	230,000	10,002,700
Prudential Financial, Inc.	216,700	15,602,400
		53,236,400
Multi-Line Insurance - 1.6%
Assurant, Inc.	88,300	4,856,500
Hartford Financial Services Group, Inc.	211,280	8,660,367
		13,516,867
Property & Casualty Insurance - 6.8%
ACE Ltd.	566,640	30,672,223
Argo Group International Holdings, Ltd. (a)	141,190	5,202,852
Axis Capital Holdings Ltd.	89,700	2,844,387
Berkshire Hathaway, Inc. Class A (a)	71	9,272,600
LandAmerica Financial Group, Inc. (d)	62,200	1,508,350
MBIA, Inc. (d)	172,200	2,049,180
The Travelers Companies, Inc.	51,500	2,327,800
United America Indemnity Ltd. Class A (a)	180,800	2,572,784
		56,450,176
Reinsurance - 6.0%
Everest Re Group Ltd.	280,900	24,306,277
IPC Holdings Ltd.	142,000	4,289,820
Max Capital Group Ltd.	218,600	5,078,078
Montpelier Re Holdings Ltd.	127,498	2,104,992
Platinum Underwriters Holdings Ltd.	184,600	6,549,608
RenaissanceRe Holdings Ltd.	135,200	7,030,400
		49,359,175
TOTAL INSURANCE		176,915,782
IT SERVICES - 0.5%
Data Processing & Outsourced Services - 0.5%
Visa, Inc.	65,700	4,033,323
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 5.5%
Mortgage REITs - 1.6%
Annaly Capital Management, Inc.	854,300	$ 11,490,335
Chimera Investment Corp. (d)	307,590	1,910,134
		13,400,469
Residential REITs - 0.6%
Equity Lifestyle Properties, Inc.	94,900	5,032,547
Retail REITs - 3.3%
Developers Diversified Realty Corp.	281,900	8,933,411
General Growth Properties, Inc.	258,000	3,895,800
Simon Property Group, Inc.	150,700	14,617,900
		27,447,111
TOTAL REAL ESTATE INVESTMENT TRUSTS		45,880,127
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.0%
Diversified Real Estate Activities - 1.0%
Meruelo Maddux Properties, Inc. (a)	389,500	475,190
Mitsubishi Estate Co. Ltd.	393,000	7,747,036
		8,222,226
THRIFTS & MORTGAGE FINANCE - 1.3%
Thrifts & Mortgage Finance - 1.3%
FirstFed Financial Corp. (a)(d)	124,300	974,512
Hudson City Bancorp, Inc.	485,200	8,951,940
IndyMac Bancorp, Inc.	140,500	22,480
Radian Group, Inc.	192,400	969,696
Washington Mutual, Inc.	779,400	63,910
		10,982,538
TOTAL COMMON STOCKS (Cost $864,816,979)		791,934,718
Convertible Preferred Stocks - 0.5%

COMMERCIAL BANKS - 0.3%
Regional Banks - 0.3%
Huntington Bancshares, Inc. 8.50%	3,200	2,457,568
UCBH Holdings, Inc. Series B, 8.50%	180	272,444
		2,730,012
Convertible Preferred Stocks - continued
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.0%
Specialized Finance - 0.0%
CIT Group, Inc. Series C, 8.75%	8,700	$ 253,344
INSURANCE - 0.0%
Multi-Line Insurance - 0.0%
American International Group, Inc. Series A, 8.50%	30,300	261,731
THRIFTS & MORTGAGE FINANCE - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 8.75%	451,200	1,118,976
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,452,802)		4,364,063
Money Market Funds - 9.3%

Fidelity Cash Central Fund, 1.92% (b)	25,990,878	25,990,878
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	50,652,925	50,652,925
TOTAL MONEY MARKET FUNDS (Cost $76,643,803)		76,643,803
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $950,913,584)		872,942,584
NET OTHER ASSETS - (5.3)%		(43,835,676)
NET ASSETS - 100%		$ 829,106,908
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,203,660
Fidelity Securities Lending Cash Central Fund	1,047,415
Total	$ 2,251,075
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	84.5%
Bermuda	7.6%
Switzerland	4.7%
Japan	1.4%
Others (individually less than 1%)	1.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $51,576,052) - See accompanying schedule: Unaffiliated issuers (cost $874,269,781)	$ 796,298,781
Fidelity Central Funds (cost $76,643,803)	76,643,803
Total Investments (cost $950,913,584)		$ 872,942,584
Cash		236,993
Receivable for investments sold		14,512,901
Dividends receivable		1,799,378
Distributions receivable from Fidelity Central Funds		278,416
Other receivables		93,035
Total assets		889,863,307

Liabilities
Payable for investments purchased	$ 10,099,068
Payable for fund shares redeemed	723
Other payables and accrued expenses	3,683
Collateral on securities loaned, at value	50,652,925
Total liabilities		60,756,399

Net Assets		$ 829,106,908
Net Assets consist of:
Paid in capital		$ 907,078,486
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(77,971,578)
Net Assets, for 12,588,010 shares outstanding		$ 829,106,908
Net Asset Value, offering price and redemption price per share ($829,106,908 ÷ 12,588,010 shares)		$ 65.86

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 28,811,593
Interest		12,085
Income from Fidelity Central Funds (including $1,047,415 from security lending)		2,251,075
Total income		31,074,753

Expenses
Custodian fees and expenses	$ 18,951
Independent directors' compensation	4,587
Interest	1,001
Total expenses before reductions	24,539
Expense reductions	(9,256)	15,283
Net investment income (loss)		31,059,470
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(311,203,692)
Investment not meeting investment restrictions	(95,844)
Foreign currency transactions	(15,232)
Payment from investment advisor for loss on investment not meeting investment restrictions	102,247
Total net realized gain (loss)		(311,212,521)
Change in net unrealized appreciation (depreciation) on: Investment securities	(235,490,226)
Assets and liabilities in foreign currencies	(1,588)
Total change in net unrealized appreciation (depreciation)		(235,491,814)
Net gain (loss)		(546,704,335)
Net increase (decrease) in net assets resulting from operations		$ (515,644,865)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Financials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 31,059,470	$ 32,800,329
Net realized gain (loss)	(311,212,521)	64,847,753
Change in net unrealized appreciation (depreciation)	(235,491,814)	(12,548,214)
Net increase (decrease) in net assets resulting from operations	(515,644,865)	85,099,868
Distributions to partners from net investment income	(32,890,411)	(32,116,201)
Affiliated share transactions Proceeds from sales of shares	45,410,729	5,327,679
Reinvestment of distributions	11,219,440	1,090
Cost of shares redeemed	(3,898,602)	(264,869,826)
Net increase (decrease) in net assets resulting from share transactions	52,731,567	(259,541,057)
Total increase (decrease) in net assets	(495,803,709)	(206,557,390)

Net Assets
Beginning of period	1,324,910,617	1,531,468,007
End of period	$ 829,106,908	$ 1,324,910,617
Other Information Shares
Sold	523,609	46,885
Issued in reinvestment of distributions	161,714	10
Redeemed	(48,595)	(2,280,693)
Net increase (decrease)	636,728	(2,233,798)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006G

Selected Per-Share Data
Net asset value, beginning of period	$ 110.86	$ 107.96	$ 100.00
Income from Investment Operations
Net investment income (loss)C	2.54	2.56	.47
Net realized and unrealized gain (loss)	(44.85)	2.87	7.95
Total from investment operations	(42.31)	5.43	8.42
Distributions to partners from net investment income	(2.69)	(2.53)	(.46)
Net asset value, end of period	$ 65.86	$ 110.86	$ 107.96
Total ReturnA, B	(38.65)%	5.01%	8.43%
Ratios to Average Net AssetsD, H
Expenses before reductions	-%F	-%F	-%F
Expenses net of fee waivers, if any	-%F	-%F	-%F
Expenses net of all reductions	-%F	-%F	-%F
Net investment income (loss)	2.96%	2.25%	.45%
Supplemental Data
Net assets, end of period (000 omitted)	$ 829,107	$ 1,324,911	$ 1,531,468
Portfolio turnover rateE	53%	35%	4%I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Health Care Central Fund	-15.90%	1.02%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Health Care Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Health Care Index performed over the same period.

Annual Report

Fidelity Health Care Central Fund

Management's Discussion of Fund Performance

Comments from Matthew Sabel, Portfolio Manager of Fidelity® Health Care Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

For the year ending September 30, 2008, the fund returned -15.90%, underperforming the -11.23% return of the MSCI US Investable Market Health Care Index, but outperforming the S&P 500. Unfavorable security selection in pharmaceuticals, biotechnology, health care supplies and health care services hurt the fund's performance relative to the MSCI index the most. Out-of-benchmark positions in the fertilizers/agricultural chemicals and agricultural products areas also dampened relative performance. On the plus side, positive stock selection in the health care equipment, life sciences tools/services and managed health care areas helped performance, as did market-weighting decisions in these segments of the health care sector. Main detractors included underweighting pharmaceutical giant and major index component Johnson & Johnson and biotechnology firm Amgen; investments in Nighthawk Radiology Holdings; outsized stakes in Brazilian pharmaceutical distributor Profarma and medical diagnostics company Inverness Medical Innovations; and untimely ownership of pharmaceutical company Schering-Plough. Contributions came from underweighting mega-cap pharmaceutical company and large index constituent Pfizer and managed health care firm WellPoint. Investments in health care equipment provider and life sciences tools/services firm Bruker BioSciences further boosted the fund's relative return. Some stocks mentioned here were not held at period end.

Note to shareholders: Edward Yoon will become Co-Manager of the fund on October 1, 2008.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Health Care Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Genentech, Inc.	7.6	2.4
Covidien Ltd.	5.5	2.4
Wyeth	5.1	4.9
Thermo Fisher Scientific, Inc.	4.7	3.3
Abbott Laboratories	4.2	4.5
Baxter International, Inc.	4.0	3.0
Pfizer, Inc.	3.0	0.0
Medtronic, Inc.	2.5	2.0
Teva Pharmaceutical Industries Ltd. sponsored ADR	2.5	1.1
UnitedHealth Group, Inc.	2.3	2.5
	41.4
Top Industries (% of fund's net assets)
As of September 30, 2008
Health Care Equipment & Supplies 23.6%
Pharmaceuticals 19.8%
Biotechnology 17.9%
Health Care Providers & Services 13.8%
Life Sciences Tools & Services 12.3%
All Others* 12.6%

As of March 31, 2008
Pharmaceuticals 24.8%
Health Care Equipment & Supplies 22.2%
Health Care Providers & Services 17.1%
Biotechnology 14.1%
Life Sciences Tools & Services 10.9%
All Others* 10.9%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Health Care Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
BEVERAGES - 0.1%
Soft Drinks - 0.1%
Hansen Natural Corp. (a)(d)	11,500	$ 347,875
BIOTECHNOLOGY - 17.9%
Biotechnology - 17.9%
Alnylam Pharmaceuticals, Inc. (a)	72,063	2,086,224
Amgen, Inc. (a)	259,655	15,389,752
Biogen Idec, Inc. (a)	133,201	6,698,678
BioMarin Pharmaceutical, Inc. (a)(d)	313,034	8,292,271
Cephalon, Inc. (a)	67,000	5,191,830
Cougar Biotechnology, Inc. (a)	16,126	538,447
CSL Ltd.	140,259	4,248,862
Genentech, Inc. (a)	571,583	50,687,974
Genzyme Corp. (a)	104,668	8,466,595
GTx, Inc. (a)	78,700	1,496,874
Human Genome Sciences, Inc. (a)	57,700	366,395
ImClone Systems, Inc. (a)	25,574	1,596,841
Molecular Insight Pharmaceuticals, Inc. (a)	52,500	403,200
Myriad Genetics, Inc. (a)	39,300	2,549,784
Omrix Biopharmaceuticals, Inc. (a)	166,092	2,979,690
ONYX Pharmaceuticals, Inc. (a)(d)	91,293	3,302,981
OREXIGEN Therapeutics, Inc. (a)	61,800	666,822
PDL BioPharma, Inc.	86,176	802,299
RXi Pharmaceuticals Corp.	11,977	97,732
Theravance, Inc. (a)(d)	276,932	3,450,573
		119,313,824
CHEMICALS - 4.5%
Fertilizers & Agricultural Chemicals - 4.4%
Monsanto Co.	138,649	13,723,478
Syngenta AG sponsored ADR	45,600	1,929,792
The Mosaic Co.	204,900	13,937,298
		29,590,568
Specialty Chemicals - 0.1%
Jubilant Organosys Ltd.	114,895	703,369
TOTAL CHEMICALS		30,293,937
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Diversified Support Services - 0.0%
PRG-Schultz International, Inc. (a)	6,900	61,824
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Environmental & Facility Services - 0.1%
American Ecology Corp.	23,100	$ 639,177
TOTAL COMMERCIAL SERVICES & SUPPLIES		701,001
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Carriage Services, Inc. Class A (a)	384,800	1,346,800
Hillenbrand, Inc.	22,000	443,520
Stewart Enterprises, Inc. Class A	153,210	1,204,231
StoneMor Partners LP	11,363	165,673
		3,160,224
DIVERSIFIED FINANCIAL SERVICES - 0.1%
Other Diversifed Financial Services - 0.1%
MBF Healthcare Acquisition Corp. (a)	80,541	624,193
MBF Healthcare Acquisition Corp. warrants 4/16/11 (a)	112,141	22,428
		646,621
ELECTRONIC EQUIPMENT & COMPONENTS - 0.3%
Electronic Equipment & Instruments - 0.3%
Mettler-Toledo International, Inc. (a)	23,071	2,260,958
FOOD & STAPLES RETAILING - 0.7%
Drug Retail - 0.7%
China Nepstar Chain Drugstore Ltd. ADR	21,300	104,157
CVS Caremark Corp.	138,432	4,659,621
		4,763,778
FOOD PRODUCTS - 1.5%
Agricultural Products - 0.3%
Archer Daniels Midland Co.	30,960	678,334
Bunge Ltd.	23,400	1,478,412
		2,156,746
Packaged Foods & Meats - 1.2%
Marine Harvest ASA (a)	864,000	431,044
Common Stocks - continued
	Shares	Value
FOOD PRODUCTS - CONTINUED
Packaged Foods & Meats - continued
Nestle SA:
(Reg.)	140,983	$ 6,093,480
sponsored ADR	32,900	1,413,055
		7,937,579
TOTAL FOOD PRODUCTS		10,094,325
HEALTH CARE EQUIPMENT & SUPPLIES - 23.6%
Health Care Equipment - 19.2%
Abaxis, Inc. (a)	16,100	317,170
American Medical Systems Holdings, Inc. (a)	212,806	3,779,435
Baxter International, Inc.	404,220	26,528,959
Beckman Coulter, Inc.	15,000	1,064,850
Boston Scientific Corp. (a)	1,071,500	13,147,305
C.R. Bard, Inc.	51,975	4,930,868
China Medical Technologies, Inc. sponsored ADR	17,300	563,634
CONMED Corp. (a)	9,200	294,400
Covidien Ltd.	677,910	36,444,442
Electro-Optical Sciences, Inc. (a)(d)	270,131	1,410,084
Electro-Optical Sciences, Inc. warrants 8/2/12 (a)(f)	18,650	39,571
Gen-Probe, Inc. (a)	49,000	2,599,450
Golden Meditech Co. Ltd.	6,634,000	1,542,216
Hill-Rom Holdings, Inc.	23,324	706,950
I-Flow Corp. (a)	73,545	684,704
Integra LifeSciences Holdings Corp. (a)(d)	83,776	3,688,657
Kinetic Concepts, Inc. (a)	16,697	477,367
Medtronic, Inc.	330,168	16,541,417
Meridian Bioscience, Inc.	20,900	606,936
Mindray Medical International Ltd. sponsored ADR	57,871	1,951,989
Mingyuan Medicare Development Co. Ltd.	5,150,000	550,036
Natus Medical, Inc. (a)	1,161	26,308
Quidel Corp. (a)	22,168	363,777
St. Jude Medical, Inc. (a)	145,800	6,340,842
Syneron Medical Ltd. (a)	256,954	3,661,595
ThermoGenesis Corp. (a)	138,900	173,625
		128,436,587
Health Care Supplies - 4.4%
Alcon, Inc.	35,800	5,782,058
Common Stocks - continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - CONTINUED
Health Care Supplies - continued
Cremer SA	41,500	$ 220,333
Haemonetics Corp. (a)	26,400	1,629,408
Immucor, Inc. (a)	28,860	922,366
InfuSystems Holdings, Inc. (a)	539,000	1,266,650
Inverness Medical Innovations, Inc. (a)	563,317	16,899,510
RTI Biologics, Inc. (a)	128,500	1,201,475
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	836,000	1,254,840
		29,176,640
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		157,613,227
HEALTH CARE PROVIDERS & SERVICES - 13.5%
Health Care Distributors & Services - 2.7%
Celesio AG	1,100	47,990
McKesson Corp.	232,500	12,510,825
Profarma Distribuidora de Produtos Farmaceuticos SA	679,500	5,657,886
		18,216,701
Health Care Facilities - 1.0%
Brookdale Senior Living, Inc.	23,100	507,969
Community Health Systems, Inc. (a)	149,676	4,387,004
Emeritus Corp. (a)	31,231	777,652
Hanger Orthopedic Group, Inc. (a)	56,100	978,945
Sun Healthcare Group, Inc. (a)	20,697	303,418
		6,954,988
Health Care Services - 4.7%
Apria Healthcare Group, Inc. (a)	282,624	5,155,062
athenahealth, Inc.	600	19,962
Diagnosticos da America SA	73,700	1,004,956
Express Scripts, Inc. (a)	119,965	8,855,816
Health Grades, Inc. (a)	427,346	1,213,663
Medco Health Solutions, Inc. (a)	232,305	10,453,725
NightHawk Radiology Holdings, Inc. (a)	539,698	3,896,620
Rural/Metro Corp. (a)	150,100	381,254
Virtual Radiologic Corp.	32,675	266,628
		31,247,686
Managed Health Care - 5.1%
Coventry Health Care, Inc. (a)	28,800	937,440
Common Stocks - continued
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - CONTINUED
Managed Health Care - continued
Humana, Inc. (a)	107,951	$ 4,447,581
Medial Saude SA	97,100	561,463
UnitedHealth Group, Inc.	607,689	15,429,224
Universal American Financial Corp. (a)	358,910	4,375,113
WellPoint, Inc. (a)	173,800	8,128,626
		33,879,447
TOTAL HEALTH CARE PROVIDERS & SERVICES		90,298,822
HEALTH CARE TECHNOLOGY - 0.7%
Health Care Technology - 0.7%
Eclipsys Corp. (a)	58,815	1,232,174
HLTH Corp. (a)	232,000	2,651,760
Phase Forward, Inc. (a)	20,500	428,655
		4,312,589
HOTELS, RESTAURANTS & LEISURE - 0.0%
Restaurants - 0.0%
Centerplate, Inc. unit	5,700	17,100
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
WebMD Health Corp. Class A (a)(d)	32,500	966,550
LIFE SCIENCES TOOLS & SERVICES - 12.3%
Life Sciences Tools & Services - 12.3%
Albany Molecular Research, Inc. (a)	24,800	448,632
AMAG Pharmaceuticals, Inc. (a)(d)	22,411	867,978
Bio-Rad Laboratories, Inc. Class A (a)	2,357	233,626
Bruker BioSciences Corp. (a)	164,339	2,190,639
Charles River Laboratories International, Inc. (a)	92,600	5,142,078
Covance, Inc. (a)	25,156	2,224,042
Dishman Pharmaceuticals and Chemicals Ltd.	225,376	1,499,393
Exelixis, Inc. (a)	91,500	556,320
Harvard Bioscience, Inc. (a)	53,369	248,166
Illumina, Inc. (a)	107,400	4,352,922
Lonza Group AG	101,626	12,752,274
PAREXEL International Corp. (a)	108,163	3,099,952
PerkinElmer, Inc.	103,565	2,586,018
Pharmaceutical Product Development, Inc.	93,899	3,882,724
QIAGEN NV (a)	416,310	8,213,796
Common Stocks - continued
	Shares	Value
LIFE SCIENCES TOOLS & SERVICES - CONTINUED
Life Sciences Tools & Services - continued
Techne Corp. (a)	19,200	$ 1,384,704
Thermo Fisher Scientific, Inc. (a)	573,893	31,564,115
Varian, Inc. (a)	12,697	544,701
Wuxi Pharmatech Cayman, Inc. sponsored ADR (a)	34,100	448,415
		82,240,495
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Pall Corp.	83,911	2,885,699
PERSONAL PRODUCTS - 0.0%
Personal Products - 0.0%
Nutraceutical International Corp. (a)	22,572	249,421
PHARMACEUTICALS - 19.8%
Pharmaceuticals - 19.8%
Abbott Laboratories	491,082	28,276,502
Alembic Ltd.	22,001	18,984
Allergan, Inc.	167,590	8,630,885
Bristol-Myers Squibb Co.	638,661	13,316,082
China Shineway Pharmaceutical Group Ltd.	1,481,000	1,055,953
Eczacibasi ILAC Sanayi TAS	285,000	256,757
Elan Corp. PLC sponsored ADR (a)	30,000	320,100
Eli Lilly & Co.	40,000	1,761,200
Eurand NV (a)	5,800	105,328
Pfizer, Inc.	1,088,400	20,070,096
Piramal Healthcare Ltd.	176,296	1,262,514
Shire PLC sponsored ADR	77,623	3,706,498
Simcere Pharmaceutical Group sponsored ADR (a)	33,000	286,440
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	358,400	16,411,136
Valeant Pharmaceuticals International (a)(d)	71,000	1,453,370
Wyeth	931,473	34,408,613
XenoPort, Inc. (a)	21,904	1,062,125
		132,402,583
TOTAL COMMON STOCKS (Cost $660,478,417)		642,569,029
Nonconvertible Bonds - 0.3%
	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES - 0.3%
Health Care Services - 0.3%
DASA Finance Corp. 8.75% 5/29/18 (e) (Cost $2,305,241)	$ 2,275,000	$ 1,820,000
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 1.92% (b)	9,387,083	9,387,083
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	22,501,094	22,501,094
TOTAL MONEY MARKET FUNDS (Cost $31,888,177)		31,888,177
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $694,671,835)		676,277,206
NET OTHER ASSETS - (1.2)%		(8,104,088)
NET ASSETS - 100%		$ 668,173,118
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,820,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,571 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc. warrants 8/2/12	8/1/07	$ 19
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 842,777
Fidelity Securities Lending Cash Central Fund	71,744
Total	$ 914,521
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.6%
Bermuda	5.8%
Switzerland	4.2%
Israel	3.0%
Netherlands	1.2%
Brazil	1.0%
Cayman Islands	1.0%
Others (individually less than 1%)	2.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $22,838,343) - See accompanying schedule: Unaffiliated issuers (cost $662,783,658)	$ 644,389,029
Fidelity Central Funds (cost $31,888,177)	31,888,177
Total Investments (cost $694,671,835)		$ 676,277,206
Cash		110,992
Foreign currency held at value (cost $38,766)		38,752
Receivable for investments sold		17,683,383
Dividends receivable		257,088
Interest receivable		57,517
Distributions receivable from Fidelity Central Funds		29,654
Other receivables		24,883
Total assets		694,479,475

Liabilities
Payable for investments purchased	$ 3,789,048
Payable for fund shares redeemed	594
Other payables and accrued expenses	15,621
Collateral on securities loaned, at value	22,501,094
Total liabilities		26,306,357

Net Assets		$ 668,173,118
Net Assets consist of:
Paid in capital		$ 686,567,272
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,394,154)
Net Assets, for 6,707,986 shares outstanding		$ 668,173,118
Net Asset Value, offering price and redemption price per share ($668,173,118 ÷ 6,707,986 shares)		$ 99.61

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Health Care Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 6,684,327
Interest		71,718
Income from Fidelity Central Funds (including $71,744 from security lending)		914,521
Total income		7,670,566

Expenses
Custodian fees and expenses	$ 97,852
Independent directors' compensation	3,195
Total expenses before reductions	101,047
Expense reductions	(5,241)	95,806
Net investment income (loss)		7,574,760
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,030,929)
Foreign currency transactions	(4,245)
Total net realized gain (loss)		(7,035,174)
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $15,987)	(128,350,286)
Assets and liabilities in foreign currencies	(10,547)
Total change in net unrealized appreciation (depreciation)		(128,360,833)
Net gain (loss)		(135,396,007)
Net increase (decrease) in net assets resulting from operations		$ (127,821,247)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,574,760	$ 10,256,838
Net realized gain (loss)	(7,035,174)	38,461,322
Change in net unrealized appreciation (depreciation)	(128,360,833)	60,477,944
Net increase (decrease) in net assets resulting from operations	(127,821,247)	109,196,104
Distributions to partners from net investment income	(7,538,792)	(10,442,595)
Affiliated share transactions Proceeds from sales of shares	22,144,127	2,764,113
Reinvestment of distributions	2,802,162	316
Cost of shares redeemed	(21,514,742)	(161,882,699)
Net increase (decrease) in net assets resulting from share transactions	3,431,547	(159,118,270)
Total increase (decrease) in net assets	(131,928,492)	(60,364,761)

Net Assets
Beginning of period	800,101,610	860,466,371
End of period	$ 668,173,118	$ 800,101,610
Other Information Shares
Sold	195,831	25,014
Issued in reinvestment of distributions	26,414	3
Redeemed	(201,483)	(1,443,499)
Net increase (decrease)	20,762	(1,418,482)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 119.65	$ 106.16	$ 100.00
Income from Investment Operations
Net investment income (loss)C	1.13	1.41	.35
Net realized and unrealized gain (loss)	(20.05)	13.52	6.15
Total from investment operations	(18.92)	14.93	6.50
Distributions to partners from net investment income	(1.12)	(1.44)	(.34)
Net asset value, end of period	$ 99.61	$ 119.65	$ 106.16
Total ReturnA, B	(15.90)%	14.18%	6.50%
Ratios to Average Net AssetsD, H
Expenses before reductions	.01%	.01%	-%F
Expenses net of fee waivers, if any	.01%	.01%	-%F
Expenses net of all reductions	.01%	.01%	-%F
Net investment income (loss)	1.01%	1.26%	.34%
Supplemental Data
Net assets, end of period (000 omitted)	$ 668,173	$ 800,102	$ 860,466
Portfolio turnover rateE	137%	113%	27%I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Industrials Central Fund	-20.68%	4.12%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Industrials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Industrials Index performed over the same period.

Annual Report

Fidelity Industrials Central Fund

Management's Discussion of Fund Performance

Tobias Welo, Portfolio Manager of Fidelity® Industrials Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

During the past year, the fund returned -20.68%, beating the -23.67% return of the MSCI US Investable Market Industrials Index and also topping the S&P 500. Versus the MSCI index, a sizable underweighting in industrial conglomerates contributed. We achieved this underweighting primarily through a lighter-than-benchmark stake in poorly performing General Electric (GE), which represented about 19% of the MSCI index on average and was still our largest holding. The company cut its earnings estimates and suspended its stock buyback program amid troubles in its GE Capital unit. Stock picking in trucking - particularly, overweighted positions in Ryder System, which I sold, and Old Dominion Freight Lines - and in the aerospace and defense group, where I underweighted and ultimately sold off Boeing, also helped. Overweighting security services provider Brink's was beneficial as well. Conversely, performance was hurt by poor stock selection in construction and farm machinery/heavy trucks and by underweighting the strong-performing railroad group - specifically, Burlington Northern Santa Fe and CSX, neither of which was held at period end. I had become concerned about rich valuations in the railroad segment and underestimated the demand for rail transportation from commodity-related end markets. Specialty vehicle maker Oshkosh further detracted. The stock fell sharply after the company substantially lowered its third-quarter outlook, and I sold it.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Industrials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	11.0	9.2
United Parcel Service, Inc. Class B	5.5	2.1
United Technologies Corp.	5.4	5.2
Honeywell International, Inc.	4.9	4.6
Union Pacific Corp.	4.2	2.7
Raytheon Co.	3.2	0.3
Lockheed Martin Corp.	3.2	3.5
Danaher Corp.	3.1	2.9
Norfolk Southern Corp.	3.1	2.2
Caterpillar, Inc.	3.0	2.3
	46.6
Top Industries (% of fund's net assets)
As of September 30, 2008
Aerospace & Defense 20.1%
Machinery 19.5%
Industrial Conglomerates 16.5%
Electrical Equipment 9.2%
Air Freight & Logistics 9.1%
All Others* 25.6%

As of March 31, 2008
Machinery 22.1%
Aerospace & Defense 17.1%
Industrial Conglomerates 13.3%
Commercial Services & Supplies 10.4%
Electrical Equipment 10.1%
All Others* 27.0%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Industrials Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 20.1%
Aerospace & Defense - 20.1%
Honeywell International, Inc.	729,670	$ 30,317,789
Lockheed Martin Corp.	184,400	20,223,148
Northrop Grumman Corp.	174,000	10,533,960
Precision Castparts Corp.	101,000	7,956,780
Raytheon Co.	379,175	20,289,654
Stanley, Inc. (a)	66,879	2,468,504
United Technologies Corp.	561,200	33,705,672
		125,495,507
AIR FREIGHT & LOGISTICS - 9.1%
Air Freight & Logistics - 9.1%
C.H. Robinson Worldwide, Inc.	105,100	5,355,896
FedEx Corp.	126,600	10,006,464
Hub Group, Inc. Class A (a)	79,900	3,008,235
United Parcel Service, Inc. Class B	550,600	34,627,234
UTI Worldwide, Inc.	213,900	3,640,578
		56,638,407
AUTO COMPONENTS - 3.4%
Auto Parts & Equipment - 3.4%
Johnson Controls, Inc.	610,600	18,519,498
WABCO Holdings, Inc.	72,459	2,575,193
		21,094,691
BUILDING PRODUCTS - 2.0%
Building Products - 2.0%
Masco Corp.	534,300	9,585,342
Owens Corning (a)	131,200	3,136,992
		12,722,334
CHEMICALS - 1.4%
Specialty Chemicals - 1.4%
Albemarle Corp.	106,900	3,296,796
Nalco Holding Co.	149,300	2,768,022
W.R. Grace & Co. (a)	190,800	2,884,896
		8,949,714
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 3.9%
Environmental & Facility Services - 2.6%
Allied Waste Industries, Inc. (a)	760,200	$ 8,445,822
Republic Services, Inc.	268,300	8,043,634
		16,489,456
Security & Alarm Services - 1.3%
The Brink's Co.	127,201	7,761,805
TOTAL COMMERCIAL SERVICES & SUPPLIES		24,251,261
CONSTRUCTION & ENGINEERING - 0.6%
Construction & Engineering - 0.6%
Shaw Group, Inc. (a)	134,100	4,120,893
ELECTRICAL EQUIPMENT - 9.2%
Electrical Components & Equipment - 6.6%
AMETEK, Inc.	198,050	8,074,499
Cooper Industries Ltd. Class A	190,600	7,614,470
Emerson Electric Co.	335,800	13,697,282
Roper Industries, Inc.	40,200	2,289,792
Saft Groupe SA (a)	80,000	3,166,915
SolarWorld AG	42,800	1,800,858
Sunpower Corp. Class A (a)(d)	51,400	3,645,802
Woodward Governor Co.	26,715	942,238
		41,231,856
Heavy Electrical Equipment - 2.6%
Alstom SA	78,000	5,918,829
China High Speed Transmission Equipment Group Co. Ltd.	2,092,000	3,828,849
Vestas Wind Systems AS (a)	78,600	6,858,975
		16,606,653
TOTAL ELECTRICAL EQUIPMENT		57,838,509
ELECTRONIC EQUIPMENT & COMPONENTS - 0.9%
Electronic Equipment & Instruments - 0.9%
Itron, Inc. (a)	62,857	5,564,730
INDUSTRIAL CONGLOMERATES - 16.5%
Industrial Conglomerates - 16.5%
General Electric Co.	2,681,196	68,370,495
McDermott International, Inc. (a)	173,800	4,440,590
Common Stocks - continued
	Shares	Value
INDUSTRIAL CONGLOMERATES - CONTINUED
Industrial Conglomerates - continued
Siemens AG sponsored ADR	180,965	$ 16,990,804
Tyco International Ltd.	374,275	13,107,111
		102,909,000
MACHINERY - 19.5%
Construction & Farm Machinery & Heavy Trucks - 8.4%
Caterpillar, Inc.	315,700	18,815,720
Cummins, Inc.	410,018	17,925,987
Deere & Co.	240,500	11,904,750
Navistar International Corp. (a)	69,600	3,770,928
		52,417,385
Industrial Machinery - 11.1%
Actuant Corp. Class A	26,700	673,908
Danaher Corp.	282,500	19,605,500
Eaton Corp.	138,982	7,808,009
Flowserve Corp.	50,592	4,491,052
Ingersoll-Rand Co. Ltd. Class A	217,500	6,779,475
Invensys PLC (a)	822,800	3,057,514
Pall Corp.	128,300	4,412,237
Parker Hannifin Corp.	53,700	2,846,100
SPX Corp.	62,400	4,804,800
Sulzer AG (Reg.)	56,295	5,990,168
The Weir Group PLC	215,500	2,366,428
Timken Co.	134,300	3,807,405
Valmont Industries, Inc.	34,600	2,861,074
		69,503,670
TOTAL MACHINERY		121,921,055
MARINE - 0.7%
Marine - 0.7%
Safe Bulkers, Inc.	207,400	2,260,660
Ultrapetrol (Bahamas) Ltd. (a)	267,669	2,101,202
		4,361,862
PROFESSIONAL SERVICES - 0.8%
Research & Consulting Services - 0.8%
Equifax, Inc.	142,500	4,909,125
Common Stocks - continued
	Shares	Value
ROAD & RAIL - 8.8%
Railroads - 7.3%
Norfolk Southern Corp.	290,000	$ 19,200,900
Union Pacific Corp.	374,000	26,613,840
		45,814,740
Trucking - 1.5%
Con-way, Inc.	109,400	4,825,634
Landstar System, Inc.	64,800	2,855,088
Old Dominion Freight Lines, Inc. (a)	53,512	1,516,530
		9,197,252
TOTAL ROAD & RAIL		55,011,992
TRADING COMPANIES & DISTRIBUTORS - 0.9%
Trading Companies & Distributors - 0.9%
Rush Enterprises, Inc. Class A (a)	446,022	5,709,082
TRANSPORTATION INFRASTRUCTURE - 0.5%
Marine Ports & Services - 0.5%
Aegean Marine Petroleum Network, Inc.	133,600	2,985,960
TOTAL COMMON STOCKS (Cost $666,954,392)		614,484,122
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $182,090)	$ 6,300,000	78,750
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	6,677,318	$ 6,677,318
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	3,251,200	3,251,200
TOTAL MONEY MARKET FUNDS (Cost $9,928,518)		9,928,518
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $677,065,000)		624,491,390
NET OTHER ASSETS - 0.1%		406,706
NET ASSETS - 100%		$ 624,898,096
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 379,371
Fidelity Securities Lending Cash Central Fund	629,006
Total	$ 1,008,377
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
Bermuda	4.4%
Germany	3.0%
France	1.4%
Denmark	1.1%
Switzerland	1.0%
Others (individually less than 1%)	4.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $3,645,802) - See accompanying schedule: Unaffiliated issuers (cost $667,136,482)	$ 614,562,872
Fidelity Central Funds (cost $9,928,518)	9,928,518
Total Investments (cost $677,065,000)		$ 624,491,390
Cash		24,810
Foreign currency held at value (cost $53)		51
Receivable for investments sold		12,220,797
Dividends receivable		1,008,083
Distributions receivable from Fidelity Central Funds		89,398
Other affiliated receivables		6
Total assets		637,834,535

Liabilities
Payable for investments purchased	$ 9,678,565
Payable for fund shares redeemed	556
Other payables and accrued expenses	6,118
Collateral on securities loaned, at value	3,251,200
Total liabilities		12,936,439

Net Assets		$ 624,898,096
Net Assets consist of:
Paid in capital		$ 677,477,104
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(52,579,008)
Net Assets, for 5,920,485 shares outstanding		$ 624,898,096
Net Asset Value, offering price and redemption price per share ($624,898,096 ÷ 5,920,485 shares)		$ 105.55

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 10,946,681
Interest		679
Income from Fidelity Central Funds (including $629,006 from security lending)		1,008,377
Total income		11,955,737

Expenses
Custodian fees and expenses	$ 35,738
Independent directors' compensation	3,260
Total expenses before reductions	38,998
Expense reductions	(5,062)	33,936
Net investment income (loss)		11,921,801
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $103,034)	2,992,775
Foreign currency transactions	(73,584)
Total net realized gain (loss)		2,919,191
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $41,474)	(176,358,099)
Assets and liabilities in foreign currencies	(5,808)
Total change in net unrealized appreciation (depreciation)		(176,363,907)
Net gain (loss)		(173,444,716)
Net increase (decrease) in net assets resulting from operations		$ (161,522,915)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Industrials Central Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,921,801	$ 11,826,955
Net realized gain (loss)	2,919,191	70,264,081
Change in net unrealized appreciation (depreciation)	(176,363,907)	112,741,893
Net increase (decrease) in net assets resulting from operations	(161,522,915)	194,832,929
Distributions to partners from net investment income	(11,860,873)	(11,626,948)
Affiliated share transactions Proceeds from sales of shares	21,737,305	4,230,850
Reinvestment of distributions	4,996,307	386
Cost of shares redeemed	(47,486,516)	(120,102,965)
Net increase (decrease) in net assets resulting from share transactions	(20,752,904)	(115,871,729)
Total increase (decrease) in net assets	(194,136,692)	67,334,252

Net Assets
Beginning of period	819,034,788	751,700,536
End of period	$ 624,898,096	$ 819,034,788
Other Information Shares
Sold	175,711	35,451
Issued in reinvestment of distributions	41,089	3
Redeemed	(355,430)	(1,025,786)
Net increase (decrease)	(138,630)	(990,332)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 135.17	$ 106.63	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.98	1.84	.42
Net realized and unrealized gain (loss)	(29.63)	28.51	6.62
Total from investment operations	(27.65)	30.35	7.04
Distributions to partners from net investment income	(1.97)	(1.81)	(.41)
Net asset value, end of period	$ 105.55	$ 135.17	$ 106.63
Total Return A, B	(20.68)%	28.69%	7.04%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	-% F	-% F
Expenses net of fee waivers, if any	-% F	-% F	-% F
Expenses net of all reductions	-% F	-% F	-% F
Net investment income (loss)	1.57%	1.53%	.40%
Supplemental Data
Net assets, end of period (000 omitted)	$ 624,898	$ 819,035	$ 751,701
Portfolio turnover rate E	109%	92%	7% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Information Technology Central Fund	-34.07%	-0.27%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Information Technology Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Information Technology Index performed over the same period.

Annual Report

Fidelity Information Technology Central Fund

Management's Discussion of Fund Performance

Charlie Chai, Portfolio Manager of Fidelity® Information Technology Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

During the past year, the fund returned -34.07%, trailing the -23.16% return of the MSCI US Investable Market Information Technology Index and also lagging the S&P 500. Versus the MSCI index, stock selection in the communications equipment, computer hardware and semiconductor groups was particularly damaging, as was a sizable underweighting in the relatively strong-performing systems software space. Overweighting Apple, a maker of consumer electronics products, hurt fund performance. The stock had a difficult September amid a broad market sell-off and concerns about weakening consumer spending. Not owning IBM and significantly underweighting Microsoft and Hewlett-Packard held back performance, as all three of these major index components benefited from a flight to quality. Also detracting was Canada-based Sandvine, a maker of equipment for monitoring Internet traffic. Conversely, my picks in consumer electronics and in computer storage and peripherals yielded modest benefits, as did a small cash position. At the stock level, our performance was aided by Tele Atlas, a Dutch provider of digital map data, whose stock was lifted by a lucrative buyout offer for the company. Also helpful were Taiwan-based HTC Corp., a leading electronics contract manufacturer, and Synaptics, which supplies semiconductors for touchscreen products. Sandvine, Tele Atlas and HTC were out-of-index holdings. Hewlett-Packard and Tele Atlas were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Information Technology Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	11.5	1.1
Applied Materials, Inc.	5.4	0.6
Nintendo Co. Ltd.	4.6	8.2
Tencent Holdings Ltd.	3.1	0.5
QUALCOMM, Inc.	3.0	4.0
Research In Motion Ltd.	3.0	1.9
SanDisk Corp.	2.4	0.0
Starent Networks Corp.	2.2	1.7
VisionChina Media, Inc. ADR	2.0	0.0
Visa, Inc.	1.9	0.0
	39.1
Top Industries (% of fund's net assets)
As of September 30, 2008
Computers & Peripherals 19.4%
Semiconductors & Semiconductor Equipment 17.3%
Software 16.4%
Communications Equipment 15.9%
Electronic Equipment & Components 6.2%
All Others* 24.8%

As of March 31, 2008
Communications Equipment 31.2%
Software 18.9%
Semiconductors & Semiconductor Equipment 17.7%
Computers & Peripherals 9.6%
Internet Software & Services 5.4%
All Others* 17.2%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Information Technology Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 15.9%
Communications Equipment - 15.9%
ADC Telecommunications, Inc. (a)	1,082,100	$ 9,143,745
Aruba Networks, Inc. (a)	13,100	67,203
AudioCodes Ltd. (a)	546,700	1,377,684
Ciena Corp. (a)	146,900	1,480,752
Cogo Group, Inc. (a)	482,465	2,542,591
CommScope, Inc. (a)	369,100	12,785,624
Comverse Technology, Inc. (a)	585,700	5,605,149
Delta Networks, Inc.	7,647,000	1,807,967
F5 Networks, Inc. (a)	127,502	2,980,997
Harris Stratex Networks, Inc. Class A (a)	438,500	3,424,685
Infinera Corp. (a)	160,000	1,529,600
Mogem Co. Ltd. (a)(e)	398,390	729,958
Motorola, Inc.	918,900	6,560,946
Powerwave Technologies, Inc. (a)	1,652,400	6,543,504
QUALCOMM, Inc.	539,700	23,190,909
Research In Motion Ltd. (a)	335,800	22,935,140
Riverbed Technology, Inc. (a)	100	1,252
Sandvine Corp. (a)	1,784,200	1,760,062
Sandvine Corp. (U.K.) (a)	1,156,000	1,082,686
Sonus Networks, Inc. (a)	288,368	830,500
Starent Networks Corp. (a)	1,330,112	17,211,649
		123,592,603
COMPUTERS & PERIPHERALS - 19.4%
Computer Hardware - 14.6%
3PAR, Inc.	8,200	52,890
Apple, Inc. (a)	788,700	89,643,640
Diebold, Inc.	125,100	4,142,061
Foxconn Technology Co. Ltd.	18,100	59,075
HTC Corp.	859,560	13,308,407
Palm, Inc.	252,500	1,507,425
Stratasys, Inc. (a)(d)	284,700	4,973,709
		113,687,207
Computer Storage & Peripherals - 4.8%
China Digital TV Holding Co. Ltd. ADR	2,100	17,199
EMC Corp. (a)	312,700	3,739,892
Innolux Display Corp.	789,237	1,055,584
Netezza Corp. (a)	291,100	3,088,571
Common Stocks - continued
	Shares	Value
COMPUTERS & PERIPHERALS - CONTINUED
Computer Storage & Peripherals - continued
SanDisk Corp. (a)(d)	940,800	$ 18,392,640
Synaptics, Inc. (a)(d)	357,350	10,799,117
		37,093,003
TOTAL COMPUTERS & PERIPHERALS		150,780,210
DIVERSIFIED CONSUMER SERVICES - 1.1%
Education Services - 1.1%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	135,800	8,723,792
ELECTRIC UTILITIES - 0.1%
Electric Utilities - 0.1%
Enernoc, Inc. (a)(d)	82,889	857,072
ELECTRICAL EQUIPMENT - 4.6%
Electrical Components & Equipment - 4.3%
Canadian Solar, Inc. (a)(d)	29,800	581,994
centrotherm photovoltaics AG (a)	3,300	181,019
Energy Conversion Devices, Inc. (a)(d)	130,500	7,601,625
First Solar, Inc. (a)	63,400	11,976,894
Neo-Neon Holdings Ltd.	9,820,000	2,288,128
Q-Cells AG (a)	10,100	846,617
Sunpower Corp. Class B (a)	140,224	9,682,467
		33,158,744
Heavy Electrical Equipment - 0.3%
China High Speed Transmission Equipment Group Co. Ltd.	1,471,000	2,692,274
TOTAL ELECTRICAL EQUIPMENT		35,851,018
ELECTRONIC EQUIPMENT & COMPONENTS - 6.2%
Electronic Components - 0.4%
Everlight Electronics Co. Ltd.	1,397,395	2,920,873
Electronic Equipment & Instruments - 2.2%
China Security & Surveillance Technology, Inc. (a)(d)	836,500	11,610,620
Chroma ATE, Inc.	2,146,238	2,627,449
Comverge, Inc. (a)	161,000	740,600
Digital Ally, Inc. (a)	235,200	1,615,824
Test Research, Inc.	753,288	556,271
		17,150,764
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 0.6%
Ju Teng International Holdings Ltd. (a)	2,000,000	$ 845,141
Trimble Navigation Ltd. (a)	149,540	3,867,104
		4,712,245
Technology Distributors - 3.0%
Arrow Electronics, Inc. (a)	285,800	7,493,676
Avnet, Inc. (a)	330,000	8,127,900
Ingram Micro, Inc. Class A (a)	498,000	8,002,860
		23,624,436
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		48,408,318
ENERGY EQUIPMENT & SERVICES - 0.1%
Oil & Gas Equipment & Services - 0.1%
IHS, Inc. Class A (a)	15,800	752,712
HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Health Care Equipment - 1.6%
China Medical Technologies, Inc. sponsored ADR	56,100	1,827,738
Conceptus, Inc. (a)	75,000	1,243,500
Golden Meditech Co. Ltd.	470,000	109,262
I-Flow Corp. (a)	95,200	886,312
Mindray Medical International Ltd. sponsored ADR	180,962	6,103,848
Mingyuan Medicare Development Co. Ltd.	18,260,000	1,950,225
		12,120,885
HEALTH CARE PROVIDERS & SERVICES - 0.0%
Health Care Services - 0.0%
athenahealth, Inc.	800	26,616
HOTELS, RESTAURANTS & LEISURE - 0.5%
Hotels, Resorts & Cruise Lines - 0.5%
Ctrip.com International Ltd. sponsored ADR	57,800	2,231,658
Home Inns & Hotels Management, Inc. sponsored ADR (a)(d)	115,600	1,612,620
		3,844,278
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)(d)	18,500	340,116
Common Stocks - continued
	Shares	Value
INTERNET & CATALOG RETAIL - 1.1%
Internet Retail - 1.1%
Amazon.com, Inc. (a)	118,300	$ 8,607,508
INTERNET SOFTWARE & SERVICES - 5.6%
Internet Software & Services - 5.6%
Alibaba.com Ltd.	13,000	12,061
Baidu.com, Inc. sponsored ADR (a)	5,000	1,241,150
DealerTrack Holdings, Inc. (a)	125,300	2,110,052
Equinix, Inc. (a)	61,800	4,292,628
Google, Inc. Class A (sub. vtg.) (a)	9,700	3,885,044
LivePerson, Inc. (a)	810,600	2,358,846
Omniture, Inc. (a)	219,191	4,024,347
Openwave Systems, Inc. (a)	88,100	109,244
Tencent Holdings Ltd.	3,323,000	24,289,426
VeriSign, Inc. (a)	34,500	899,760
		43,222,558
IT SERVICES - 2.6%
Data Processing & Outsourced Services - 2.3%
MasterCard, Inc. Class A	8,400	1,489,572
Visa, Inc.	249,200	15,298,388
WNS Holdings Ltd. ADR (a)	150,000	1,477,500
		18,265,460
IT Consulting & Other Services - 0.3%
China Information Security Technology, Inc. (a)(d)	100,000	470,000
Yucheng Technologies Ltd. (a)	175,500	1,781,325
		2,251,325
TOTAL IT SERVICES		20,516,785
LIFE SCIENCES TOOLS & SERVICES - 0.1%
Life Sciences Tools & Services - 0.1%
QIAGEN NV (a)	47,600	939,148
MACHINERY - 0.5%
Industrial Machinery - 0.5%
China Fire & Security Group, Inc. (a)(d)	183,000	1,923,330
Meyer Burger Technology AG (a)	3,400	752,660
Shin Zu Shing Co. Ltd.	302,347	1,245,631
		3,921,621
Common Stocks - continued
	Shares	Value
MEDIA - 2.0%
Advertising - 2.0%
VisionChina Media, Inc. ADR (d)	1,066,646	$ 15,690,363
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Timminco Ltd. (a)	84,800	1,163,172
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 16.5%
Semiconductor Equipment - 12.1%
Aixtron AG	158,700	931,922
Applied Materials, Inc. (d)	2,787,300	42,171,849
ASML Holding NV (NY Shares)	345,700	6,087,777
Cymer, Inc. (a)	278,300	7,049,339
FormFactor, Inc. (a)	193,600	3,372,512
Global Unichip Corp.	164,689	959,337
Lam Research Corp. (a)	412,000	12,973,880
LTX-Credence Corp. (a)	839,372	1,460,507
MEMSIC, Inc.	202,700	425,670
MKS Instruments, Inc. (a)	100,000	1,991,000
Tessera Technologies, Inc. (a)	180,500	2,949,370
Varian Semiconductor Equipment Associates, Inc. (a)	408,400	10,259,008
Verigy Ltd. (a)	222,600	3,623,928
		94,256,099
Semiconductors - 4.4%
Atheros Communications, Inc. (a)	268,800	6,338,304
AuthenTec, Inc. (a)	275,800	592,970
Cavium Networks, Inc. (a)	519,391	7,313,025
CSR PLC (a)	429,700	2,022,239
Cypress Semiconductor Corp. (a)	433,600	2,263,392
Elan Microelectronics Corp.	264,000	179,091
Hittite Microwave Corp. (a)	77,321	2,597,986
Infineon Technologies AG sponsored ADR (a)	623,800	3,487,042
Micron Technology, Inc. (a)	889,000	3,600,450
Mindspeed Technologies, Inc. (a)	287,199	683,534
NVIDIA Corp. (a)	41,500	444,465
PMC-Sierra, Inc. (a)	368,500	2,734,270
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,302	13,283
SiRF Technology Holdings, Inc. (a)	967,200	1,441,128
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Spansion, Inc. Class A (a)	313,300	$ 485,615
Taiwan Semiconductor Manufacturing Co. Ltd.	5,099	8,530
		34,205,324
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		128,461,423
SOFTWARE - 16.4%
Application Software - 6.4%
Autonomy Corp. PLC (a)	248,700	4,618,059
Cadence Design Systems, Inc. (a)	185,900	1,256,684
Callidus Software, Inc. (a)	439,733	1,741,343
Citrix Systems, Inc. (a)	15,500	391,530
Concur Technologies, Inc. (a)	116,539	4,458,782
Global Digital Creations Holdings Ltd. (a)	1,382,000	36,273
Longtop Financial Technologies Ltd. ADR (d)	189,200	2,665,828
Magma Design Automation, Inc. (a)	350,700	1,409,814
Nuance Communications, Inc. (a)	205,600	2,506,264
Parametric Technology Corp. (a)	239,100	4,399,440
Salesforce.com, Inc. (a)	175,151	8,477,308
Smith Micro Software, Inc. (a)	661,075	4,693,633
SuccessFactors, Inc. (d)	435,900	4,751,310
Synchronoss Technologies, Inc. (a)(d)	371,600	3,496,756
Taleo Corp. Class A (a)	157,004	3,122,810
Verint Systems, Inc. (a)	128,200	2,134,530
		50,160,364
Home Entertainment Software - 6.3%
Activision Blizzard, Inc. (a)	349,400	5,391,242
Gameloft (a)	434,000	2,086,627
Kingsoft Corp. Ltd.	1,318,000	358,633
Nintendo Co. Ltd.	84,800	36,002,686
Perfect World Co. Ltd. sponsored ADR Class B (a)	228,800	5,134,272
		48,973,460
Systems Software - 3.7%
CA, Inc.	490,500	9,790,380
Insyde Software Corp.	600,000	1,055,864
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Microsoft Corp.	312,200	$ 8,332,618
Oracle Corp. (a)	453,700	9,214,647
		28,393,509
TOTAL SOFTWARE		127,527,333
SPECIALTY RETAIL - 0.7%
Computer & Electronics Retail - 0.7%
The Game Group PLC	1,455,361	5,358,765
TOTAL COMMON STOCKS (Cost $914,512,527)		740,706,296
Convertible Bonds - 0.8%
Principal Amount
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
Semiconductors - 0.8%
Advanced Micro Devices, Inc. 5.75% 8/15/12 (Cost $7,796,554)	$ 10,300,000	5,871,000
Money Market Funds - 10.8%
	Shares
Fidelity Cash Central Fund, 1.92% (b)	47,538,797	47,538,797
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	36,282,244	36,282,244
TOTAL MONEY MARKET FUNDS (Cost $83,821,041)		83,821,041
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $1,006,130,122)		830,398,337
NET OTHER ASSETS - (6.7)%		(51,792,809)
NET ASSETS - 100%		$ 778,605,528
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 814,552
Fidelity Securities Lending Cash Central Fund	1,193,513
Total	$ 2,008,065
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Mogem Co. Ltd.	$ 2,616,318	$ -	$ -	$ -	$ 729,958
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.1%
Cayman Islands	6.3%
Japan	4.6%
Canada	3.5%
China	3.5%
Taiwan	3.0%
United Kingdom	1.8%
Others (individually less than 1%)	3.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $36,468,743) - See accompanying schedule: Unaffiliated issuers (cost $914,824,855)	$ 745,847,338
Fidelity Central Funds (cost $83,821,041)	83,821,041
Other affiliated issuers (cost $7,484,226)	729,958
Total Investments (cost $1,006,130,122)		$ 830,398,337
Cash		791,004
Foreign currency held at value (cost $4,131,283)		4,106,088
Receivable for investments sold		16,624,568
Dividends receivable		423,950
Interest receivable		74,031
Distributions receivable from Fidelity Central Funds		205,906
Other receivables		7,118
Total assets		852,631,002

Liabilities
Payable for investments purchased	$ 37,724,812
Payable for fund shares redeemed	790
Other payables and accrued expenses	17,628
Collateral on securities loaned, at value	36,282,244
Total liabilities		74,025,474

Net Assets		$ 778,605,528
Net Assets consist of:
Paid in capital		$ 954,291,616
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(175,686,088)
Net Assets, for 7,927,889 shares outstanding		$ 778,605,528
Net Asset Value, offering price and redemption price per share ($778,605,528 ÷ 7,927,889 shares)		$ 98.21

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Information Technology Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 6,113,364
Interest		442,136
Income from Fidelity Central Funds (including $1,193,513 from security lending)		2,008,065
		8,563,565
Less foreign taxes withheld		(524,309)
Total income		8,039,256

Expenses
Custodian fees and expenses	$ 124,805
Independent directors' compensation	4,311
Interest	15,597
Total expenses before reductions	144,713
Expense reductions	(5,090)	139,623
Net investment income (loss)		7,899,633
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,852,233)
Foreign currency transactions	(333,049)
Total net realized gain (loss)		(40,185,282)
Change in net unrealized appreciation (depreciation) on: Investment securities	(365,231,536)
Assets and liabilities in foreign currencies	43,813
Total change in net unrealized appreciation (depreciation)		(365,187,723)
Net gain (loss)		(405,373,005)
Net increase (decrease) in net assets resulting from operations		$ (397,473,372)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,899,633	$ 3,601,211
Net realized gain (loss)	(40,185,282)	152,299,398
Change in net unrealized appreciation (depreciation)	(365,187,723)	121,408,507
Net increase (decrease) in net assets resulting from operations	(397,473,372)	277,309,116
Distributions to partners from net investment income	(7,413,622)	(3,568,158)
Affiliated share transactions Proceeds from sales of shares	40,735,477	5,997,559
Reinvestment of distributions	3,547,215	137
Cost of shares redeemed	(7,725,856)	(186,463,672)
Net increase (decrease) in net assets resulting from share transactions	36,556,836	(180,465,976)
Total increase (decrease) in net assets	(368,330,158)	93,274,982

Net Assets
Beginning of period	1,146,935,686	1,053,660,704
End of period	$ 778,605,528	$ 1,146,935,686
Other Information Shares
Sold	315,151	46,268
Issued in reinvestment of distributions	29,441	1
Redeemed	(58,404)	(1,459,039)
Net increase (decrease)	286,188	(1,412,770)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 150.09	$ 116.37	$ 100.00
Income from Investment Operations
Net investment income (loss) C	1.01	.44	.14
Net realized and unrealized gain (loss)	(51.94)	33.72	16.37
Total from investment operations	(50.93)	34.16	16.51
Distributions to partners from net investment income	(.95)	(.44)	(.14)
Net asset value, end of period	$ 98.21	$ 150.09	$ 116.37
Total Return A, B	(34.07)%	29.41%	16.51%
Ratios to Average Net Assets D, H
Expenses before reductions	.01%	.01%	-% F
Expenses net of fee waivers, if any	.01%	.01%	-%F
Expenses net of all reductions	.01%	.01%	-%F
Net investment income (loss)	.79%	.34%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 778,606	$ 1,146,936	$ 1,053,661
Portfolio turnover rate E	218%	168%	72%I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Materials Central Fund	-23.79%	6.48%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Materials Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Materials Index performed over the same period.

Annual Report

Fidelity Materials Central Fund

Management's Discussion of Fund Performance

Comments from Tobias Welo, who became Portfolio Manager of Fidelity® Materials Central Fund on January 9, 2008

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

For the year ending September 30, 2008, the fund returned -23.79%, underperforming the S&P 500 and the -21.15% return for the MSCI US Investable Market Materials Index. Stock selection among chemicals, including the specialty, commodity and diversified chemicals groups, detracted versus the sector index, as did some holdings and an underweighting within the construction materials segment. On the positive side, exposure to two out-of-benchmark segments, coal/consumable fuels and home improvement retail, benefited results, as did the fund's stock picks in metal/glass containers. Cash holdings also helped amid high market volatility. On an individual basis, underweightings in specialty chemicals manufacturer Rohm and Haas and iron-ore producer Cleveland-Cliffs hurt. Rohm and Haas rose on news of its agreement to be purchased by Dow Chemical, while Cleveland-Cliffs benefited from high global demand for iron ore. Century Aluminum and Titanium Metals detracted, hampered partly by falling product prices. Among contributors, underweightings in steel company Allegheny Technologies and aluminum concern Alcoa helped; the two firms struggled with declining outlooks for such products as aluminum and nickel. Paper/packaging company Rock-Tenn was another positive, lifted in part by falling production costs. Some stocks mentioned here were sold by period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Materials Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Monsanto Co.	13.1	10.6
E.I. du Pont de Nemours & Co.	10.0	6.8
Newmont Mining Corp.	4.5	3.2
Freeport-McMoRan Copper & Gold, Inc. Class B	3.8	7.0
Celanese Corp. Class A	3.4	2.6
Weyerhaeuser Co.	3.2	2.2
Owens-Illinois, Inc.	3.0	2.4
FMC Corp.	3.0	1.6
The Mosaic Co.	2.8	3.5
United States Steel Corp.	2.7	3.4
	49.5
Top Industries (% of fund's net assets)
As of September 30, 2008
Chemicals 55.5%
Metals & Mining 21.2%
Containers & Packaging 11.5%
Paper & Forest Products 3.2%
Marine 1.2%
All Others* 7.4%

As of March 31, 2008
Chemicals 51.5%
Metals & Mining 33.9%
Containers & Packaging 8.5%
Paper & Forest Products 3.2%
Oil, Gas & Consumable Fuels 1.5%
All Others* 1.4%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Materials Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
BUILDING PRODUCTS - 0.7%
Building Products - 0.7%
Masco Corp.	78,200	$ 1,402,908
CHEMICALS - 55.5%
Commodity Chemicals - 3.4%
Celanese Corp. Class A	234,222	6,537,136
Diversified Chemicals - 16.8%
Ashland, Inc.	18,800	549,712
E.I. du Pont de Nemours & Co.	471,249	18,991,335
FMC Corp.	110,180	5,662,150
PPG Industries, Inc.	47,100	2,746,872
Solutia, Inc. (a)	274,700	3,845,800
		31,795,869
Fertilizers & Agricultural Chemicals - 17.8%
Agrium, Inc.	13,200	737,881
K&S AG	11,400	790,151
Monsanto Co.	251,132	24,857,045
Terra Industries, Inc.	72,302	2,125,679
The Mosaic Co.	77,562	5,275,767
		33,786,523
Industrial Gases - 6.1%
Air Products & Chemicals, Inc.	58,100	3,979,269
Airgas, Inc.	79,500	3,947,175
Praxair, Inc.	51,400	3,687,436
		11,613,880
Specialty Chemicals - 11.4%
Albemarle Corp.	164,232	5,064,915
Ecolab, Inc.	105,700	5,128,564
H.B. Fuller Co.	17,000	354,790
Lubrizol Corp.	70,000	3,019,800
Nalco Holding Co.	133,182	2,469,194
Rockwood Holdings, Inc. (a)	95,498	2,450,479
W.R. Grace & Co. (a)	204,500	3,092,040
		21,579,782
TOTAL CHEMICALS		105,313,190
CONTAINERS & PACKAGING - 11.5%
Metal & Glass Containers - 8.4%
Ball Corp.	90,800	3,585,692
Crown Holdings, Inc. (a)	125,500	2,787,355
Common Stocks - continued
	Shares	Value
CONTAINERS & PACKAGING - CONTINUED
Metal & Glass Containers - continued
Greif, Inc. Class A	5,100	$ 334,662
Owens-Illinois, Inc. (a)	196,600	5,780,040
Pactiv Corp. (a)	137,600	3,416,608
		15,904,357
Paper Packaging - 3.1%
Packaging Corp. of America	28,500	660,630
Rock-Tenn Co. Class A	66,036	2,640,119
Temple-Inland, Inc. (d)	170,200	2,597,252
		5,898,001
TOTAL CONTAINERS & PACKAGING		21,802,358
MARINE - 1.2%
Marine - 1.2%
Safe Bulkers, Inc.	82,900	903,610
Ultrapetrol (Bahamas) Ltd. (a)	179,000	1,405,150
		2,308,760
METALS & MINING - 21.2%
Aluminum - 1.1%
Century Aluminum Co. (a)(d)	73,100	2,024,139
Diversified Metals & Mining - 4.9%
BHP Billiton PLC	89,800	2,034,518
Freeport-McMoRan Copper & Gold, Inc. Class B	127,563	7,251,957
		9,286,475
Gold - 6.9%
Agnico-Eagle Mines Ltd.	19,300	1,053,486
Goldcorp, Inc.	32,100	1,009,383
Lihir Gold Ltd. (a)	523,530	1,183,825
Newcrest Mining Ltd.	70,002	1,454,404
Newmont Mining Corp.	218,900	8,484,564
		13,185,662
Precious Metals & Minerals - 1.0%
Impala Platinum Holdings Ltd.	52,927	1,080,016
Pan American Silver Corp. (a)	39,700	882,531
		1,962,547
Steel - 7.3%
ArcelorMittal SA (NY Shares) Class A	25,600	1,264,128
Cleveland-Cliffs, Inc.	59,700	3,160,518
Common Stocks - continued
	Shares	Value
METALS & MINING - CONTINUED
Steel - continued
Commercial Metals Co.	94,200	$ 1,591,038
Steel Dynamics, Inc.	152,100	2,599,389
United States Steel Corp.	67,200	5,215,392
		13,830,465
TOTAL METALS & MINING		40,289,288
OIL, GAS & CONSUMABLE FUELS - 0.5%
Coal & Consumable Fuels - 0.5%
CONSOL Energy, Inc.	18,700	858,143
PAPER & FOREST PRODUCTS - 3.2%
Forest Products - 3.2%
Weyerhaeuser Co.	100,100	6,064,058
SPECIALTY RETAIL - 1.1%
Home Improvement Retail - 1.1%
Sherwin-Williams Co.	35,300	2,017,748
TRANSPORTATION INFRASTRUCTURE - 0.5%
Marine Ports & Services - 0.5%
Aegean Marine Petroleum Network, Inc.	39,100	873,885
TOTAL COMMON STOCKS (Cost $193,955,009)		180,930,338
Money Market Funds - 5.8%

Fidelity Cash Central Fund, 1.92% (b)	8,745,520	8,745,520
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	2,302,000	2,302,000
TOTAL MONEY MARKET FUNDS (Cost $11,047,520)		11,047,520
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $205,002,529)		191,977,858
NET OTHER ASSETS - (1.2)%		(2,243,150)
NET ASSETS - 100%		$ 189,734,708
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 240,524
Fidelity Securities Lending Cash Central Fund	48,725
Total	$ 289,249

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $2,351,428) - See accompanying schedule: Unaffiliated issuers (cost $193,955,009)	$ 180,930,338
Fidelity Central Funds (cost $11,047,520)	11,047,520
Total Investments (cost $205,002,529)		$ 191,977,858
Receivable for investments sold		4,036,425
Dividends receivable		109,978
Distributions receivable from Fidelity Central Funds		21,197
Total assets		196,145,458

Liabilities
Payable to custodian bank	$ 709,437
Payable for investments purchased	3,396,836
Payable for fund shares redeemed	191
Other payables and accrued expenses	2,286
Collateral on securities loaned, at value	2,302,000
Total liabilities		6,410,750

Net Assets		$ 189,734,708
Net Assets consist of:
Paid in capital		$ 202,759,655
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(13,024,947)
Net Assets, for 1,724,161 shares outstanding		$ 189,734,708
Net Asset Value, offering price and redemption price per share ($189,734,708 ÷ 1,724,161 shares)		$ 110.04

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Materials Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 4,054,685
Interest		393
Income from Fidelity Central Funds (including $48,725 from security lending)		289,249
Total income		4,344,327

Expenses
Custodian fees and expenses	$ 12,945
Independent directors' compensation	1,075
Total expenses before reductions	14,020
Expense reductions	(1,821)	12,199
Net investment income (loss)		4,332,128
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(165,433)
Foreign currency transactions	(31,258)
Total net realized gain (loss)		(196,691)
Change in net unrealized appreciation (depreciation) on: Investment securities	(61,792,734)
Assets and liabilities in foreign currencies	(1,380)
Total change in net unrealized appreciation (depreciation)		(61,794,114)
Net gain (loss)		(61,990,805)
Net increase (decrease) in net assets resulting from operations		$ (57,658,677)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,332,128	$ 4,923,913
Net realized gain (loss)	(196,691)	27,885,427
Change in net unrealized appreciation (depreciation)	(61,794,114)	52,819,699
Net increase (decrease) in net assets resulting from operations	(57,658,677)	85,629,039
Distributions to partners from net investment income	(4,455,922)	(4,710,856)
Affiliated share transactions Proceeds from sales of shares	7,147,223	1,413,111
Reinvestment of distributions	1,473,396	123
Cost of shares redeemed	(13,563,583)	(36,849,343)
Net increase (decrease) in net assets resulting from share transactions	(4,942,964)	(35,436,109)
Total increase (decrease) in net assets	(67,057,563)	45,482,074

Net Assets
Beginning of period	256,792,271	211,310,197
End of period	$ 189,734,708	$ 256,792,271
Other Information Shares
Sold	50,849	11,174
Issued in reinvestment of distributions	10,227	1
Redeemed	(84,602)	(296,345)
Net increase (decrease)	(23,526)	(285,170)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 H

Selected Per-Share Data
Net asset value, beginning of period	$ 146.93	$ 103.95	$ 100.00
Income from Investment Operations
Net investment income (loss) C	2.48	2.64 G	.53
Net realized and unrealized gain (loss)	(36.82)	42.85	3.92
Total from investment operations	(34.34)	45.49	4.45
Distributions to partners from net investment income	(2.55)	(2.51)	(.50)
Net asset value, end of period	$ 110.04	$ 146.93	$ 103.95
Total Return A, B	(23.79)%	44.20%	4.45%
Ratios to Average Net Assets D, I
Expenses before reductions	.01%	-% F	-% F
Expenses net of fee waivers, if any	.01%	-% F	-% F
Expenses net of all reductions	-% F	-% F	-% F
Net investment income (loss)	1.72%	2.09% G	.51%
Supplemental Data
Net assets, end of period (000 omitted)	$ 189,735	$ 256,792	$ 211,310
Portfolio turnover rate E	100%	65%	0% J

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G Investment income per share reflects a special dividend which amounted to $.35 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.82%.

H For the period July 21, 2006 (commencement of operations) to September 30, 2006.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Telecom Services Central Fund	-39.72%	-2.83%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Telecom Services Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Telecom Services Index performed over the same period.

Annual Report

Fidelity Telecom Services Central Fund

Management's Discussion of Fund Performance

Comments from Gavin Baker, Portfolio Manager of Fidelity® Telecom Services Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

Fidelity Telecom Services Central Fund was down 39.72% for the 12-month period ending September 30, 2008, underperforming the S&P 500 and the MSCI US Investable Market Telecommunications Services Index, which returned -33.74%. Versus the sector index, the fund was hurt by weak stock and market selection in the integrated telecommunications services group, specifically by being underweighted in Verizon and AT&T, both of which outperformed the index, and by overweighting poor-performing Qwest Communications. Though AT&T was by far the fund's largest holding at period end, Fidelity's policies limiting concentration of assets in just a handful of companies kept the fund underweighted in both AT&T and Verizon. An out-of-benchmark position in application software company Synchronoss Technologies also detracted. Another stock that dragged down performance was alternative carrier tw telecom. On the other hand, the fund got a boost from underweighting poor-performing wireless telecom services giant Sprint Nextel. The fund's out-of-benchmark holdings in cable and satellite company DIRECTV and French home entertainment software company Gameloft also improved performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Telecom Services Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	12.4	24.8
Global Crossing Ltd.	7.2	6.5
Qwest Communications International, Inc.	7.1	6.0
Level 3 Communications, Inc.	6.2	0.8
Gameloft	4.7	0.1
Millicom International Cellular SA	4.6	4.5
Time Warner Cable, Inc.	4.3	0.0
Comcast Corp. Class A	4.3	4.6
Starent Networks Corp.	4.3	3.1
Turkcell Iletisim Hizmet AS sponsored ADR	4.2	0.0
	59.3
Top Industries (% of fund's net assets)
As of September 30, 2008
Diversified Telecommunication Services 44.6%
Wireless Telecommunication Services 27.1%
Media 14.7%
Software 5.4%
Communications Equipment 4.6%
All Others* 3.6%

As of March 31, 2008
Diversified Telecommunication Services 56.2%
Wireless Telecommunication Services 24.4%
Media 10.1%
Software 3.9%
Communications Equipment 3.7%
All Others* 1.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Telecom Services Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 4.6%
Communications Equipment - 4.6%
Aruba Networks, Inc. (a)	2,600	$ 13,338
F5 Networks, Inc. (a)	400	9,352
Infinera Corp. (a)	33,600	321,216
Juniper Networks, Inc. (a)	300	6,321
Polycom, Inc. (a)	400	9,252
Sandvine Corp. (a)	2,700	2,663
Starent Networks Corp. (a)	520,300	6,732,682
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	12,600	118,818
		7,213,642
COMPUTERS & PERIPHERALS - 0.2%
Computer Hardware - 0.1%
Apple, Inc. (a)	1,100	125,026
Computer Storage & Peripherals - 0.1%
Isilon Systems, Inc. (a)(d)	31,300	138,033
NetApp, Inc. (a)	300	5,469
		143,502
TOTAL COMPUTERS & PERIPHERALS		268,528
DIVERSIFIED TELECOMMUNICATION SERVICES - 44.6%
Alternative Carriers - 17.3%
Cable & Wireless PLC	5,367	15,939
Cogent Communications Group, Inc. (a)(d)	35,600	274,832
Global Crossing Ltd. (a)	739,600	11,212,336
Iliad Group SA	800	66,632
Level 3 Communications, Inc. (a)(d)	3,615,737	9,762,490
PAETEC Holding Corp. (a)	39,000	83,850
tw telecom, inc. (a)	545,800	5,670,862
		27,086,941
Integrated Telecommunication Services - 27.3%
AT&T, Inc.	696,392	19,443,266
Cbeyond, Inc. (a)	202,600	2,915,414
Cincinnati Bell, Inc. (a)	140,800	435,072
Consolidated Communications Holdings, Inc.	39,100	589,628
Deutsche Telekom AG (Reg.)	1,900	28,845
Embarq Corp.	1,800	72,990
FairPoint Communications, Inc. (d)	6,204	53,789
NTELOS Holdings Corp.	19,451	523,037
PT Indosat Tbk	592,700	372,760
Common Stocks - continued
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - CONTINUED
Integrated Telecommunication Services - continued
PT Telkomunikasi Indonesia Tbk Series B	194,000	$ 142,487
Qwest Communications International, Inc. (d)	3,418,200	11,040,786
Telecom Italia SpA sponsored ADR	7,700	114,884
Telefonica SA	600	14,261
Telefonica SA sponsored ADR	200	14,298
Telenor ASA	1,800	22,409
Telenor ASA sponsored ADR	1,100	40,480
Telkom SA Ltd.	900	11,511
Verizon Communications, Inc.	197,800	6,347,402
Vimpel Communications sponsored ADR	28,400	576,520
Windstream Corp.	2,596	28,400
		42,788,239
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		69,875,180
INTERNET SOFTWARE & SERVICES - 0.1%
Internet Software & Services - 0.1%
Google, Inc. Class A (sub. vtg.) (a)	100	40,052
SAVVIS, Inc. (a)(d)	14,900	200,256
		240,308
MEDIA - 14.7%
Cable & Satellite - 14.7%
Comcast Corp. Class A	343,800	6,748,794
Liberty Global, Inc. Class A (a)	200	6,060
The DIRECTV Group, Inc. (a)	130,400	3,412,568
Time Warner Cable, Inc. (a)	279,800	6,771,160
Virgin Media, Inc. (d)	777,200	6,139,880
		23,078,462
SOFTWARE - 5.4%
Application Software - 0.6%
Nuance Communications, Inc. (a)	300	3,657
OnMobile Global Ltd.	94,109	951,539
Synchronoss Technologies, Inc. (a)	1,405	13,221
		968,417
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Home Entertainment Software - 4.8%
Gameloft (a)	1,524,572	$ 7,329,984
Glu Mobile, Inc. (a)	78,700	153,465
		7,483,449
TOTAL SOFTWARE		8,451,866
WIRELESS TELECOMMUNICATION SERVICES - 27.1%
Wireless Telecommunication Services - 27.1%
America Movil SAB de CV Series L sponsored ADR (a)	35,300	1,636,508
American Tower Corp. Class A (a)	128,200	4,611,354
Bharti Airtel Ltd. (a)	18,842	320,611
China Mobile (Hong Kong) Ltd. sponsored ADR	2,200	110,176
China Unicom Ltd. sponsored ADR	9,000	136,080
Clearwire Corp. (a)(d)	5,900	70,092
Crown Castle International Corp. (a)	83,700	2,424,789
Idea Cellular Ltd. (a)	105,887	172,792
Leap Wireless International, Inc. (a)(d)	106,800	4,069,080
MetroPCS Communications, Inc. (a)	30,800	430,892
Millicom International Cellular SA	103,700	7,121,079
MTN Group Ltd.	19,000	267,986
NII Holdings, Inc. (a)	123,000	4,664,160
NTT DoCoMo, Inc.	86	137,712
Orascom Telecom Holding SAE unit	300	10,593
Rogers Communications, Inc. Class B (non-vtg.)	14,600	473,499
SBA Communications Corp. Class A (a)(d)	56,100	1,451,307
Sprint Nextel Corp.	586,539	3,577,888
Syniverse Holdings, Inc. (a)	21,700	360,437
Telephone & Data Systems, Inc.	10,600	378,950
TIM Participacoes SA sponsored ADR (non-vtg.) (d)	46,000	959,560
Turkcell Iletisim Hizmet AS sponsored ADR	437,400	6,556,626
Virgin Mobile USA, Inc. Class A	900	2,646
Vivo Participacoes SA (PN) sponsored ADR	575,200	2,381,328
Vodafone Group PLC sponsored ADR	3,300	72,930
		42,399,075
TOTAL COMMON STOCKS (Cost $169,937,213)		151,527,061
Money Market Funds - 19.9%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	1,838,046	$ 1,838,046
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	29,363,125	29,363,125
TOTAL MONEY MARKET FUNDS (Cost $31,201,171)		31,201,171
TOTAL INVESTMENT PORTFOLIO - 116.6% (Cost $201,138,384)		182,728,232
NET OTHER ASSETS - (16.6)%		(26,054,866)
NET ASSETS - 100%		$ 156,673,366
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 101,129
Fidelity Securities Lending Cash Central Fund	219,256
Total	$ 320,385
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	73.5%
Bermuda	7.2%
France	4.7%
Luxembourg	4.6%
Turkey	4.2%
Brazil	2.1%
Mexico	1.0%
Others (individually less than 1%)	2.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $30,005,179) - See accompanying schedule: Unaffiliated issuers (cost $169,937,213)	$ 151,527,061
Fidelity Central Funds (cost $31,201,171)	31,201,171
Total Investments (cost $201,138,384)		$ 182,728,232
Receivable for investments sold		5,961,294
Dividends receivable		28,390
Distributions receivable from Fidelity Central Funds		34,095
Total assets		188,752,012

Liabilities
Payable for investments purchased	$ 2,709,825
Payable for fund shares redeemed	132
Other payables and accrued expenses	5,564
Collateral on securities loaned, at value	29,363,125
Total liabilities		32,078,646

Net Assets		$ 156,673,366
Net Assets consist of:
Paid in capital		$ 175,102,218
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(18,428,852)
Net Assets, for 1,746,322 shares outstanding		$ 156,673,366
Net Asset Value, offering price and redemption price per share ($156,673,366 ÷ 1,746,322 shares)		$ 89.72

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Telecom Services Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 4,337,849
Interest		15
Income from Fidelity Central Funds (including $219,256 from security lending)		320,385
Total income		4,658,249

Expenses
Custodian fees and expenses	$ 29,354
Independent directors' compensation	858
Total expenses before reductions	30,212
Expense reductions	(1,700)	28,512
Net investment income (loss)		4,629,737
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(4,834,302)
Foreign currency transactions	19,087
Total net realized gain (loss)		(4,815,215)
Change in net unrealized appreciation (depreciation) on: Investment securities	(100,203,709)
Assets and liabilities in foreign currencies	(18,746)
Total change in net unrealized appreciation (depreciation)		(100,222,455)
Net gain (loss)		(105,037,670)
Net increase (decrease) in net assets resulting from operations		$ (100,407,933)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,629,737	$ 4,907,838
Net realized gain (loss)	(4,815,215)	26,713,128
Change in net unrealized appreciation (depreciation)	(100,222,455)	38,343,287
Net increase (decrease) in net assets resulting from operations	(100,407,933)	69,964,253
Distributions to partners from net investment income	(4,591,852)	(4,912,754)
Affiliated share transactions Proceeds from sales of shares	12,552,763	1,697,989
Reinvestment of distributions	1,832,894	-
Cost of shares redeemed	(369,404)	(37,019,748)
Net increase (decrease) in net assets resulting from share transactions	14,016,253	(35,321,759)
Total increase (decrease) in net assets	(90,983,532)	29,729,740

Net Assets
Beginning of period	247,656,898	217,927,158
End of period	$ 156,673,366	$ 247,656,898
Other Information Shares
Sold	106,662	12,367
Issued in reinvestment of distributions	17,255	-
Redeemed	(3,545)	(283,056)
Net increase (decrease)	120,372	(270,689)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006 G

Selected Per-Share Data
Net asset value, beginning of period	$ 152.32	$ 114.90	$ 100.00
Income from Investment Operations
Net investment income (loss) C	2.76	2.85	.14
Net realized and unrealized gain (loss)	(62.62)	37.42	14.89
Total from investment operations	(59.86)	40.27	15.03
Distributions to partners from net investment income	(2.74)	(2.85)	(.13)
Net asset value, end of period	$ 89.72	$ 152.32	$ 114.90
Total Return A, B	(39.72)%	35.42%	15.03%
Ratios to Average Net Assets D, H
Expenses before reductions	.02%	-% F	-% F
Expenses net of fee waivers, if any	.01%	-% F	-% F
Expenses net of all reductions	.01%	-% F	-% F
Net investment income (loss)	2.34%	2.13%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 156,673	$ 247,657	$ 217,927
Portfolio turnover rate E	191%	55%	16% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity Utilities Central Fund	-22.54%	-0.71%

A From July 21, 2006.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Utilities Central Fund on July 21, 2006, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI US Investable Market Utilities Index performed over the same period.

Annual Report

Fidelity Utilities Central Fund

Management's Discussion of Fund Performance

Comments from Douglas Simmons, Portfolio Manager of Fidelity® Utilities Central Fund

Stocks fell sharply for the 12 months ending September 30, 2008, amid a backdrop of falling home values, tight credit and scarce liquidity. In that time frame, the Standard & Poor's 500SM Index declined 21.98%. Of the 10 market sectors in the S&P 500®, only consumer staples had a positive return, rising just under 1%. The others all suffered double-digit losses, led by the roughly 39% decline of the financials sector. In the final quarter of the period, under the strain of a credit crisis and dwindling capital, several of the largest institutions on Wall Street went bankrupt, were forced into acquisitions or were seized by the U.S. government. When Congress failed to agree on a financial bailout plan toward period end, a sell-off of historic proportions ensued. The Dow Jones Industrial AverageSM plummeted roughly 778 points on September 29 - its worst single-day point loss ever - and finished down 19.85% for the 12 months overall, while the NASDAQ Composite® Index dropped 21.99%. The MSCI® Europe, Australasia, Far East (EAFE®) Index - a measure of developed markets outside the U.S. and Canada - fell 30.39%, exacerbated by the renewed strength of the U.S. dollar.

For the year ending September 30, 2008, the fund returned -22.54%, underperforming the S&P 500 and the -14.59% return of the MSCI US Investable Market Utilities Index. Unsuccessful stock selection in the electric utilities, independent power/energy trade, multi-utilities and gas utilities groups hurt the fund's performance relative to the MSCI benchmark, as did unfavorable market-weighting decisions in the latter three groups and in oil/gas storage and transport. Not owning electric utility Southern Company and underweighting multi-utility Dominion Resources - large components of the MSCI index - detracted, as both stocks posted positive returns. Also hurting the fund's return was overweighting several names that underperformed: independent power/energy traders Constellation Energy Group and NRG Energy; electric utilities PPL Corporation and Allegheny Energy; and oil/gas storage and transport firm Southern Union. An out-of-benchmark position in oil/gas storage and transport provider Spectra Energy helped, as did timely ownership of independent power/energy trader Mirant and gas utility Equitable Resources, along with underweighting independent power/energy trader Dynegy. Lastly, the fund's cash holdings benefited results in a down market. Some stocks mentioned here were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Utilities Central Fund

Investment Changes (Unaudited)

Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Exelon Corp.	11.0	11.0
Entergy Corp.	8.0	6.0
PPL Corp.	7.0	9.4
Duke Energy Corp.	6.7	0.0
Dominion Resources, Inc.	5.7	4.3
American Electric Power Co., Inc.	5.4	5.0
FirstEnergy Corp.	5.2	4.0
Public Service Enterprise Group, Inc.	4.8	5.1
Allegheny Energy, Inc.	4.7	4.0
Sempra Energy	4.7	4.9
	63.2
Top Industries (% of fund's net assets)
As of September 30, 2008
Electric Utilities 62.7%
Multi-utilities 23.7%
Independent Power Producers & Energy Traders 7.0%
Gas Utilities 2.2%
Electronic Equipment & Components 0.5%
All Others* 3.9%

As of March 31, 2008
Electric Utilities 52.9%
Multi-utilities 18.6%
Independent Power Producers & Energy Traders 15.9%
Gas Utilities 3.5%
Oil, Gas & Consumable Fuels 2.4%
All Others* 6.7%

* Includes short-term investments and net other assets.
Prior period industry classifications reflect the categories in place as of the date indicated and have not been adjusted to reflect current industry classifications.

Annual Report

Fidelity Utilities Central Fund

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 96.3%
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 0.2%
Other Diversifed Financial Services - 0.2%
Hicks Acquisition Co. I, Inc. unit	50,400	$ 451,584
ELECTRIC UTILITIES - 62.7%
Electric Utilities - 62.7%
Allegheny Energy, Inc.	247,100	9,085,867
American Electric Power Co., Inc.	276,900	10,253,607
Duke Energy Corp.	740,300	12,903,429
Entergy Corp.	171,200	15,238,512
Exelon Corp.	334,818	20,966,303
FirstEnergy Corp.	147,500	9,881,025
FPL Group, Inc.	132,700	6,674,810
Great Plains Energy, Inc.	48,567	1,079,159
ITC Holdings Corp.	28,700	1,485,799
Northeast Utilities	64,800	1,662,120
Pepco Holdings, Inc.	177,400	4,064,234
Portland General Electric Co.	700	16,562
PPL Corp.	360,800	13,356,816
Progress Energy, Inc.	182,000	7,849,660
Sierra Pacific Resources	185,900	1,780,922
Westar Energy, Inc.	151,709	3,495,375
		119,794,200
ELECTRONIC EQUIPMENT & COMPONENTS - 0.5%
Electronic Equipment & Instruments - 0.5%
Itron, Inc. (a)	10,600	938,418
GAS UTILITIES - 2.2%
Gas Utilities - 2.2%
Energen Corp.	27,900	1,263,312
Questar Corp.	71,100	2,909,412
		4,172,724
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 7.0%
Independent Power Producers & Energy Traders - 7.0%
Constellation Energy Group, Inc.	242,900	5,902,470
Dynegy, Inc. Class A (a)	70,700	253,106
NRG Energy, Inc. (a)(d)	268,900	6,655,275
Reliant Energy, Inc. (a)	72,100	529,935
		13,340,786
Common Stocks - continued
	Shares	Value
MULTI-UTILITIES - 23.7%
Multi-Utilities - 23.7%
CenterPoint Energy, Inc.	128,800	$ 1,876,616
Dominion Resources, Inc.	256,600	10,977,348
OGE Energy Corp.	9,700	299,536
Public Service Enterprise Group, Inc.	280,600	9,200,874
Puget Energy, Inc.	6,900	184,230
Sempra Energy	178,000	8,983,660
TECO Energy, Inc.	332,380	5,228,337
Wisconsin Energy Corp.	71,800	3,223,820
Xcel Energy, Inc.	269,000	5,377,310
		45,351,731
TOTAL COMMON STOCKS (Cost $199,196,372)		184,049,443
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 1.92% (b)	5,607,071	5,607,071
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	4,146,750	4,146,750
TOTAL MONEY MARKET FUNDS (Cost $9,753,821)		9,753,821
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $208,950,193)		193,803,264
NET OTHER ASSETS - (1.4)%		(2,760,319)
NET ASSETS - 100%		$ 191,042,945
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 519,354
Fidelity Securities Lending Cash Central Fund	27,891
Total	$ 547,245

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $4,232,250) - See accompanying schedule: Unaffiliated issuers (cost $199,196,372)	$ 184,049,443
Fidelity Central Funds (cost $9,753,821)	9,753,821
Total Investments (cost $208,950,193)		$ 193,803,264
Receivable for investments sold		2,790,043
Dividends receivable		355,842
Distributions receivable from Fidelity Central Funds		20,650
Total assets		196,969,799

Liabilities
Payable for investments purchased	$ 1,778,847
Payable for fund shares redeemed	179
Distributions payable	4
Other payables and accrued expenses	1,074
Collateral on securities loaned, at value	4,146,750
Total liabilities		5,926,854

Net Assets		$ 191,042,945
Net Assets consist of:
Paid in capital		$ 206,189,874
Net unrealized appreciation (depreciation) on investments		(15,146,929)
Net Assets, for 2,046,814 shares outstanding		$ 191,042,945
Net Asset Value, offering price and redemption price per share ($191,042,945 ÷ 2,046,814 shares)		$ 93.34

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Utilities Central Fund
Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008

Investment Income
Dividends		$ 5,033,393
Interest		4,788
Income from Fidelity Central Funds (including $27,891 from security lending)		547,245
Total income		5,585,426

Expenses
Custodian fees and expenses	$ 5,800
Independent directors' compensation	1,054
Total expenses before reductions	6,854
Expense reductions	(1,226)	5,628
Net investment income (loss)		5,579,798
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(11,433,742)
Foreign currency transactions	11,865
Total net realized gain (loss)		(11,421,877)
Change in net unrealized appreciation (depreciation) on investment securities		(49,529,424)
Net gain (loss)		(60,951,301)
Net increase (decrease) in net assets resulting from operations		$ (55,371,503)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,579,798	$ 6,606,133
Net realized gain (loss)	(11,421,877)	22,158,474
Change in net unrealized appreciation (depreciation)	(49,529,424)	27,208,450
Net increase (decrease) in net assets resulting from operations	(55,371,503)	55,973,057
Distributions to partners from net investment income	(5,400,531)	(6,467,565)
Affiliated share transactions Proceeds from sales of shares	7,074,072	993,920
Reinvestment of distributions	2,613,027	298
Cost of shares redeemed	(6,459,983)	(52,410,482)
Net increase (decrease) in net assets resulting from share transactions	3,227,116	(51,416,264)
Total increase (decrease) in net assets	(57,544,918)	(1,910,772)

Net Assets
Beginning of period	248,587,863	250,498,635
End of period	$ 191,042,945	$ 248,587,863
Other Information Shares
Sold	58,952	8,009
Issued in reinvestment of distributions	22,910	2
Redeemed	(53,027)	(454,518)
Net increase (decrease)	28,835	(446,507)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006G

Selected Per-Share Data
Net asset value, beginning of period	$ 123.19	$ 101.64	$ 100.00
Income from Investment Operations
Net investment income (loss) C	2.74	3.02	.62
Net realized and unrealized gain (loss)	(29.93)	21.53	1.63
Total from investment operations	(27.19)	24.55	2.25
Distributions to partners from net investment income	(2.66)	(3.00)	(.61)
Net asset value, end of period	$ 93.34	$ 123.19	$ 101.64
Total Return A, B	(22.54)%	24.29%	2.24%
Ratios to Average Net Assets D, H
Expenses before reductions	-% F	-% F	-% F
Expenses net of fee waivers, if any	-% F	-% F	-% F
Expenses net of all reductions	-% F	-% F	-% F
Net investment income (loss)	2.27%	2.57%	.61%
Supplemental Data
Net assets, end of period (000 omitted)	$ 191,043	$ 248,588	$ 250,499
Portfolio turnover rate E	112%	94%	1% I

A Total returns for periods of less than one year are not annualized.

B Total returns would have been lower had certain expenses not been reduced during the periods shown.

C Calculated based on average shares outstanding during the period.

D Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

F Amount represents less than .01%.

G For the period July 21, 2006 (commencement of operations) to September 30, 2006.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Consumer Discretionary Central Fund (Consumer Discretionary), Fidelity Consumer Staples Central Fund (Consumer Staples), Fidelity Energy Central Fund (Energy), Fidelity Financials Central Fund (Financials), Fidelity Health Care Central Fund (Health Care), Fidelity Industrials Central Fund (Industrials), Fidelity Information Technology Central Fund (Information Technology), Fidelity Materials Central Fund (Materials), Fidelity Telecom Services Central Fund (Telecom Services), and Fidelity Utilities Central Fund (Utilities), collectively referred to as the Funds, are funds of Fidelity Central Investment Portfolios LLC (the LLC) and are authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of each Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Funds are non-diversified with the exception of Financials. The Funds invest primarily in securities of companies whose principal business activities fall within specific industries. The Funds are referred to as Fidelity Central Funds and may also invest in other Fidelity Central Funds available only to investment companies and other accounts managed by FMR and its affiliates. The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. Certain Funds' investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, each Fund uses independent pricing services approved by the Board of Directors to value their investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the other Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Annual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Consumer Discretionary	$ 679,577,079	$ 35,002,637	$ (97,938,061)	$ (62,935,424)
Consumer Staples	504,524,793	68,980,729	(29,256,696)	39,724,033
Energy	670,016,285	54,769,628	(145,016,862)	(90,247,234)
Financials	1,041,966,120	44,566,654	(213,590,190)	(169,023,536)
Health Care	700,631,118	47,967,611	(72,321,523)	(24,353,912)
Industrials	680,056,322	26,070,895	(81,635,827)	(55,564,932)
Information Technology	1,012,992,414	36,859,869	(219,453,946)	(182,594,077)
Materials	206,418,929	19,739,400	(34,180,471)	(14,441,071)
Telecom Services	204,268,967	9,758,958	(31,299,693)	(21,540,735)
Utilities	211,452,531	5,636,964	(23,286,231)	(17,649,267)

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

Annual Report

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Consumer Discretionary	381,881,057	388,892,243
Consumer Staples	337,780,916	336,132,639
Energy	830,568,689	871,434,004
Financials	573,615,856	541,833,338
Health Care	992,218,454	998,219,392
Industrials	820,126,918	848,275,251
Information Technology	2,138,346,906	2,125,713,229
Materials	244,734,803	249,473,213
Telecom Services	390,013,195	372,799,851
Utilities	272,256,947	256,174,643

Fidelity Financials Central Fund realized a gain and loss of $6,403 and $102,247 respectively, on sales of investments which did not meet the investment restrictions of the Fund. The loss of $102,247 was fully reimbursed by the Fund's investment advisor.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides each Fund with investment management services. The Funds do not pay any fees for these services. Pursuant to each Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract FMR pays all other expenses of each Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were as follows:

Amount
Consumer Discretionary	$ 5,420
Consumer Staples	4,818
Energy	7,834
Financials	12,131
Health Care	15,180
Industrials	10,331
Information Technology	45,206
Materials	2,839
Telecom Services	10,721
Utilities	5,495

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Financials	Borrower	$ 7,666,500	2.35%	$ 1,001
Information Technology	Borrower	8,283,588	3.99%	15,597

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned

Annual Report

7. Security Lending - continued

securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds.

8. Expense Reductions.

FMR voluntarily agreed to reimburse a portion of each Fund's operating expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. During the period, the reductions of expenses for each Fund is noted in the table below.

Fund	Expense Reduction	Custody Earnings Credits
Consumer Discretionary	$ 2,664	$ 3,012
Consumer Staples	2,459	312
Energy	3,336	-
Financials	4,587	4,669
Health Care	3,195	2,046
Industrials	3,260	1,802
Information Technology	4,311	779
Materials	1,075	746
Telecom Services	858	842
Utilities	1,054	172

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum

Annual Report

Notes to Financial Statements - continued

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

During the period, Lehman Brothers Holdings, Inc. and certain of its affiliates (LBHI) sought protection under the insolvency laws of their jurisdictions of organization, including the United States, the United Kingdom and Japan. At the time LBHI's insolvency proceedings were instituted, Energy and Health Care had outstanding securities trades with counterparties affiliated with LBHI. As a result of the insolvency proceedings, LBHI is unable to fulfill its commitments and, in certain cases, Energy and Health Care may have terminated its trades and related agreements with the relevant entities and, where appropriate, is in the process of initiating claims for damages. FMR believes that the financial impact to Energy and Health Care relating to the terminated trades and agreements is immaterial.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Funds according to the following schedule:

% ownership of each Equity Sector Central Fund
Asset Manager 20%	8.1%
Asset Manager 30%	0.2%
Asset Manager 40%	0.1%
Asset Manager 50%	55.2%
Asset Manager 60%	0.3%
Asset Manager 70%	29.9%
Asset Manager 85%	6.1%
Broad Market Opportunities	0.1%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund (the Portfolios), each a Portfolio of Fidelity Central Investment Portfolios LLC, including the schedules of investments, as of September 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Health Care Central Fund, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund as of September 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Annual Report

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 25, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and funds, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC, or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Brian B. Hogan (44)
Year of Election or Appointment: 2007 Vice President of Sector Funds. Mr. Hogan also serves as Senior Vice President, Equity Research of FMR. Previously, Mr. Hogan served as a portfolio manager.
Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering Officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Consumer Discretionary Central Fund
Consumer Staples Central Fund
Energy Central Fund
Financials Central Fund
Health Care Central Fund
Industrials Central Fund
Information Technology Central Fund
Materials Central Fund
Telecom Services Central Fund
Utilities Central Fund

Each year, typically in July, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to each fund's agreement with Fidelity Management & Research (U.K.) Inc.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of each fund's investment personnel and each fund's investment objectives and disciplines. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed each fund's absolute investment performance, as well as each fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew each fund's Advisory Contracts. The Board noted that each fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit the fund's shareholders.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays each fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of each fund, except expenses related to each fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that each fund's net management fee and total expenses were reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in these funds.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to each fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund were not relevant to the renewal of the Advisory Contracts because the funds pay no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because each fund pays no advisory fees and FMR bears all expenses of each fund, except expenses related to each fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® Floating Rate
Central Fund

Annual Report

September 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

FR1-ANN-1108
1.814672.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of FundA
Fidelity® Floating Rate Central Fund	-6.98%	2.23%

A From December 15, 2004.

$10,000 Over Life of Fund *

Let's say hypothetically that $10,000 was invested in Fidelity® Floating Rate Central Fund on December 31, 2004. The chart shows how the value of your investment would have changed, and also shows how the Standard & Poor's® (S&P®)/LSTA Leveraged Performing Loan Index performed over the same period.

* From December 31, 2004 (first date following the fund's commencement for which the life of fund return for the S&P/LSTA Leveraged Performing Loan Index is available).

Annual Report

Management's Discussion of Fund Performance

Comments from Eric Mollenhauer, Portfolio Manager of Fidelity® Floating Rate Central Fund

During the 12 months that ended September 30, 2008, the S&P®/LSTA Leveraged Performing Loan Index returned -7.94%. An extraordinary dislocation of buyers and sellers caused the leveraged-loan market to perform in fits and starts throughout the past year. Monthly returns ranged from a high in April of 3.78% to a low of -6.15% in September. This erratic performance can be attributed to a shifting financial landscape. As the period began, demand from collateralized loan obligations (CLOs), which had been a major outlet for new issues, dried up as market demand for structured products all but disappeared. Meanwhile, a massive new-issue calendar loomed, as banks moved new loans off their books, affecting the entire secondary market. The price volatility also resulted in hedge funds and market-value CLOs being forced to unwind positions when they reached certain price levels, putting pressure on liquid issues, including better-quality loans. Amid this turmoil, Bear Stearns and Lehman Brothers, two major investment banks active in the loan market, went out of business.

During the past year, the fund declined 6.98%, topping the S&P/LSTA benchmark. Positive security selection and market selection drove the outperformance. A modest cash position also helped. The fund's largest individual contributor versus the index was media company Tribune. During such a volatile period, owning one of the company's short-term loans, which gets paid down with asset-sale proceeds, was helpful. Avoiding Idearc loans benefited relative performance as well. I believed the company, a yellow pages spin-off from Verizon, faced an unattractive outlook against secular and cyclical head winds. Another contributor was Kronos, a provider of workplace management software that has consistently grown revenues and cash flow. Turning to detractors, the fund was underweighted in Alltel because I believed it carried too much debt relative to its capital structure. This positioning detracted from performance when Verizon surprisingly offered to buy the cellular phone company less than one year after Alltel's leveraged buyout. Freescale Semiconductor also hurt, as technical and fundamental factors weighed on its loan price. However, the company was working on a restructuring of its business, which could improve margins and cash flow. As a result, the fund continued to hold the position at period end. The fund's position in a Daimler Chrysler Financial Services loan declined amid the financial market turmoil, but I still held the position for its attractive yield and its asset coverage.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Actual	.0005%	$ 1,000.00	$ 982.80	$ .00**
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,025.00	$ .00**

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

**Rounds to less than $.01.

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of September 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Texas Competitive Electric Holdings Co. LLC	4.0	3.5
HCA, Inc.	3.5	2.8
Charter Communications Operating LLC	2.3	1.9
Freescale Semiconductor, Inc.	1.7	1.4
Kronos, Inc.	1.5	1.4
	13.0
Top Five Market Sectors as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	11.7	12.5
Technology	8.3	7.9
Electric Utilities	7.7	7.6
Telecommunications	7.4	6.7
Cable TV	5.1	5.1
Quality Diversification (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
BBB 2.6%	BBB 1.6%
BB 38.7%	BB 44.4%
B 38.9%	B 33.3%
CCC,CC,C 3.7%	CCC,CC,C 5.6%
Not Rated 12.5%	Not Rated 10.9%
Short-Term Investments and Net Other Assets 3.6%	Short-Term Investments and Net Other Assets 4.2%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2008 *		As of March 31, 2008 **
	Floating Rate Loans 90.5%		Floating Rate Loans 88.9%
	Nonconvertible Bonds 5.9%		Nonconvertible Bonds 6.9%
	Interfund Loans 1.5%		Interfund Loans 0.2%
	Short-Term Investments and Net Other Assets 2.1%		Short-Term Investments and Net Other Assets 4.0%
*Foreign investments	5.0%	** Foreign investments	4.5%

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Floating Rate Loans (d) - 90.5%
	Principal Amount	Value
Aerospace - 0.8%
McKechnie Aerospace Holdings Ltd.:
Tranche 1LN, term loan 4.45% 5/11/14 (c)	$ 1,135,625	$ 1,016,384
Tranche 2LN, term loan 7.47% 5/11/15 pay-in-kind (c)	860,000	636,400
Sequa Corp. term loan 6.95% 12/3/14 (c)	8,208,460	7,346,572
TransDigm, Inc. term loan 5.21% 6/23/13 (c)	9,760,000	9,076,800
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 5.96% 9/29/13 (c)	1,556,000	1,415,960
Tranche 2LN, term loan 9.46% 3/28/14 (c)	570,000	501,600
		19,993,716
Air Transportation - 1.0%
Delta Air Lines, Inc.:
Tranche 1LN, Revolving Credit-Linked Deposit 5.6399% 4/30/12 (c)	7,761,600	6,054,048
Tranche 2LN, term loan 6.95% 4/30/14 (c)	13,839,000	9,548,910
Northwest Airlines, Inc. term loan 4.75% 8/21/13 (c)	4,652,525	3,768,545
United Air Lines, Inc. Tranche B, term loan 5.457% 2/1/14 (c)	7,532,303	4,519,382
US Airways Group, Inc. term loan 6.2088% 3/23/14 (c)	4,880,000	2,806,000
		26,696,885
Automotive - 3.6%
Allison Transmission, Inc. term loan 5.3773% 8/7/14 (c)	10,712,581	8,677,190
AM General LLC:
term loan 9.1788% 4/17/12 (c)	19,333,148	14,499,861
Tranche B, term loan 5.8241% 9/30/13 (c)	11,111,172	9,222,272
5.4875% 9/30/12 (c)	444,716	369,114
Ford Motor Co. term loan 5.49% 12/15/13 (c)	14,056,367	9,277,202
General Motors Corp. term loan 5.1625% 11/29/13 (c)	22,369,010	14,316,166
Navistar International Corp.:
term loan 6.1914% 1/19/12 (c)	14,666,667	12,613,333
Credit-Linked Deposit 6.0463% 1/19/12 (c)	5,333,333	4,586,667
Oshkosh Co. Tranche B, term loan 4.32% 12/6/13 (c)	9,079,821	7,490,852
Rexnord Corp. Tranche B, term loan 5.2863% 7/19/13 (c)	4,740,820	4,266,738
Visteon Corp. term loan 5.49% 6/13/13 (c)	9,000,000	4,950,000
		90,269,395
Broadcasting - 2.3%
FoxCo Acquisition LLC Tranche B, term loan 7.25% 7/14/15 (c)	10,055,000	9,275,738
Nexstar Broadcasting, Inc. Tranche B, term loan 5.5119% 10/1/12 (c)	5,418,776	4,660,147
Floating Rate Loans (d) - continued
	Principal Amount	Value
Broadcasting - continued
Univision Communications, Inc.:
Tranche 1LN, term loan 5.1213% 9/29/14 (c)	$ 40,335,000	$ 25,612,725
Tranche 2LN, term loan 6.5% 3/29/09 (c)	5,778,750	5,374,238
VNU, Inc. term loan 4.8025% 8/9/13 (c)	15,949,247	13,636,606
		58,559,454
Cable TV - 5.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.8% 3/6/14 (c)	70,812,906	57,446,970
CSC Holdings, Inc. Tranche B, term loan 4.57% 3/31/13 (c)	35,196,631	30,973,035
Discovery Communications, Inc. term loan 5.7619% 5/14/14 (c)	14,844,319	13,656,773
Liberty Cablevision of Puerto Rico LTC term loan 4.4881% 6/15/14 (c)	2,024,375	1,639,744
NTL Cable PLC Tranche B, term loan 4.7994% 9/3/2012 (c)	3,471,655	3,107,131
San Juan Cable, Inc. Tranche 1, term loan 4.82% 10/31/12 (c)	5,408,941	4,327,153
UPC Broadband Holding BV Tranche N1, term loan 4.2363% 12/31/14 (c)	19,133,990	16,646,571
		127,797,377
Capital Goods - 2.0%
Amsted Industries, Inc.:
term loan 4.84% 4/5/13 (c)	3,547,507	3,228,231
Tranche DD, term loan 5.0345% 4/5/13 (c)	2,296,030	2,089,388
Ashtead Group PLC term loan 4.5625% 8/31/11 (c)	5,472,000	5,088,960
Baker Tanks, Inc. Tranche C, term loan 5.2979% 5/8/14 (c)	1,461,500	1,213,045
Chart Industries, Inc. Tranche B, term loan 5.2578% 10/17/12 (c)	226,667	204,000
Dresser, Inc.:
Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (c)	15,330,000	13,950,300
Tranche B 1LN, term loan 5.096% 5/4/14 (c)	8,108,052	7,459,408
EnergySolutions, Inc.:
Credit-Linked Deposit 5.44% 6/7/13 (c)	370,716	333,644
term loan 5.47% 6/7/13 (c)	8,555,643	7,700,078
Flowserve Corp. term loan 5.2218% 8/10/12 (c)	1,175,718	1,111,053
Kinetek Industries, Inc. Tranche B, term loan 6.2% 11/10/13 (c)	1,218,300	1,096,470
Polypore, Inc. Tranche B, term loan 6.03% 7/3/14 (c)	8,139,793	7,488,609
		50,963,186
Floating Rate Loans (d) - continued
	Principal Amount	Value
Chemicals - 0.7%
Foamex LP Tranche 1LN, term loan 6.0332% 2/12/13 (c)	$ 7,651,624	$ 3,902,328
Lyondell Chemical Co. Tranche A, term loan 5.9888% 12/20/13 (c)	9,019,231	6,944,808
Solutia, Inc. term loan 8.5% 2/28/14 (c)	7,617,438	6,855,694
		17,702,830
Consumer Products - 2.1%
Amscan Holdings, Inc. term loan 5.29% 5/25/13 (c)	6,432,050	5,595,884
Fender Musical Instrument Corp.:
term loan 5.1697% 6/9/14 (c)	6,204,000	5,428,500
Tranche DD, term loan 6.02% 6/9/14 (c)	3,125,500	2,734,813
Huish Detergents, Inc. Tranche B 1LN, term loan 5.77% 4/26/14 (c)	9,480,000	8,152,800
Jarden Corp.:
term loan 5.5119% 1/24/12 (c)	4,972,281	4,276,162
Tranche B2, term loan 5.5119% 1/24/12 (c)	1,282,402	1,102,865
KIK Custom Products, Inc. Tranche 1LN, term loan 5.46% 5/31/14 (c)	5,900,600	4,071,414
Simmons Bedding Co. Tranche D, term loan 5.35% 12/19/11 (c)	4,461,139	3,970,413
Spectrum Brands, Inc.:
Tranche B1, term loan 6.7321% 3/30/13 (c)	7,955,594	5,807,584
6.4863% 3/30/13 (c)	402,739	293,999
Sports Authority, Inc. Tranche B, term loan 6.0119% 5/3/13 (c)	15,607,065	11,705,299
		53,139,733
Containers - 1.6%
Anchor Glass Container Corp. term loan 7.763% 6/20/14 (c)	12,800,000	12,384,000
Crown Holdings, Inc.:
term loan B 4.4231% 11/15/12 (c)	1,960,000	1,842,400
Tranche B, term loan 4.4231% 11/15/12 (c)	11,123,000	10,455,620
Owens-Brockway Glass Container, Inc. Tranche B, term loan 3.9875% 6/14/13 (c)	16,328,048	15,185,085
		39,867,105
Diversified Financial Services - 4.3%
AlixPartners LLP Tranche B, term loan 4.79% 10/12/13 (c)	17,388,892	15,997,780
AX Acquisition Corp. Tranche B1, term loan 6.0625% 8/15/14 (c)	7,751,700	6,976,530
Floating Rate Loans (d) - continued
	Principal Amount	Value
Diversified Financial Services - continued
DaimlerChrysler Financial Services:
Tranche 1LN, term loan 6.82% 8/3/12 (c)	$ 19,611,258	$ 13,139,543
Tranche 2LN, term loan 9.32% 8/3/13 (c)	4,770,000	2,098,800
Lender Processing Services, Inc. Tranche B, term loan 6.2038% 6/18/14 (c)	8,334,113	8,084,089
LPL Investment Holdings, Inc. Tranche D, term loan 5.5119% 6/28/13 (c)	9,825,375	8,744,584
MSCI, Inc. term loan 5.31% 11/20/14 (c)	1,151,300	1,105,248
Nuveen Investments, Inc. term loan 6.7256% 11/13/14 (c)	23,880,000	19,820,400
Royalty Pharma Finance Trust Tranche B, term loan 6.0119% 4/16/13 (c)	23,309,322	21,735,943
Tempus Public Foundation Generation Holdings LLC:
revolver loan 5.7619% 12/15/13 (c)	584,903	520,564
Tranche 1LN, term loan 5.7619% 12/15/13 (c)	8,882,289	7,905,237
Tranche 2LN, term loan 8.0119% 12/15/14 (c)	2,445,000	2,029,350
5.7619% 12/15/13 (c)	1,865,840	1,660,598
		109,818,666
Diversified Media - 0.6%
Advanstar, Inc. Tranche 1LN, term loan 6.0119% 5/31/14 (c)	4,730,125	3,358,389
Advantage Sales & Marketing LLC term loan 5.618% 3/29/13 (c)	2,215,461	1,927,451
Muzak Holdings LLC term loan 6.55% 1/15/09 (c)	4,874,055	4,532,872
NextMedia Operating, Inc.:
Tranche 1, term loan 7.2191% 11/18/12 (c)	506,806	420,649
Tranche 2, term loan 10.47% 11/15/13 (c)	3,007,583	2,195,536
Quebecor Media, Inc. Tranche B, term loan 4.7906% 1/17/13 (c)	2,515,500	2,238,795
		14,673,692
Electric Utilities - 7.7%
Ashmore Energy International:
Revolving Credit-Linked Deposit 6.77% 3/30/12 (c)	2,003,048	1,752,667
term loan 6.7619% 3/30/14 (c)	9,790,871	8,567,012
Bicent Power LLC Tranche 2LN, term loan 7.77% 12/31/14 (c)	7,570,000	5,980,300
Calpine Corp. Tranche D, term loan 6.645% 3/29/14 (c)	18,950,460	15,918,387
Coleto Creek WLE LP:
LOC 6.5119% 6/28/13 (c)	1,762,833	1,533,665
term loan 6.5119% 6/28/13 (c)	10,796,026	9,392,543
Dynegy Holdings, Inc. 5.21% 4/2/13 (c)	3,000,000	2,520,000
Floating Rate Loans (d) - continued
	Principal Amount	Value
Electric Utilities - continued
Energy Investors Funds term loan 4.2388% 4/11/14 (c)	$ 3,840,574	$ 3,418,111
MACH Gen LLC:
term loan 4.81% 2/22/14 (c)	2,347,081	2,041,961
5.7619% 2/22/13 (c)	247,500	215,325
Mirant North America LLC term loan 5.4538% 1/3/13 (c)	10,840,993	9,973,714
NRG Energy, Inc.:
term loan 5.2619% 2/1/13 (c)	21,590,394	19,539,307
4.3% 2/1/13 (c)	10,607,118	9,599,442
NSG Holdings LLC:
term loan 4.32% 6/15/14 (c)	4,221,276	3,756,936
4.32% 6/15/14 (c)	579,592	515,837
Texas Competitive Electric Holdings Co. LLC:
Tranche B1, term loan 6.23% 10/10/14 (c)	13,954,774	11,722,010
Tranche B2, term loan 6.23% 10/10/14 (c)	86,554,342	72,272,875
Tranche B3, term loan 6.28% 10/10/14 (c)	18,666,452	15,563,154
		194,283,246
Energy - 3.0%
Alon USA, Inc. term loan 5.6759% 8/4/13 (c)	2,120,946	1,696,757
Antero Resources Corp. Tranche 2LN, term loan 7.3% 4/12/14 (c)	10,000,000	8,700,000
Coffeyville Resources LLC:
Credit-Linked Deposit 5.5413% 12/28/10 (c)	810,811	721,622
Tranche D, term loan 5.5426% 12/28/13 (c)	2,624,552	2,335,852
Compagnie Generale de Geophysique SA term loan 5.2987% 1/12/14 (c)	4,621,317	4,205,398
Express Energy Services LLC term loan 9.0119% 7/11/13 (c)	6,912,500	6,670,563
Helix Energy Solutions Group, Inc. term loan 5.1057% 7/1/13 (c)	2,516,012	2,314,731
Hercules Offshore, Inc. term loan 4.55% 7/11/13 (c)	3,732,300	3,284,424
Nebraska Energy, Inc.:
Tranche 2LN, term loan 7.7113% 5/1/14 (c)	8,170,000	7,679,800
Tranche B 1LN, term loan 5.75% 11/1/13 (c)	12,320,733	11,458,282
Tranche B, Credit-Linked Deposit 6.31% 11/1/13 (c)	1,587,480	1,476,356
Quicksilver Resources, Inc. Tranche 2LN, term loan 8.2038% 8/8/13 (c)	12,618,375	11,924,364
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 5.76% 10/31/12 (c)	1,677,696	1,526,704
term loan 5.9699% 10/31/12 (c)	2,937,646	2,673,258
Floating Rate Loans (d) - continued
	Principal Amount	Value
Energy - continued
Venoco, Inc. Tranche 2LN, term loan 6.8125% 5/7/14 (c)	$ 5,150,000	$ 4,686,500
Western Refining, Inc. term loan 7.75% 5/30/14 (c)	5,941,929	4,931,801
		76,286,412
Entertainment/Film - 1.8%
LodgeNet Entertainment Corp. term loan 5.77% 4/4/14 (c)	5,361,603	4,396,515
MGM Holdings II, Inc.:
term loan 7.0119% 4/8/12 (c)	5,568,216	3,897,751
Tranche B, term loan 6.05% 4/8/12 (c)	32,528,166	22,769,717
National CineMedia LLC term loan 4.57% 2/13/15 (c)	16,210,000	13,535,350
		44,599,333
Environmental - 0.5%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 3.9613% 3/28/14 (c)	2,908,616	2,792,272
term loan 5.57% 3/28/14 (c)	5,123,768	4,918,818
Big Dumpster Merger Sub, Inc. (Wastequip, Inc.) Tranche B, term loan 6.0119% 2/5/13 (c)	5,058,511	3,793,883
Synagro Technologies, Inc. Tranche 1LN, term loan 4.8124% 3/30/14 (c)	217,250	172,714
		11,677,687
Food and Drug Retail - 1.8%
GNC Corp. term loan 5.6107% 9/16/13 (c)	16,908,408	14,203,063
Rite Aid Corp.:
Tranche 3, term loan 6% 6/4/14 (c)	4,500,000	3,735,000
Tranche ABL, term loan 5.0137% 6/4/14 (c)	35,959,300	28,767,440
		46,705,503
Food/Beverage/Tobacco - 2.1%
Advance Food Co.:
Tranche 1LN, term loan 5.52% 3/16/14 (c)	2,428,572	1,967,144
Tranche DD 1LN, term loan 5.52% 3/16/14 (c)	209,748	169,896
Bolthouse Farms, Inc. Tranche 1, term loan 5.0625% 12/16/12 (c)	4,405,784	3,965,206
Culligan International Co. Tranche 1LN, term loan 5.99% 11/24/12 (c)	14,441,692	9,387,100
Dean Foods Co. Tranche B, term loan 5.2692% 4/2/14 (c)	15,710,127	13,824,911
Floating Rate Loans (d) - continued
	Principal Amount	Value
Food/Beverage/Tobacco - continued
Jetro Holdings, Inc. term loan 5.05% 7/2/14 (c)	$ 18,748,781	$ 16,873,903
Wm. Wrigley Jr. Co. Tranche B, term loan 7.75% 10/6/14 (c)	7,795,000	7,619,613
		53,807,773
Gaming - 3.9%
Centaur Gaming LLC:
Tranche 1LN, term loan 9.76% 10/30/12 (c)	6,980,106	5,584,085
Tranche 2LN, term loan 14.7619% 10/30/12 (c)	4,578,307	3,433,730
Fantasy Springs Resort Casino term loan 10.3106% 8/6/12 (c)	7,190,000	6,327,200
Greenwood Racing, Inc. term loan 5.96% 11/28/11 (c)	6,974,977	5,858,980
Harrah's Entertainment, Inc. Tranche B1, term loan 5.8145% 1/28/15 (c)	7,462,500	5,970,000
Kerzner International Ltd.:
term loan 5.78% 9/1/13 (c)	28,662,704	21,210,401
Class DD, term loan 6.342% 9/1/13 (c)	14,651,984	10,842,468
PITG Gaming Investor Holdings LLC Tranche 1LN, term loan 9.25% 2/19/13 (c)	5,650,000	5,085,000
Venetian Macau Ltd. Tranche B, term loan:
6.02% 5/26/12 (c)	7,752,589	6,512,175
6.02% 5/26/13 (c)	13,577,662	11,405,236
Venetian Macau US Finance, Inc. Tranche B, term loan 6.02% 5/25/13 (c)	19,550,730	16,422,613
		98,651,888
Healthcare - 11.7%
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 4.8211% 2/7/12 (c)	9,511,516	8,750,595
Bausch & Lomb, Inc. term loan:
4.71% 4/26/15 (c)(e)	1,800,000	1,701,000
7.0119% 4/26/15 (c)	7,146,000	6,752,970
Community Health Systems, Inc.:
term loan 5.28% 7/25/14 (c)	34,611,683	30,631,340
Tranche DD, term loan 7/25/14 (e)	1,770,748	1,567,112
Concentra Operating Corp. Tranche B 1LN, term loan 6.02% 6/25/14 (c)	6,900,032	5,520,025
DaVita, Inc. Tranche B1, term loan 4.8803% 10/5/12 (c)	9,045,432	8,050,434
Fresenius Medical Care Holdings, Inc.:
Tranche B 1LN, term loan 6.75% 9/26/14 (c)	6,637,461	6,471,524
Tranche B 2LN, term loan 6.75% 9/26/14 (c)	4,647,539	4,531,351
Graceway Pharmaceuticals LLC:
Tranche B 1LN, term loan 6.5119% 5/3/12 (c)	4,117,095	3,458,360
Floating Rate Loans (d) - continued
	Principal Amount	Value
Healthcare - continued
Graceway Pharmaceuticals LLC: - continued
Tranche B 2LN, term loan 10.2619% 5/3/13 (c)	$ 5,000,000	$ 3,700,000
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (c)	99,608,225	87,406,213
HealthSouth Corp. term loan 4.99% 3/10/13 (c)	12,268,516	11,041,665
Hologic, Inc. Tranche B, term loan 6% 3/31/13 (c)	5,105,313	5,003,206
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 5.4489% 6/26/14 (c)	15,424,775	13,728,050
Invitrogen Corp. Tranche B, term loan 9/19/15 (c)	6,535,000	6,355,288
Manor Care, Inc. term loan 6.2088% 12/21/14 (c)	9,498,854	8,074,026
Mylan, Inc. Tranche B, term loan 7.037% 10/2/14 (c)	15,229,900	14,087,658
National Mentor, Inc.:
Credit-Linked Deposit 4.45% 6/29/13 (c)	282,143	243,348
Tranche B, term loan 4.81% 6/29/13 (c)	4,611,705	3,977,596
National Renal Institutes, Inc. term loan 6.0625% 3/31/13 (c)	9,249,284	7,399,427
PTS Acquisition Corp. term loan 6.0119% 4/10/14 (c)	20,680,848	16,389,572
Renal Advantage, Inc. Tranche B, term loan 5.32% 9/30/12 (c)	3,658,362	2,963,273
Sheridan Healthcare, Inc.:
Tranche 1LN, term loan 5.29% 6/15/14 (c)	9,875,000	8,295,000
Tranche 2LN, term loan 8.5406% 6/15/15 (c)	8,000,000	6,560,000
Stiefel Laboratories, Inc. term loan 5.0419% 12/28/13 (c)	7,630,085	6,867,076
Sun Healthcare Group, Inc.:
Tranche B, term loan 4.8037% 4/19/14 (c)	2,105,678	1,895,110
Tranche DD, term loan 5.4221% 4/19/14 (c)	289,326	260,394
5.7% 4/19/13 (c)	477,931	430,138
Team Health, Inc. term loan 4.9214% 11/22/12 (c)	6,440,335	5,603,091
U.S. Oncology, Inc. Tranche C, term loan 6.5119% 8/20/11 (c)	501,468	471,380
VWR Funding, Inc. term loan 6.2038% 6/29/14 (c)	10,000,000	8,400,000
		296,586,222
Homebuilding/Real Estate - 2.0%
Capital Automotive (REIT) Tranche B, term loan 4.24% 12/16/10 (c)	15,577,382	13,085,001
CB Richard Ellis Group, Inc. Tranche B, term loan 4.47% 12/20/13 (c)	8,652,273	7,267,909
General Growth Properties, Inc. Tranche A1, term loan 3.64% 2/24/10 (c)	13,560,526	10,577,211
Realogy Corp.:
Credit-Linked Deposit 5.4625% 10/10/13 (c)	3,950,451	2,883,829
Floating Rate Loans (d) - continued
	Principal Amount	Value
Homebuilding/Real Estate - continued
Realogy Corp.: - continued
Tranche B, term loan 5.5697% 10/10/13 (c)	$ 14,673,104	$ 10,711,366
Tishman Speyer Properties term loan 4.24% 12/27/12 (c)	7,780,000	6,146,200
		50,671,516
Hotels - 0.1%
Fontainebleau Florida Hotel LLC:
Tranche B, term loan 6.065% 6/6/14 (c)	4,615,708	2,677,111
Tranche DD, term loan 6/6/14 (e)	2,307,854	1,338,555
		4,015,666
Insurance - 0.3%
USI Holdings Corp. Tranche B, term loan 6.52% 5/4/14 (c)	8,452,652	7,100,227
Leisure - 2.3%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 5.6767% 6/8/12 (c)	6,910,953	6,012,529
AMF Bowling Worldwide, Inc. Tranche B, term loan 5.3505% 6/8/13 (c)	4,828,875	3,766,523
Intrawest Resorts term loan 6.96% 10/23/08 (c)	26,930,856	21,544,685
London Arena & Waterfront Finance LLC Tranche A, term loan 5.3144% 3/8/12 (c)	2,878,939	2,619,834
Six Flags, Inc. Tranche B, term loan 5.6% 4/30/15 (c)	7,197,401	5,470,025
Southwest Sports Group, Inc. Tranche B, term loan 6.313% 12/22/10 (c)	11,260,000	9,458,400
Universal City Development Partners Ltd. term loan 5.9214% 6/9/11 (c)	9,042,501	8,680,801
		57,552,797
Metals/Mining - 0.7%
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 5.5625% 10/26/12 (c)	1,091,025	1,025,564
Compass Minerals Tranche B, term loan 4.9447% 12/22/12 (c)	4,060,317	3,877,603
Noranda Aluminium Acquisition Corp. Tranche B, term loan 4.8088% 5/18/14 (c)	2,226,927	1,954,128
Oxbow Carbon LLC:
Tranche B, term loan 4.84% 5/8/14 (c)	10,878,780	9,355,751
Tranche DD, term loan 5.7619% 5/8/14 (c)	735,338	632,390
		16,845,436
Paper - 1.7%
Domtar Corp. Tranche B, term loan 4.8038% 3/7/14 (c)	4,310,452	3,965,616
Floating Rate Loans (d) - continued
	Principal Amount	Value
Paper - continued
Georgia-Pacific Corp. Tranche B1, term loan 4.54% 12/23/12 (c)	$ 19,797,525	$ 17,322,834
Graphic Packaging International, Inc. Tranche C, term loan 5.9808% 5/16/14 (c)	9,499,766	8,407,293
NewPage Corp. term loan 7% 12/21/14 (c)	11,266,571	10,365,245
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 4.9125% 11/1/10 (c)	655,111	609,253
Tranche B, term loan 4.7285% 11/1/11 (c)	734,293	682,892
Tranche C, term loan 4.7412% 11/1/11 (c)	1,669,483	1,552,620
Tranche C1, term loan 4.5% 11/1/11 (c)	436,643	406,078
		43,311,831
Publishing/Printing - 2.8%
Cenveo Corp.:
term loan 4.9538% 6/21/13 (c)	7,778,395	6,767,203
Tranche DD, term loan 4.9538% 6/21/13 (c)	258,101	224,548
Getty Images, Inc. term loan 7.25% 7/2/15 (c)	11,175,000	10,644,188
MediMedia USA, Inc. Tranche B, term loan 5.78% 10/5/13 (c)	1,009,400	873,131
Newsday LLC term loan 7.9575% 8/1/13 (c)	4,000,000	3,860,000
The Reader's Digest Association, Inc. term loan 4.71% 3/2/14 (c)	6,979,770	4,955,636
Thomson Learning, Inc. term loan 6.2% 7/5/14 (c)	35,680,000	29,257,600
Tribune Co. term loan 5.5413% 6/4/09 (c)	8,655,238	7,876,267
Yell Group PLC Tranche B1, term loan 5.7038% 2/10/13 (c)	7,120,000	5,909,600
		70,368,173
Railroad - 0.4%
Helm Holding Corp. Tranche 1, term loan 5.1107% 7/8/11 (c)	1,096,238	964,689
Kansas City Southern Railway Co. Tranche B, term loan 5.23% 4/28/13 (c)	10,989,632	10,330,254
		11,294,943
Restaurants - 0.5%
Del Taco Tranche B, term loan 9.5% 3/29/13 (c)	5,344,131	3,473,685
NPC International, Inc. term loan 4.8992% 5/3/13 (c)	2,130,093	1,917,084
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 5.0688% 6/14/13 (c)	802,388	537,600
term loan 6% 6/14/14 (c)	9,643,211	6,460,951
		12,389,320
Services - 4.7%
Adesa, Inc. term loan 6.02% 10/20/13 (c)	10,563,381	8,714,789
Floating Rate Loans (d) - continued
	Principal Amount	Value
Services - continued
Affinion Group Holdings, Inc. term loan 9.8675% 3/1/12 (c)	$ 5,000,000	$ 4,100,000
ARAMARK Corp.:
Credit-Linked Deposit 5.79% 1/26/14 (c)	1,370,439	1,185,430
term loan 5.6369% 1/26/14 (c)	21,567,405	18,655,805
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. term loan 4.05% 4/19/12 (c)	5,231,443	4,394,412
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 5.9884% 2/7/14 (c)	2,014,325	1,792,749
Bright Horizons Family Solutions, Inc. Tranche B, term loan 7.5% 5/28/15 (c)	2,593,500	2,334,150
Central Parking Corp.:
Tranche 2LN, term loan 7.3125% 11/22/14 (c)	1,950,000	1,618,500
Tranche B 1LN, term loan 5.05% 5/22/14 (c)	4,754,721	4,136,607
4.663% 5/22/14 (c)	3,236,777	2,815,996
Coinmach Service Corp. Tranche B, term loan 5.81% 11/20/14 (c)	23,994,123	20,874,887
Educate, Inc.:
Tranche 1LN, term loan 6.1% 6/14/13 (c)	811,946	746,990
Tranche 2LN, term loan 9.08% 6/14/14 (c)	2,700,000	2,214,000
Education Management LLC/Education Management Finance Corp. Tranche B, term loan 5.5625% 6/1/13 (c)	11,068,603	9,518,998
Florida Career College Holdings, Inc. Tranche B, term loan 6% 6/7/13 (c)	8,954,254	7,521,573
Hertz Corp.:
Credit-Linked Deposit 4.7038% 12/21/12 (c)	1,446,376	1,269,195
Tranche B, term loan 4.17% 12/21/12 (c)	11,677,362	10,246,885
Rural/Metro Corp.:
Credit-Linked Deposit 6.96% 3/4/11 (c)	2,671,273	2,417,502
term loan 6.2664% 3/4/11 (c)	3,110,215	2,814,744
Sedgwick CMS Holdings, Inc. Tranche B, term loan 6.0119% 1/31/13 (c)	1,214,737	1,105,411
URS Corp. Tranche B, term loan 5.7263% 5/15/13 (c)	1,400,165	1,330,156
West Corp. term loan 5.8129% 10/24/13 (c)	11,730,118	8,797,589
		118,606,368
Specialty Retailing - 1.7%
Burlington Coat Factory Warehouse Corp. term loan 5.06% 5/28/13 (c)	4,848,928	3,394,249
Claire's Stores, Inc. term loan 5.8492% 5/29/14 (c)	11,835,113	7,515,297
Michaels Stores, Inc. term loan 4.8631% 10/31/13 (c)	10,861,809	7,983,430
Floating Rate Loans (d) - continued
	Principal Amount	Value
Specialty Retailing - continued
Sally Holdings LLC Tranche B, term loan 5.36% 11/16/13 (c)	$ 9,551,783	$ 8,477,208
Toys 'R' US, Inc. term loan 5.4863% 12/8/09 (c)	19,400,000	16,878,000
		44,248,184
Steels - 0.5%
Edgen Murray Corp. term loan 5.55% 5/11/14 (c)	9,381,250	7,739,531
Tube City IMS Corp.:
term loan 5.7619% 1/25/14 (c)	4,606,267	4,053,515
4.8% 1/25/14 (c)	566,838	498,817
		12,291,863
Super Retail - 1.3%
Dollar General Corp.:
Tranche B1, term loan 5.602% 7/6/14 (c)	16,060,000	13,972,200
Tranche B2, term loan 6.478% 7/6/14 (c)	6,740,000	5,729,000
Harbor Freight Tools USA, Inc. Tranche C, term loan 5.9588% 2/12/13 (c)	1,191,990	1,048,951
J. Crew Group, Inc. term loan 4.7597% 5/15/13 (c)	3,042,105	2,737,895
PETCO Animal Supplies, Inc. term loan 5.6501% 10/26/13 (c)	10,905,750	9,760,646
		33,248,692
Technology - 7.2%
Affiliated Computer Services, Inc.:
term loan 5.7088% 3/20/13 (c)	4,480,812	4,032,731
Tranche B2, term loan 5.097% 3/20/13 (c)	4,887,500	4,398,750
First Data Corp. Tranche B3, term loan 5.9825% 9/24/14 (c)	2,970,000	2,524,500
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (c)	26,293,959	21,955,456
Tranche B-A1, term loan 5.0406% 10/1/14 (c)	7,537,857	6,294,111
Freescale Semiconductor, Inc. term loan 4.2363% 12/1/13 (c)	40,977,351	31,142,787
Information Resources, Inc. Tranche B, term loan 4.5617% 5/16/14 (c)	5,031,504	4,201,306
Intergraph Corp.:
Tranche 1LN, term loan 4.8094% 5/29/14 (c)	16,832,753	15,149,477
Tranche 2LN, term loan 8.8094% 11/29/14 (c)	7,615,000	7,005,800
IPC Systems, Inc. Tranche 2LN, term loan 9.0119% 5/31/15 (c)	4,000,000	2,000,000
Kronos, Inc.:
Tranche 1LN, term loan 6.0119% 6/11/14 (c)	15,697,765	13,657,056
Tranche 2LN, term loan 9.5119% 6/11/15 (c)	30,920,000	25,663,600
Floating Rate Loans (d) - continued
	Principal Amount	Value
Technology - continued
Macrovision Solutions Corp. Tranche B, term loan 7.4171% 5/1/13 (c)	$ 9,815,400	$ 9,324,630
Serena Software, Inc. term loan 4.68% 3/10/13 (c)	7,013,333	6,372,385
SS&C Technologies, Inc. term loan 5.7664% 11/23/12 (c)	8,762,522	8,192,959
SunGard Data Systems, Inc. term loan 4.5525% 2/28/14 (c)	23,915,588	20,686,984
		182,602,532
Telecommunications - 7.0%
Alltel Communications, Inc.:
Tranche B1, term loan 4.9969% 5/17/15 (c)	6,532,010	6,303,390
Tranche B2, term loan 5.3163% 5/16/15 (c)	9,543,600	9,209,574
Asurion Corp.:
Tranche 1LN, term loan 5.7352% 7/3/14 (c)	17,000,000	14,747,500
Tranche 2LN, term loan 8.988% 7/3/15 (c)	5,000,000	4,337,500
Crown Castle International Corp. Tranche B, term loan 5.3763% 3/6/14 (c)	5,112,150	4,396,449
Digicel International Finance Ltd.:
term loan 6.3125% 3/30/12 (c)	22,040,000	16,970,800
Tranche C, term loan 6.3125% 3/23/12 (c)	2,825,000	2,175,250
Hawaiian Telcom Communications, Inc. Tranche C, term loan 6.2619% 6/1/14 (c)	5,743,131	3,909,924
Intelsat Jackson Holdings Ltd. term loan 5.7831% 2/1/14 (c)	16,613,189	13,955,079
Intelsat Ltd. Tranche B, term loan 5.2875% 7/3/13 (c)	13,691,033	12,595,751
Knology, Inc. term loan 6.4% 4/6/12 (c)	9,269,391	8,064,371
Leap Wireless International, Inc. Tranche B, term loan 7.2619% 6/16/13 (c)	7,623,754	7,280,685
Level 3 Communications, Inc. term loan 4.9521% 3/13/14 (c)	21,000,000	17,062,500
MetroPCS Wireless, Inc. Tranche B, term loan 5.4021% 11/3/13 (c)	6,941,035	6,038,700
NTELOS, Inc. Tranche B1, term loan 5.96% 8/24/11 (c)	7,393,696	6,802,200
Nuvox, Inc. Tranche B, term loan 6.07% 5/31/14 (c)	3,219,250	2,832,940
Paetec Communications, Inc. Tranche B, term loan 6.2038% 2/28/13 (c)	3,606,811	3,011,687
PanAmSat Corp.:
Tranche B2 A, term loan 5.2875% 1/3/14 (c)	3,787,005	3,427,239
Tranche B2 B, term loan 5.2875% 1/3/14 (c)	3,785,863	3,426,206
Tranche B2 C, term loan 5.2875% 1/3/14 (c)	3,785,863	3,426,206
Telesat Holding, Inc. term loan:
5.79% 10/31/14 (c)	12,951,267	11,526,628
Floating Rate Loans (d) - continued
	Principal Amount	Value
Telecommunications - continued
Telesat Holding, Inc. term loan: - continued
6.5935% 10/31/14 (c)	$ 1,111,837	$ 989,535
Wind Telecomunicazioni SpA term loan 10.035% 12/12/11 pay-in-kind (c)	8,985,896	7,723,179
Windstream Corp. Tranche B1, term loan 4.29% 7/17/13 (c)	7,269,097	6,542,187
		176,755,480
Textiles & Apparel - 0.8%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.7091% 9/5/13 (c)	3,486,607	3,137,946
Iconix Brand Group, Inc. term loan 6.02% 4/30/13 (c)	8,134,481	7,565,067
Levi Strauss & Co. term loan 4.7388% 4/4/14 (c)	11,550,000	8,720,250
		19,423,263
TOTAL FLOATING RATE LOANS (Cost $2,644,669,920)		2,292,806,394
Nonconvertible Bonds - 5.9%

Automotive - 0.7%
Ford Motor Credit Co. LLC 7.2406% 4/15/12 (c)	7,310,000	6,505,900
GMAC LLC 4.0544% 5/15/09 (c)	15,000,000	12,000,000
		18,505,900
Broadcasting - 0.1%
Paxson Communications Corp. 6.0406% 1/15/12 (b)(c)	5,000,000	3,650,000
Cable TV - 0.1%
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	1,760,000	1,566,400
Capital Goods - 0.2%
Esco Corp. 6.6938% 12/15/13 (b)(c)	5,250,000	4,593,750
Diversified Financial Services - 0.2%
Residential Capital LLC 8.5% 5/15/10 (b)	10,100,000	5,555,000
Energy - 0.6%
Energy Partners Ltd. 7.9156% 4/15/13 (c)	7,500,000	5,850,000
SandRidge Energy, Inc. 6.4163% 4/1/14 (b)(c)	12,000,000	9,900,000
		15,750,000
Gaming - 0.8%
Chukchansi Economic Development Authority 6.3275% 11/15/12 (b)(c)	8,886,000	6,664,500
Nonconvertible Bonds - 5.9%
	Principal Amount	Value
Gaming - continued
Harrah's Operating Co., Inc. 5.5% 7/1/10	$ 14,500,000	$ 10,875,000
Snoqualmie Entertainment Authority 6.875% 2/1/14 (b)(c)	3,985,000	2,869,200
		20,408,700
Insurance - 0.1%
USI Holdings Corp. 6.6794% 11/15/14 (b)(c)	3,050,000	2,226,500
Leisure - 0.3%
Universal City Florida Holding Co. I/II 7.5506% 5/1/10 (c)	7,990,000	7,490,625
Metals/Mining - 1.0%
FMG Finance Property Ltd. 6.8106% 9/1/11 (b)(c)	15,065,000	13,859,800
Freeport-McMoRan Copper & Gold, Inc. 5.8825% 4/1/15 (c)	9,420,000	8,831,250
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (c)	3,510,000	2,667,600
		25,358,650
Services - 0.2%
ARAMARK Corp. 6.3006% 2/1/15 (c)	5,000,000	4,375,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.3044% 5/15/14 (c)	1,810,000	1,086,000
		5,461,000
Technology - 1.1%
Avago Technologies Finance Ltd. 8.3106% 6/1/13 (c)	1,000,000	990,000
Freescale Semiconductor, Inc. 6.6938% 12/15/14 (c)	18,925,000	12,679,750
Nortel Networks Corp. 7.0406% 7/15/11 (c)	8,680,000	5,598,600
NXP BV 5.5406% 10/15/13 (c)	13,280,000	8,831,200
		28,099,550
Telecommunications - 0.4%
Qwest Corp. 6.0688% 6/15/13 (c)	10,540,000	9,169,800
Textiles & Apparel - 0.1%
Hanesbrands, Inc. 6.5081% 12/15/14 (b)(c)	1,880,000	1,569,800
TOTAL NONCONVERTIBLE BONDS (Cost $184,529,455)		149,405,675
Interfund Loans - 1.5%
	Principal Amount	Value
With Fidelity Growth & Income Portfolio, at 4.62%, due 10/1/08 (a)	$ 31,005,000	$ 31,005,000
With Fidelity Select Energy Portfolio, at 4.62%, due 10/1/08 (a)	8,326,000	8,326,000
TOTAL INTERFUND LOANS (Cost $39,331,000)		39,331,000
Cash Equivalents - 1.4%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 2.19%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) # (Cost $34,868,000)	$ 34,870,123	34,868,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,903,398,375)		2,516,411,069
NET OTHER ASSETS - 0.7%		17,322,397
NET ASSETS - 100%		$ 2,533,733,466
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,888,550 or 2.0% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $4,798,602 and $3,586,067, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$34,868,000 due 10/01/08 at 2.19%
Bank of America, NA	$ 23,920,617
Barclays Capital, Inc.	1,476,994
Societe Generale, New York Branch	3,261,902
UBS Securities LLC	6,208,487
$ 34,868,000

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008
Assets
Investment in securities, at value (including repurchase agreements of $34,868,000) - See accompanying schedule: Unaffiliated issuers (cost $2,864,067,375)	$ 2,477,080,069
Other affiliated issuers (cost $39,331,000)	39,331,000
Total Investments (cost $2,903,398,375)		$ 2,516,411,069
Cash		80,074
Receivable for investments sold		26,473,466
Receivable for fund shares sold		78,389,881
Interest receivable		25,908,487
Other affiliated receivables		5,052
Total assets		2,647,268,029

Liabilities
Payable for investments purchased	$ 74,188,216
Payable for fund shares redeemed	29,768,327
Distributions payable	9,177,651
Other payables and accrued expenses	400,369
Total liabilities		113,534,563

Net Assets		$ 2,533,733,466
Net Assets consist of:
Paid in capital		$ 2,920,720,772
Net unrealized appreciation (depreciation) on investments		(386,987,306)
Net Assets, for 29,880,372 shares outstanding		$ 2,533,733,466
Net Asset Value, offering price and redemption price per share ($2,533,733,466 ÷ 29,880,372 shares)		$ 84.80

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008
Investment Income
Interest (including $447,424 from affiliated interfund lending)		$ 180,590,742

Expenses
Custodian fees and expenses	$ 11,249
Independent directors' compensation	10,580
Total expenses before reductions	21,829
Expense reductions	(21,829)	-
Net investment income		180,590,742
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(43,336,377)
Change in net unrealized appreciation (depreciation) on investment securities		(318,978,918)
Net gain (loss)		(362,315,295)
Net increase (decrease) in net assets resulting from operations		$ (181,724,553)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 180,590,742	$ 159,365,919
Net realized gain (loss)	(43,336,377)	(471,134)
Change in net unrealized appreciation (depreciation)	(318,978,918)	(67,030,187)
Net increase (decrease) in net assets resulting from operations	(181,724,553)	91,864,598
Distributions to partners from net investment income	(170,362,113)	(158,811,650)
Affiliated share transactions Proceeds from sales of shares	935,550,819	926,219,484
Reinvestment of distributions	23,902,858	-
Cost of shares redeemed	(465,772,263)	(12,504,160)
Net increase (decrease) in net assets resulting from share transactions	493,681,414	913,715,324
Total increase (decrease) in net assets	141,594,748	846,768,272

Net Assets
Beginning of period	2,392,138,718	1,545,370,446
End of period	$ 2,533,733,466	$ 2,392,138,718
Other Information Shares
Sold	10,310,565	9,225,038
Issued in reinvestment of distributions	263,367	-
Redeemed	(5,198,777)	(124,000)
Net increase (decrease)	5,375,155	9,101,038

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006

2005 F

Selected Per-Share Data
Net asset value, beginning of period	$ 97.62	$ 100.32	$ 100.61	$ 100.00
Income from Investment Operations
Net investment income D	6.638	7.633	6.947	4.001
Net realized and unrealized gain (loss)	(13.134)	(2.728)	(.538)	.396
Total from investment operations	(6.496)	4.905	6.409	4.397
Distributions to partners from net investment income	(6.324)	(7.605)	(6.699)	(3.787)
Net asset value, end of period	$ 84.80	$ 97.62	$ 100.32	$ 100.61
Total Return B, C	(6.98)%	5.00%	6.57%	4.47%
Ratios to Average Net Assets G
Expenses before reductions	-% E	-%E	.01%	.03% A
Expenses net of fee waivers, if any	-%E	-%E	.01%	.03% A
Expenses net of all reductions	-%E	-%E	.01%	.03% A
Net investment income	7.18%	7.66%	6.94%	5.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,533,733	$ 2,392,139	$ 1,545,370	$ 471,162
Portfolio turnover rate	30%	65%	43%	48% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period December 15, 2004 (commencement of operations) to September 30, 2005.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity Floating Rate Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees. These fees are recorded as Income in the accompanying financial statements.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service (IRS).

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,838,241
Unrealized depreciation	(382,429,391)
Net unrealized appreciation (depreciation)	$ (380,591,150)
Cost for federal income tax purposes	$ 2,897,002,219

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including principal repayments of floating rate loans), other than short-term securities, aggregated $1,217,999,402 and $713,009,666, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 15,589,716	3.33%

Annual Report

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $10,580. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $11,249.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity Floating Rate Central Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Floating Rate Central Fund (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and for the period from December 15, 2004 (commencement of operations) to September 30, 2005. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans, the custodian, and brokers and selling agent banks owned as of September 30, 2008, by correspondence with the custodians and brokers and selling agent bankers; where replies were not received from brokers and selling agent bankers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Floating Rate Central Fund as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended and for the period from December 15, 2004 (commencement of operations) to September 30, 2005, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

Annual Report

November 25, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-
present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering Officer of the Fidelity funds (2004-2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Floating Rate Central Fund

Each year, typically in July, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On June 19, 2008, the Board voted to continue the fund's Advisory Contracts for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board would consider their renewal in July 2008.

At its July 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts. Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® High Income
Central Fund 1

Annual Report

September 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

HP1-ANN-1108
1.807405.103

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended September 30, 2008	Past 1 year	Life of Fund A
Fidelity ® High Income Central Fund 1	-5.71%	3.95%

A From November 12, 2004.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® High Income Central Fund 1 on November 12, 2004, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Merrill Lynch® U.S. High Yield Master II Constrained Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Conti, Portfolio Manager of Fidelity® High Income Central Fund 1

The high-yield market struggled mightily during the 12 months ending September 30, 2008. The Merrill Lynch® U.S. High Yield Master II Constrained Index declined 11.09% in response to the credit crunch, contracting U.S. economic growth, concerns about corporate business fundamentals, a rising default rate and shrinking demand from risk-averse investors. The debt markets suffered from a freeze-up as credit grew ever tighter, with banks and other financial institutions posting significant losses and hoarding cash to cover any exposure they had to troubled assets linked to subprime mortgages. In September, the U.S. government stepped in to take over mortgage giants Fannie Mae and Freddie Mac as well as insurance behemoth American International Group (AIG). Conditions worsened, and U.S. Treasury Secretary Henry Paulson and Federal Reserve Board Chairman Ben Bernanke asked Congress to approve a $700 billion bailout plan for Wall Street. However, the U.S. House of Representatives rejected the first legislative proposal. As the period came to a close, the U.S. Senate was working feverishly on a revised bailout program. The markets - wracked by uncertainty about the future of the financials sector and the U.S. economy - remained in turmoil.

For the year ending September 30, 2008, the fund returned -5.71%, significantly outperforming the Merrill Lynch index. A notable underweighting of the automotive group helped relative performance, as did underweighting publishing/printing. Strong security selection in casino gaming was beneficial, although returns there were offset somewhat by overweighting this underperforming industry. Other factors that bolstered relative performance included solid security selection and an overweighting in shipping, as well as an underweighting in banks and thrifts. On the down side, weak security selection and an underweighting in health care hurt, as did unfavorable bond selection in telecommunications. Several underweighted positions were among the top contributors - including General Motors Acceptance Corporation, General Motors, home finance company Residential Capital and casino operator Harrah's - as was not owning publishing/printing firm R.H. Donnelley. These index components underperformed. Positions in two shipping companies - Ship Finance International and Teekay Shipping - also proved fruitful. Detractors included Virgin River Casino, telecommunications provider Level 3, an out-of-benchmark position in United Air Lines and underweighting Tenet Healthcare, an index constituent that posted a positive return. Some securities mentioned here were not held at period end.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Actual	.0041%	$ 1,000.00	$ 960.20	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.98	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five Holdings as of September 30, 2008
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Ship Finance International Ltd.	3.7	3.7
Xerox Capital Trust I	2.5	2.7
HCA, Inc.	2.2	1.9
Continental Airlines, Inc.	2.0	2.0
NBC Aquisition Corp.	1.8	2.2
	12.2
Top Five Market Sectors as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	11.1	13.1
Electric Utilities	7.3	7.9
Telecommunications	7.0	6.8
Technology	6.5	7.2
Shipping	6.3	6.7
Quality Diversification (% of fund's net assets)
As of September 30, 2008	As of March 31, 2008
BBB 3.1%	BBB 3.2%
BB 33.7%	BB 38.3%
B 43.9%	B 41.3%
CCC,CC,C 11.4%	CCC,CC,C 11.4%
Not Rated 1.2%	Not Rated 0.8%
Equities 0.5%	Equities 1.5%
Interfund Loans 4.3%	Interfund Loans 0.0%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 3.5%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings.
Asset Allocation (% of fund's net assets)
As of September 30, 2008 *		As of March 31, 2008 **
	Interfund Loans 4.3%		Interfund Loans 0.0%
	Nonconvertible Bonds 84.6%		Nonconvertible Bonds 85.7%
	Convertible Bonds, Preferred Stocks 0.8%		Convertible Bonds, Preferred Stocks 1.9%
	Common Stocks 0.4%		Common Stocks 0.4%
	Floating Rate Loans 7.8%		Floating Rate Loans 8.3%
	Other Investments 0.2%		Other Investments 0.2%
	Short-Term Investments and Net Other Assets 1.9%		Short-Term Investments and Net Other Assets 3.5%
* Foreign investments	16.9%	** Foreign investments	16.6%

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Corporate Bonds - 85.3%
	Principal Amount	Value
Convertible Bonds - 0.7%
Energy - 0.2%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 440,000	$ 429,660
Technology - 0.5%
Advanced Micro Devices, Inc. 6% 5/1/15	900,000	416,250
Lucent Technologies, Inc. 2.875% 6/15/25	324,000	213,565
Nortel Networks Corp.:
1.75% 4/15/12 (e)	335,000	167,500
1.75% 4/15/12	960,000	480,000
		1,277,315
TOTAL CONVERTIBLE BONDS		1,706,975
Nonconvertible Bonds - 84.6%
Aerospace - 0.9%
Alliant Techsystems, Inc. 6.75% 4/1/16	565,000	536,750
BE Aerospace, Inc. 8.5% 7/1/18	180,000	174,600
Bombardier, Inc. 7.45% 5/1/34 (e)	695,000	646,350
L-3 Communications Corp. 6.125% 7/15/13	275,000	257,125
Sequa Corp.:
11.75% 12/1/15 (e)	485,000	407,400
13.5% 12/1/15 pay-in-kind (e)	253,268	210,086
		2,232,311
Air Transportation - 3.1%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	1,605,000	1,187,700
6.977% 11/23/22	142,431	88,307
8.608% 10/1/12	390,000	315,900
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	526,261	457,847
7.73% 9/15/12	211,545	148,082
7.875% 7/2/18	372,887	242,376
8.388% 5/1/22	242,995	180,424
9.558% 9/1/19	685,407	479,785
9.798% 4/1/21	4,229,961	3,553,167
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	383,580	272,342
8.954% 8/10/14	387,227	274,931
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	$ 280,000	$ 173,600
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19	687,575	467,551
		7,842,012
Automotive - 0.1%
Ford Motor Credit Co. LLC 7.875% 6/15/10	100,000	76,333
Tenneco, Inc. 8.125% 11/15/15	140,000	119,700
		196,033
Broadcasting - 0.2%
Clear Channel Communications, Inc.:
5% 3/15/12	305,000	161,650
6.25% 3/15/11	245,000	158,025
Nexstar Broadcasting, Inc. 7% 1/15/14	230,000	167,900
		487,575
Building Materials - 0.6%
General Cable Corp. 7.125% 4/1/17	245,000	227,850
Nortek, Inc. 10% 12/1/13 (e)	1,045,000	924,825
Ply Gem Industries, Inc. 11.75% 6/15/13 (e)	485,000	409,825
		1,562,500
Cable TV - 3.1%
Cablevision Systems Corp. 8% 4/15/12	140,000	130,900
Charter Communications Holdings I LLC:
9.92% 4/1/14	532,000	202,160
10% 5/15/14	165,000	85,800
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	230,000	154,100
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	760,000	684,000
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8.375% 4/30/14 (e)	970,000	848,750
10.875% 9/15/14 (e)	800,000	784,000
CSC Holdings, Inc.:
6.75% 4/15/12	750,000	690,000
8.5% 6/15/15 (e)	800,000	743,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
6.375% 6/15/15	$ 360,000	$ 315,900
8.375% 3/15/13	245,000	242,550
EchoStar Communications Corp.:
6.375% 10/1/11	1,540,000	1,416,800
7% 10/1/13	830,000	713,800
Kabel Deutschland GmbH 10.625% 7/1/14	435,000	423,038
Videotron Ltd. 9.125% 4/15/18 (e)	415,000	419,150
		7,853,948
Capital Goods - 2.2%
Case Corp. 7.25% 1/15/16	360,000	329,400
Leucadia National Corp.:
7% 8/15/13	65,000	61,750
7.125% 3/15/17	1,560,000	1,435,200
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16	240,000	212,400
9.5% 8/1/14	145,000	133,400
11.75% 8/1/16	240,000	216,000
Sensus Metering Systems, Inc. 8.625% 12/15/13	2,235,000	2,078,550
Terex Corp. 8% 11/15/17	1,050,000	958,125
		5,424,825
Chemicals - 1.7%
Chemtura Corp. 6.875% 6/1/16	875,000	691,250
Equistar Chemicals LP 7.55% 2/15/26	705,000	451,200
Momentive Performance Materials, Inc. 9.75% 12/1/14	1,245,000	971,100
Nell AF Sarl 8.375% 8/15/15 (e)	350,000	164,500
NOVA Chemicals Corp.:
5.9525% 11/15/13 (f)	215,000	175,763
6.5% 1/15/12	1,345,000	1,213,863
PolyOne Corp. 8.875% 5/1/12	485,000	455,900
		4,123,576
Consumer Products - 1.5%
Jostens Holding Corp. 0% 12/1/13 (b)	3,135,000	2,978,250
Revlon Consumer Products Corp. 9.5% 4/1/11	770,000	693,000
		3,671,250
Containers - 0.7%
Berry Plastics Corp. 7.5406% 2/15/15 (f)	465,000	413,850
Crown Americas LLC/Crown Americas Capital Corp. 7.75% 11/15/15	240,000	234,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Cork & Seal, Inc.:
7.375% 12/15/26	$ 95,000	$ 72,200
8% 4/15/23	115,000	97,175
Greif, Inc. 6.75% 2/1/17	855,000	807,975
		1,625,200
Diversified Financial Services - 0.2%
Sprint Capital Corp. 8.75% 3/15/32	475,000	370,500
Diversified Media - 0.9%
Interpublic Group of Companies, Inc.:
6.25% 11/15/14	120,000	99,600
7.25% 8/15/11	225,000	211,500
Lamar Media Corp.:
Series B, 6.625% 8/15/15	90,000	74,475
6.625% 8/15/15	360,000	297,900
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	715,000	468,325
10% 8/1/14	320,000	307,200
Quebecor Media, Inc.:
7.75% 3/15/16	275,000	239,250
7.75% 3/15/16	680,000	591,600
		2,289,850
Electric Utilities - 6.3%
AES Corp.:
7.75% 3/1/14	555,000	505,050
7.75% 10/15/15	905,000	832,600
8% 10/15/17	275,000	253,688
Aquila, Inc. 11.875% 7/1/12 (c)(f)	70,000	77,000
Dynegy Holdings, Inc. 8.375% 5/1/16	585,000	508,950
Edison Mission Energy:
7% 5/15/17	90,000	81,000
7.2% 5/15/19	1,035,000	900,450
7.625% 5/15/27	630,000	504,000
Energy Future Holdings:
10.875% 11/1/17 (e)	1,740,000	1,574,700
11.25% 11/1/17 pay-in-kind (e)(f)	565,000	474,600
Intergen NV 9% 6/30/17 (e)	950,000	931,000
IPALCO Enterprises, Inc. 7.25% 4/1/16 (e)	495,000	475,200
Mirant Americas Generation LLC:
8.3% 5/1/11	495,000	475,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Mirant Americas Generation LLC: - continued
8.5% 10/1/21	$ 205,000	$ 171,175
9.125% 5/1/31	315,000	270,900
NRG Energy, Inc.:
7.25% 2/1/14	1,330,000	1,216,950
7.375% 2/1/16	285,000	257,925
7.375% 1/15/17	135,000	125,550
NSG Holdings II, LLC 7.75% 12/15/25 (e)	1,620,000	1,539,000
Reliant Energy, Inc.:
7.625% 6/15/14	765,000	577,575
7.875% 6/15/17	235,000	173,900
Tenaska Alabama Partners LP 7% 6/30/21 (e)	677,303	582,481
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (e)	1,905,000	1,719,263
Series B, 10.25% 11/1/15 (e)	810,000	737,100
10.5% 11/1/16 pay-in-kind (e)(f)	750,000	701,250
		15,666,507
Energy - 10.9%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,330,000	1,236,900
Chaparral Energy, Inc.:
8.5% 12/1/15	1,785,000	1,383,375
8.875% 2/1/17	770,000	596,750
Chesapeake Energy Corp.:
6.5% 8/15/17	635,000	565,150
6.875% 1/15/16	255,000	230,775
7.5% 6/15/14	805,000	770,788
Compagnie Generale de Geophysique SA 7.5% 5/15/15	100,000	95,000
Complete Production Services, Inc. 8% 12/15/16	255,000	237,150
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (e)	270,000	265,950
Dynegy Holdings, Inc. 8.75% 2/15/12	265,000	250,425
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	220,000	215,600
Energy Partners Ltd.:
7.9156% 4/15/13 (f)	930,000	725,400
9.75% 4/15/14	915,000	713,700
Forest Oil Corp.:
7.25% 6/15/19	315,000	267,750
7.75% 5/1/14	625,000	600,000
Frontier Oil Corp. 8.5% 9/15/16	675,000	660,656
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	445,000	427,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (e)	$ 2,500,000	$ 2,150,000
Kinder Morgan Finance Co. ULC 5.35% 1/5/11	275,000	259,875
Newfield Exploration Co. 7.125% 5/15/18	445,000	391,600
OPTI Canada, Inc.:
7.875% 12/15/14	275,000	242,000
8.25% 12/15/14	775,000	705,250
Pan American Energy LLC 7.75% 2/9/12 (e)	1,045,000	961,400
Parker Drilling Co. 9.625% 10/1/13	1,230,000	1,193,100
Petrohawk Energy Corp.:
7.875% 6/1/15 (e)	590,000	513,300
9.125% 7/15/13	675,000	627,750
Petroleum Development Corp. 12% 2/15/18	615,000	615,000
Pioneer Natural Resources Co. 6.65% 3/15/17	720,000	626,400
Plains Exploration & Production Co. 7% 3/15/17	1,935,000	1,649,588
Range Resources Corp. 7.375% 7/15/13	4,235,000	4,044,425
SandRidge Energy, Inc.:
6.4163% 4/1/14 (e)(f)	300,000	247,500
8.625% 4/1/15 pay-in-kind (e)	2,065,000	1,858,500
Seitel, Inc. 9.75% 2/15/14	880,000	730,400
Southwestern Energy Co. 7.5% 2/1/18 (e)	335,000	323,275
Tesoro Corp. 6.5% 6/1/17	265,000	212,000
W&T Offshore, Inc. 8.25% 6/15/14 (e)	720,000	597,600
		27,191,532
Environmental - 0.1%
Browning-Ferris Industries, Inc. 7.4% 9/15/35	260,000	221,000
Food and Drug Retail - 0.3%
Rite Aid Corp.:
7.5% 3/1/17	320,000	240,000
10.375% 7/15/16	490,000	416,500
SUPERVALU, Inc. 7.5% 11/15/14	220,000	211,200
		867,700
Food/Beverage/Tobacco - 1.9%
Constellation Brands, Inc.:
7.25% 9/1/16	530,000	487,600
7.25% 5/15/17	205,000	190,650
8.375% 12/15/14	730,000	724,525
Dean Foods Co.:
6.9% 10/15/17	580,000	487,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Dean Foods Co.: - continued
7% 6/1/16	$ 1,145,000	$ 996,150
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,145,000	1,122,100
Pierre Foods, Inc. 9.875% 7/15/12 (a)	535,000	42,800
Pilgrims Pride Corp.:
7.625% 5/1/15	245,000	154,350
8.375% 5/1/17	245,000	115,150
Smithfield Foods, Inc. 7.75% 7/1/17	605,000	508,200
		4,828,725
Gaming - 5.3%
Boyd Gaming Corp. 7.75% 12/15/12	220,000	193,600
Galaxy Entertainment Finance Co. Ltd. 9.875% 12/15/12 (Reg. S)	605,000	393,250
Harrah's Operating Co., Inc.:
5.375% 12/15/13	110,000	34,100
5.5% 7/1/10	145,000	108,750
Las Vegas Sands Corp. 6.375% 2/15/15	300,000	231,000
Mandalay Resort Group 9.375% 2/15/10	640,000	582,400
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (e)	865,000	579,550
MGM Mirage, Inc.:
6.625% 7/15/15	1,785,000	1,231,650
6.75% 9/1/12	1,395,000	1,109,025
6.75% 4/1/13	125,000	98,750
6.875% 4/1/16	1,390,000	959,100
7.625% 1/15/17	940,000	676,800
8.375% 2/1/11	555,000	455,100
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	220,000	182,600
7.125% 8/15/14	540,000	378,000
Park Place Entertainment Corp.:
7.875% 3/15/10	245,000	186,200
8.125% 5/15/11	730,000	430,700
Scientific Games Corp.:
6.25% 12/15/12	370,000	325,600
7.875% 6/15/16 (e)	670,000	646,550
Seminole Hard Rock Entertainment, Inc. 5.3188% 3/15/14 (e)(f)	665,000	485,450
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,210,000	1,028,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Seneca Gaming Corp.: - continued
7.25% 5/1/12	$ 675,000	$ 573,750
Snoqualmie Entertainment Authority:
6.875% 2/1/14 (e)(f)	800,000	576,000
9.125% 2/1/15 (e)	590,000	426,275
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	720,000	606,600
6.625% 12/1/14	1,005,000	851,738
		13,351,038
Healthcare - 5.2%
Bausch & Lomb, Inc. 9.875% 11/1/15 (e)	210,000	199,500
Biomet, Inc.:
10% 10/15/17	270,000	274,050
10.375% 10/15/17 pay-in-kind	485,000	481,363
11.625% 10/15/17	820,000	824,100
Community Health Systems, Inc. 8.875% 7/15/15	355,000	337,250
DJO Finance LLC / DJO Finance Corp. 10.875% 11/15/14	1,250,000	1,200,000
HCA, Inc.:
6.5% 2/15/16	880,000	686,400
9.125% 11/15/14	1,425,000	1,385,813
9.25% 11/15/16	2,045,000	1,988,763
9.625% 11/15/16 pay-in-kind	990,000	938,025
HealthSouth Corp. 10.75% 6/15/16	440,000	444,400
Omega Healthcare Investors, Inc. 7% 4/1/14	1,700,000	1,564,000
Service Corp. International 7.5% 4/1/27	1,790,000	1,342,500
Ventas Realty LP 6.625% 10/15/14	220,000	204,600
Viant Holdings, Inc. 10.125% 7/15/17 (e)	1,244,000	995,200
VWR Funding, Inc. 10.25% 7/15/15	295,000	247,800
		13,113,764
Homebuilding/Real Estate - 1.4%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	630,000	481,950
8.125% 6/1/12	2,370,000	2,014,500
D.R. Horton, Inc. 6.5% 4/15/16	400,000	304,000
K. Hovnanian Enterprises, Inc.:
6.375% 12/15/14	240,000	141,600
8.875% 4/1/12	145,000	91,350
11.5% 5/1/13 (e)	40,000	39,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
KB Home 6.375% 8/15/11	$ 225,000	$ 203,625
Pulte Homes, Inc. 5.25% 1/15/14	225,000	187,875
		3,464,100
Hotels - 0.5%
Host Hotels & Resorts LP 6.875% 11/1/14	130,000	111,800
Host Marriott LP 7.125% 11/1/13	1,370,000	1,233,000
		1,344,800
Leisure - 2.2%
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	440,000	378,400
7.5% 10/15/27	2,285,000	1,799,438
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	1,629,000	1,449,810
Universal City Florida Holding Co. I/II:
7.5506% 5/1/10 (f)	1,700,000	1,593,750
8.375% 5/1/10	260,000	252,200
		5,473,598
Metals/Mining - 5.2%
Arch Western Finance LLC 6.75% 7/1/13	1,015,000	954,100
Compass Minerals International, Inc. 12% 6/1/13	3,866,000	3,866,000
Drummond Co., Inc. 7.375% 2/15/16 (e)	1,915,000	1,589,450
FMG Finance Property Ltd.:
6.8106% 9/1/11 (e)(f)	1,030,000	947,600
10% 9/1/13 (e)	950,000	893,000
10.625% 9/1/16 (e)	190,000	183,350
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	2,645,000	2,598,713
8.375% 4/1/17	125,000	122,813
Massey Energy Co. 6.875% 12/15/13	1,505,000	1,358,263
Noranda Aluminium Acquisition Corp. 6.8275% 5/15/15 pay-in-kind (f)	600,000	456,000
		12,969,289
Paper - 1.6%
Catalyst Paper Corp. 8.625% 6/15/11	345,000	272,550
Domtar Corp.:
5.375% 12/1/13	365,000	313,900
7.125% 8/15/15	245,000	225,400
Georgia-Pacific Corp. 7% 1/15/15 (e)	2,125,000	1,891,250
Graphic Packaging International, Inc. 8.5% 8/15/11	245,000	232,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - continued
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	$ 945,000	$ 737,100
Rock-Tenn Co. 9.25% 3/15/16 (e)	225,000	229,500
		3,902,450
Publishing/Printing - 0.9%
Scholastic Corp. 5% 4/15/13	950,000	793,250
The Reader's Digest Association, Inc. 9% 2/15/17	1,090,000	615,850
TL Acquisitions, Inc.:
0% 7/15/15 (b)(e)	360,000	248,400
10.5% 1/15/15 (e)	790,000	632,000
		2,289,500
Railroad - 0.1%
Kansas City Southern Railway Co. 8% 6/1/15	340,000	333,200
Restaurants - 0.4%
Carrols Corp. 9% 1/15/13	835,000	701,400
Landry's Restaurants, Inc. 9.5% 12/15/14	345,000	317,400
		1,018,800
Services - 3.8%
ARAMARK Corp.:
6.3006% 2/1/15 (f)	390,000	341,250
8.5% 2/1/15	1,185,000	1,131,675
Ashtead Capital, Inc. 9% 8/15/16 (e)	900,000	783,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 7.75% 5/15/16	965,000	579,000
Corrections Corp. of America 6.25% 3/15/13	110,000	102,850
FTI Consulting, Inc.:
7.625% 6/15/13	1,585,000	1,616,700
7.75% 10/1/16	905,000	923,100
Hertz Corp.:
8.875% 1/1/14	130,000	113,100
10.5% 1/1/16	265,000	222,600
Iron Mountain, Inc.:
6.625% 1/1/16	135,000	126,900
7.75% 1/15/15	195,000	193,050
8% 6/15/20	240,000	232,200
8.625% 4/1/13	1,885,000	1,856,725
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13	165,000	160,050
JohnsonDiversey, Inc. 9.625% 5/15/12	75,000	74,813
Penhall International Corp. 12% 8/1/14 (e)	120,000	76,800
Rental Service Corp. 9.5% 12/1/14	490,000	372,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
US Investigations Services, Inc.:
10.5% 11/1/15 (e)	$ 435,000	$ 387,150
11.75% 5/1/16 (e)	325,000	266,500
		9,559,863
Shipping - 6.3%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,665,000	1,465,200
Ship Finance International Ltd. 8.5% 12/15/13	9,465,000	9,181,050
Teekay Corp. 8.875% 7/15/11	4,970,000	5,019,700
		15,665,950
Specialty Retailing - 0.3%
Michaels Stores, Inc. 10% 11/1/14	245,000	153,125
Sally Holdings LLC:
9.25% 11/15/14	480,000	456,000
10.5% 11/15/16	240,000	228,000
		837,125
Steels - 1.2%
Evraz Group SA:
8.875% 4/24/13 (e)	460,000	354,200
9.5% 4/24/18 (e)	255,000	188,700
RathGibson, Inc. 11.25% 2/15/14	930,000	846,300
Steel Dynamics, Inc.:
6.75% 4/1/15	1,210,000	1,040,600
7.375% 11/1/12	690,000	638,250
		3,068,050
Super Retail - 2.7%
AutoNation, Inc. 7% 4/15/14	450,000	391,500
NBC Acquisition Corp. 11% 3/15/13	6,105,000	4,594,013
Nebraska Book Co., Inc. 8.625% 3/15/12	1,115,000	841,825
Sonic Automotive, Inc. 8.625% 8/15/13	240,000	165,600
Toys 'R' US, Inc.:
7.375% 10/15/18	100,000	65,000
7.625% 8/1/11	865,000	743,900
		6,801,838
Technology - 5.3%
Amkor Technology, Inc.:
7.75% 5/15/13	780,000	659,100
9.25% 6/1/16	240,000	204,000
Celestica, Inc. 7.875% 7/1/11	880,000	851,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
First Data Corp. 9.875% 9/24/15 (e)	$ 225,000	$ 176,625
Flextronics International Ltd.:
6.25% 11/15/14	180,000	154,800
6.5% 5/15/13	75,000	67,500
Freescale Semiconductor, Inc.:
6.6938% 12/15/14 (f)	710,000	475,700
8.875% 12/15/14	505,000	348,450
9.125% 12/15/14 pay-in-kind	140,000	88,200
10.125% 12/15/16	245,000	158,025
Jabil Circuit, Inc. 8.25% 3/15/18	225,000	204,750
Lucent Technologies, Inc.:
6.45% 3/15/29	560,000	341,600
6.5% 1/15/28	2,150,000	1,311,500
Nortel Networks Corp.:
7.0406% 7/15/11 (f)	215,000	138,675
10.125% 7/15/13	135,000	81,675
NXP BV:
5.5406% 10/15/13 (f)	230,000	152,950
9.5% 10/15/15	390,000	202,800
Seagate Technology HDD Holdings 6.8% 10/1/16	475,000	408,500
Spansion LLC 11.25% 1/15/16 (e)	245,000	140,875
SS&C Technologies, Inc. 11.75% 12/1/13	35,000	36,400
SunGard Data Systems, Inc.:
9.125% 8/15/13	345,000	311,363
10.25% 8/15/15	340,000	296,650
Xerox Capital Trust I 8% 2/1/27	7,005,000	6,369,864
		13,181,402
Telecommunications - 7.0%
Cincinnati Bell, Inc. 8.375% 1/15/14	1,030,000	890,950
Citizens Communications Co.:
6.25% 1/15/13	450,000	420,750
9% 8/15/31	225,000	172,125
Cricket Communications, Inc. 10% 7/15/15 (e)	605,000	571,725
Digicel Group Ltd.:
8.875% 1/15/15 (e)	1,315,000	1,078,300
9.125% 1/15/15 pay-in-kind (e)(f)	190,000	155,800
9.25% 9/1/12 (e)	490,000	485,100
Intelsat Jackson Holdings Ltd.:
9.5% 6/15/16 (e)	3,170,000	2,995,650
11.5% 6/15/16 (e)	270,000	259,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Intelsat Ltd.:
6.5% 11/1/13	$ 300,000	$ 195,000
7.625% 4/15/12	585,000	450,450
11.25% 6/15/16	340,000	332,350
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (e)	1,430,000	1,329,900
Level 3 Financing, Inc.:
8.75% 2/15/17	755,000	520,950
9.25% 11/1/14	575,000	422,625
Mobile Telesystems Finance SA 8% 1/28/12 (e)	1,303,000	1,107,550
Nextel Communications, Inc.:
6.875% 10/31/13	405,000	275,400
7.375% 8/1/15	335,000	221,100
Orascom Telecom Finance SCA 7.875% 2/8/14 (e)	1,605,000	1,468,575
Qwest Communications International, Inc. 7.5% 2/15/14	225,000	198,000
Qwest Corp.:
6.0688% 6/15/13 (f)	1,400,000	1,218,000
7.5% 10/1/14	550,000	478,500
7.625% 6/15/15	205,000	182,450
Sprint Capital Corp.:
6.875% 11/15/28	255,000	172,125
8.375% 3/15/12	315,000	283,500
Sprint Nextel Corp. 6% 12/1/16	135,000	104,625
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	430,000	397,750
U.S. West Communications:
6.875% 9/15/33	225,000	151,313
7.5% 6/15/23	445,000	356,000
Vimpel Communications:
8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)	490,000	377,300
9.125% 4/30/18 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)	395,000	288,350
		17,561,413
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Textiles & Apparel - 0.5%
Hanesbrands, Inc. 6.5081% 12/15/14 (e)(f)	$ 830,000	$ 693,050
Levi Strauss & Co. 9.75% 1/15/15	540,000	475,200
		1,168,250
TOTAL NONCONVERTIBLE BONDS		211,559,474
TOTAL CORPORATE BONDS (Cost $242,083,416)		213,266,449
Commercial Mortgage Securities - 0.2%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 1.8407% 8/1/24 (e)(f) (Cost $630,387)	692,601	462,657
Common Stocks - 0.4%
	Shares
Textiles & Apparel - 0.4%
Arena Brands Holding Corp. Class B (g) (Cost $5,834,134)	144,445	938,893
Convertible Preferred Stocks - 0.1%

Electric Utilities - 0.1%
AES Trust III 6.75% (Cost $329,167)	6,600	254,100
Floating Rate Loans - 7.8% (h)
	Principal Amount
Air Transportation - 0.7%
Delta Air Lines, Inc. Tranche 2LN, term loan 6.95% 4/30/14 (f)	$ 525,000	362,250
United Air Lines, Inc. Tranche B, term loan 5.457% 2/1/14 (f)	2,390,411	1,434,247
		1,796,497
Floating Rate Loans - continued
	Principal Amount	Value
Automotive - 0.2%
Federal-Mogul Corp.:
Tranche B, term loan 4.49% 12/27/14 (f)	$ 535,574	$ 356,157
Tranche C, term loan 4.89% 12/27/15 (f)	414,639	275,735
		631,892
Broadcasting - 0.4%
Univision Communications, Inc. Tranche 1LN, term loan 5.1213% 9/29/14 (f)	1,645,000	1,044,575
Cable TV - 1.4%
Charter Communications Operating LLC Tranche B 1LN, term loan 4.8% 3/6/14 (f)	1,697,175	1,376,833
CSC Holdings, Inc. Tranche B, term loan 4.57% 3/31/13 (f)	2,173,456	1,912,641
Insight Midwest Holdings LLC Tranche B, term loan 4.49% 4/6/14 (f)	200,000	180,000
		3,469,474
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 8.5569% 5/4/15 pay-in-kind (f)	590,000	536,900
Containers - 0.4%
Anchor Glass Container Corp. term loan 7.763% 6/20/14 (f)	980,938	949,057
Electric Utilities - 0.9%
Ashmore Energy International:
Revolving Credit-Linked Deposit 6.77% 3/30/12 (f)	332,194	290,670
term loan 6.7619% 3/30/14 (f)	2,362,189	2,066,915
		2,357,585
Entertainment/Film - 0.3%
Zuffa LLC term loan 5.25% 6/19/15 (f)	1,076,523	818,158
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 10.3106% 8/6/12 (f)	730,000	642,400
Healthcare - 0.9%
Community Health Systems, Inc.:
term loan 5.28% 7/25/14 (f)	1,151,920	1,019,449
Tranche DD, term loan 7/25/14 (f)(i)	58,933	52,155
HCA, Inc. Tranche B, term loan 6.0119% 11/17/13 (f)	461,477	404,946
PTS Acquisition Corp. term loan 6.0119% 4/10/14 (f)	934,881	740,893
		2,217,443
Floating Rate Loans - continued
	Principal Amount	Value
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 4.54% 12/23/12 (f)	$ 1,250,475	$ 1,094,166
Publishing/Printing - 0.3%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 11.9875% 12/12/14 (f)	861,893	646,420
Services - 0.3%
Penhall International Corp. term loan 10.1325% 4/1/12 pay-in-kind (f)	1,064,896	638,937
Technology - 0.7%
Flextronics International Ltd.:
Tranche B-A, term loan 5.041% 10/1/14 (f)	225,367	188,182
Tranche B-A1, term loan 5.0406% 10/1/14 (f)	34,511	28,817
Kronos, Inc.:
Tranche 1LN, term loan 6.0119% 6/11/14 (f)	735,268	639,683
Tranche 2LN, term loan 9.5119% 6/11/15 (f)	730,000	605,900
SS&C Technologies, Inc. term loan 5.7664% 11/23/12 (f)	364,886	341,160
		1,803,742
Textiles & Apparel - 0.4%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.7091% 9/5/13 (f)	265,000	238,500
Levi Strauss & Co. term loan 4.7388% 4/4/14 (f)	1,040,000	785,200
		1,023,700
TOTAL FLOATING RATE LOANS (Cost $24,012,571)		19,670,946
Interfund Loans - 4.3%

With Fidelity Asset Manager 50%, at 4.62% due 10/1/08 (d) (Cost $10,728,000)	10,728,000	10,728,000
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 2.19%, dated 9/30/08 due 10/1/08 (Collateralized by U.S. Government Obligations) # (Cost $1,498,000)	1,498,091	$ 1,498,000
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $285,115,675)		246,819,045
NET OTHER ASSETS - 1.3%		3,258,508
NET ASSETS - 100%		$ 250,077,553
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(d) Loan is with an affiliated fund.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,229,587 or 18.5% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $938,893 or 0.4% of net assets.

Additional information on each holding is as follows:
SecurityA	Acquisition Date	Acquisition Cost
Arena Brands Holding Corp. Class B	6/18/97	$ 5,834,134
A Acquired as a result of an in-kind exchange and represents the original acquisition date and cost.

(h) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(i) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $58,933 and $52,155, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$1,498,000 due 10/01/08 at 2.19%
Bank of America, NA	$ 1,027,678
Barclays Capital, Inc.	63,455
Societe Generale, New York Branch	140,138
UBS Securities LLC	266,729
$ 1,498,000
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	83.1%
Bermuda	6.6%
Canada	2.7%
Marshall Islands	2.6%
Luxembourg	1.4%
Others (individually less than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008
Assets
Investment in securities, at value (including repurchase agreements of $1,498,000) - See accompanying schedule: Unaffiliated issuers (cost $274,387,675)	$ 236,091,045
Other affiliated issuers (cost $10,728,000)	10,728,000
Total Investments (cost $285,115,675)		$ 246,819,045
Cash		18,979
Receivable for investments sold		638,771
Dividends receivable		2,944
Interest receivable		5,590,318
Other affiliated receivables		1,825
Total assets		253,071,882

Liabilities
Payable for investments purchased	$ 2,962,049
Distributions payable	30,399
Other payables and accrued expenses	1,881
Total liabilities		2,994,329

Net Assets		$ 250,077,553
Net Assets consist of:
Paid in capital		$ 288,374,183
Net unrealized appreciation (depreciation) on investments		(38,296,630)
Net Assets, for 2,924,623 shares outstanding		$ 250,077,553
Net Asset Value, offering price and redemption price per share ($250,077,553 ÷ 2,924,623 shares)		$ 85.51

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended September 30, 2008
Investment Income
Dividends		$ 713,074
Interest (including $94,650 from affiliated interfund lending)		22,745,800
Total income		23,458,874

Expenses
Custodian fees and expenses	$ 7,953
Independent directors' compensation	1,140
Total expenses before reductions	9,093
Expense reductions	(7,352)	1,741
Net investment income		23,457,133
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(7,949,729)
Change in net unrealized appreciation (depreciation) on investment securities		(30,425,733)
Net gain (loss)		(38,375,462)
Net increase (decrease) in net assets resulting from operations		$ (14,918,329)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended September 30, 2008	Year ended September 30, 2007
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,457,133	$ 39,445,688
Net realized gain (loss)	(7,949,729)	16,883,844
Change in net unrealized appreciation (depreciation)	(30,425,733)	(7,411,023)
Net increase (decrease) in net assets resulting from operations	(14,918,329)	48,918,509
Distributions to partners from net investment income	(21,875,611)	(38,255,766)
Affiliated share transactions Proceeds from sales of shares	11,162,271	68,944,003
Reinvestment of distributions	10,763,688	-
Cost of shares redeemed	(32,474,888)	(370,349,079)
Net increase (decrease) in net assets resulting from share transactions	(10,548,929)	(301,405,076)
Total increase (decrease) in net assets	(47,342,869)	(290,742,333)

Net Assets
Beginning of period	297,420,422	588,162,755
End of period	$ 250,077,553	$ 297,420,422
Other Information Shares
Sold	118,811	683,918
Issued in reinvestment of distributions	117,512	-
Redeemed	(331,277)	(3,650,698)
Net increase (decrease)	(94,954)	(2,966,780)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008

2007

2006

2005 G

Selected Per-Share Data
Net asset value, beginning of period	$ 98.50	$ 98.25	$ 97.30	$ 100.00
Income from Investment Operations
Net investment income D	8.305	8.377	7.858	6.548
Net realized and unrealized gain (loss)	(13.548)	(.027) F	.757	(2.855)
Total from investment operations	(5.243)	8.350	8.615	3.693
Distributions to partners from net investment income	(7.747)	(8.100)	(7.665)	(6.393)
Net asset value, end of period	$ 85.51	$ 98.50	$ 98.25	$ 97.30
Total Return B,C	(5.71)%	8.70%	9.23%	3.83%
Ratios to Average Net Assets H
Expenses before reductions	-% E	-% E	.01%	.01% A
Expenses net of fee waivers, if any	-% E	-% E	.01%	.01% A
Expenses net of all reductions	-% E	-% E	.01%	.01% A
Net investment income	8.83%	8.36%	8.07%	7.60%
Supplemental Data
Net assets, end of period (000 omitted)	$ 250,078	$ 297,420	$ 588,163	$ 1,048,098
Portfolio turnover rate	55%	62%	57%	113% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

G For the period November 12, 2004 (commencement of operations) to September 30, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity High Income Central Fund 1 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Security Valuation - continued

markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 pm Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements. Each of the Fund's federal tax

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners - continued

returns for the prior three fiscal years remains subject to the examination by the Internal Revenue Service (IRS).

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 288,106
Unrealized depreciation	(37,996,867)
Net unrealized appreciation (depreciation)	$ (37,708,761)
Cost for federal income tax purposes	$ 284,527,806

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

3. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $139,327,413 and $151,742,412, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption "Interfund Loans" in the Fund's Schedule of Investments with accrued interest included in Other Receivables on the Statement of Assets and Liabilities. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 5,807,466	3.37%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,140.

Annual Report

6. Expense Reductions - continued

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6,212.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Directors of Fidelity Central Investment Portfolios LLC and Partners of Fidelity High Income Central Fund 1:

We have audited the accompanying statement of assets and liabilities of Fidelity High Income Central Fund 1 (the Fund), a fund of Fidelity Central Investment Portfolios LLC, including the schedule of investments, as of September 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2008, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity High Income Central Fund 1 as of September 30, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 25, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008

Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Thomas C. Hense (44)

Year of Election or Appointment: 2008

Vice President of Fidelity's High Income and Small Cap Funds. Previously, Mr. Hense served as a portfolio manager for Fidelity's Institutional Money Management Group (Pyramis) (2003-2008).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering Officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

High Income Central Fund 1

Each year, typically in July, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

On June 19, 2008, the Board voted to continue the fund's Advisory Contracts for one month, through July 31, 2008, in connection with the reorganization of the Fidelity funds under two separate boards. The Board considered that the contractual terms of and fees payable under the fund's Advisory Contracts involve no changes in (i) the investment process or strategies employed in the management of the fund's assets; (ii) the nature or level of services provided under the fund's Advisory Contracts; or (iii) the day-to-day management of the fund or the persons primarily responsible for such management. The Board concluded that the fund's Advisory Contracts are fair and reasonable, and that the fund's Advisory Contracts should be extended, without modification, through July 31, 2008, with the understanding that the Board would consider their renewal in July 2008.

At its July 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Japan) Inc., and Fidelity Management & Research (Hong Kong) Limited.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Annual Report

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Fidelity® International Equity
Central Fund

Annual Report

September 30, 2008

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com (search for "proxy voting guidelines") or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

INTCEN-ANN-1108
1.859208.100

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns take International Equity Central Fund's cumulative total return and show you what would have happened if International Equity Central Fund shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in International Equity Central Fund on December 10, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® Europe, Australasia, Far East (MSCI EAFE®) Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Comments from Matthew Torrey, Portfolio Manager of Fidelity® International Equity Central Fund for the period covered by this report, with additional input from Jeffrey Stevens and Paul Walsh, who joined Torrey on August 1, 2008, to form a co-manager structure for the fund

Amid growing signs of a global economic slowdown, foreign equity markets plummeted, especially during the late summer and early fall, generating steeper losses than the U.S. stock market through the first nine months of 2008. The subprime-mortgage-led financial crisis turned viral, spreading beyond the United States and provoking a worldwide asset sell-off. During the period from International Equity Central Fund's inception on December 10, 2007, through September 30, 2008, the MSCI® Europe, Australasia, Far East (EAFE®) Index fell 31.69%. Among foreign developed countries, Europe suffered the most-precipitous declines, as the region's economies decelerated severely and the growing financial crisis engulfed many of Europe's banking institutions. Even commodity-exporting countries such as Brazil, Russia and Argentina - which had held up relatively well earlier in the year - suffered big declines. Stocks in the Asia-Pacific region also tended to perform poorly, with growing worries that the global slowdown might have a greater impact on local economies and export industries than previously anticipated. The strengthening dollar further added to losses for U.S. investors.

From its inception on December 10, 2007, through September 30, 2008, the fund declined 31.24%, finishing just ahead of the EAFE index. Within the context of a generally sector-neutral investment strategy, a good deal of the fund's relative outperformance came from favorable industry positioning within some of the sectors. In particular, an underweighting of diversified financials within the toxic financials sector and an overweighting of software/services in the information technology sector helped. Positive stock picking in financials, consumer staples and health care also aided our results, including overweightings in Japanese banking company Mitsubishi UFJ Financial and Australian medical products maker CSL, and an underweighting in Swiss diversified financials firm UBS. A modest cash position was beneficial as well. Conversely, we lost ground through unfavorable stock selection in utilities and, to a lesser extent, in pockets of the consumer discretionary and technology sectors. Among our biggest detractors were overweightings in Australian investment firm Babcock & Brown, which was no longer held at period end, and Norwegian solar power company Renewable Energy.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008 to September 30, 2008).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period* April 1, 2008 to September 30, 2008
Actual	.0298%	$ 1,000.00	$ 801.60	$ .13
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.85	$ .15

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The fees and expenses of the underlying Money Market Central Funds in which this Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of September 30, 2008
United Kingdom 23.0%
Japan 15.2%
Germany 10.8%
France 9.4%
Switzerland 9.3%
United States of America 4.3%
Canada 3.1%
Italy 2.9%
Australia 2.7%
Other 19.3%

As of March 31, 2008
United Kingdom 15.8%
France 13.9%
Germany 13.3%
Japan 11.9%
Switzerland 10.0%
Australia 5.6%
Norway 3.6%
Spain 3.4%
Italy 3.3%
Other 19.2%

Annual Report

Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks	96.9	99.1
Short-Term Investments and Net Other Assets	3.1	0.9
Top Ten Stocks as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
HSBC Holdings PLC (Hong Kong) (Reg.) (United Kingdom, Commercial Banks)	3.3	0.5
Mitsubishi UFJ Financial Group, Inc. (Japan, Commercial Banks)	2.7	1.4
Nestle SA (Reg.) (Switzerland, Food Products)	2.3	2.1
Telefonica SA (Spain, Diversified Telecommunication Services)	2.0	2.1
Royal Dutch Shell PLC Class A (United Kingdom) (United Kingdom, Oil, Gas & Consumable Fuels)	1.9	2.2
Siemens AG (Reg.) (Germany, Industrial Conglomerates)	1.8	1.7
BHP Billiton PLC (United Kingdom, Metals & Mining)	1.8	1.6
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	1.8	2.3
CSL Ltd. (Australia, Biotechnology)	1.8	1.5
Zurich Financial Services AG (Reg.) (Switzerland, Insurance)	1.7	1.4
	21.1
Market Sectors as of September 30, 2008
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	25.1	25.4
Industrials	10.6	12.6
Consumer Staples	9.7	9.2
Consumer Discretionary	9.6	9.5
Materials	9.3	11.0
Health Care	8.1	7.1
Energy	7.9	8.2
Telecommunication Services	6.1	6.0
Utilities	5.5	4.9
Information Technology	5.0	5.2

Annual Report

Investments September 30, 2008

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value
Australia - 2.7%
AMP Ltd.	260,713	$ 1,482,369
Aristocrat Leisure Ltd.	121,804	638,162
CSL Ltd.	364,060	11,028,459
Leighton Holdings Ltd.	9,412	289,677
Westfield Group unit	257,792	3,530,994
TOTAL AUSTRALIA		16,969,661
Bermuda - 0.7%
Covidien Ltd.	65,300	3,510,528
Ports Design Ltd.	544,000	996,378
TOTAL BERMUDA		4,506,906
Canada - 3.1%
Canadian Imperial Bank of Commerce	69,800	4,005,434
Canadian Natural Resources Ltd.	32,600	2,235,814
Canadian Pacific Railway Ltd.	32,100	1,721,108
EnCana Corp.	18,700	1,193,961
Harry Winston Diamond Corp.	97,400	1,281,097
Nexen, Inc.	78,500	1,821,637
Open Text Corp. (a)	82,200	2,726,871
Petrobank Energy & Resources Ltd. (a)	47,700	1,808,244
Suncor Energy, Inc.	56,000	2,314,919
TOTAL CANADA		19,109,085
Cayman Islands - 0.5%
Anta Sports Products Ltd. (a)	1,267,000	727,648
China Dongxiang Group Co. Ltd.	3,850,000	1,109,336
Stella International Holdings Ltd. (a)	1,422,000	1,525,567
TOTAL CAYMAN ISLANDS		3,362,551
China - 1.4%
China Construction Bank Corp. (H Shares)	6,871,000	4,584,876
Focus Media Holding Ltd. ADR (a)(d)	55,900	1,593,709
Global Bio-Chem Technology Group Co. Ltd.	4,500,000	1,455,521
Li Ning Co. Ltd.	609,500	1,069,293
TOTAL CHINA		8,703,399
Denmark - 0.3%
Vestas Wind Systems AS (a)	23,920	2,087,362
Finland - 1.8%
Fortum Oyj	53,400	1,791,429
Common Stocks - continued
	Shares	Value
Finland - continued
Nokia Corp.	439,800	$ 8,199,991
Outotec Oyj	47,100	1,267,664
TOTAL FINLAND		11,259,084
France - 9.4%
Accor SA	23,800	1,270,624
Alcatel-Lucent SA (a)(d)	313,500	1,207,707
Alstom SA	113,100	8,582,301
AXA SA	175,200	5,733,024
BNP Paribas SA	12,100	1,154,625
Cap Gemini SA	34,200	1,615,064
Compagnie Generale de Geophysique SA (a)	24,400	773,916
GDF Suez	98,089	5,103,984
Groupe Danone	63,700	4,516,757
L'Air Liquide SA	60,000	6,590,716
LVMH Moet Hennessy - Louis Vuitton	15,900	1,395,424
Pinault Printemps-Redoute SA	13,800	1,234,357
Remy Cointreau SA (d)	33,500	1,579,278
Renault SA	40,900	2,605,605
Suez Environnement SA rights 6/22/10 (a)	94,800	586,535
Total SA Series B	151,400	9,194,274
Unibail-Rodamco	10,800	2,184,391
VINCI SA	15,060	709,316
Vivendi	70,609	2,212,856
TOTAL FRANCE		58,250,754
Germany - 10.8%
Adidas-Salomon AG	12,100	646,150
Allianz AG (Reg.)	42,600	5,838,313
Bayerische Motoren Werke AG (BMW)	27,300	1,057,794
Bilfinger Berger AG	2,300	119,756
Commerzbank AG	190,000	2,815,523
Daimler AG (Reg.)	84,400	4,189,220
Deutsche Bank AG	30,100	2,152,500
Deutsche Boerse AG	12,000	1,097,735
E.ON AG	202,500	10,189,596
GEA Group AG	36,500	706,232
Infineon Technologies AG (a)	181,400	1,006,757
K&S AG	100,000	6,931,151
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	31,100	4,689,609
Q-Cells AG (a)(d)	33,050	2,770,364
RWE AG	67,000	6,385,287
Common Stocks - continued
	Shares	Value
Germany - continued
SAP AG	70,300	$ 3,742,772
Siemens AG (Reg.)	122,800	11,450,349
SolarWorld AG	25,920	1,090,613
TOTAL GERMANY		66,879,721
Greece - 0.2%
Public Power Corp. of Greece	96,200	1,483,575
Hong Kong - 1.6%
Cheung Kong Holdings Ltd.	304,000	3,443,941
Hang Seng Bank Ltd.	163,100	3,083,322
Hong Kong Exchanges & Clearing Ltd.	58,400	719,293
Li & Fung Ltd.	164,000	401,323
Swire Pacific Ltd. (A Shares)	269,000	2,364,595
TOTAL HONG KONG		10,012,474
India - 1.3%
Bharti Airtel Ltd. (a)	325,515	5,538,891
Satyam Computer Services Ltd.	391,000	2,527,288
TOTAL INDIA		8,066,179
Ireland - 0.5%
CRH PLC	140,000	2,994,102
Israel - 0.5%
Teva Pharmaceutical Industries Ltd. sponsored ADR	62,900	2,880,191
Italy - 2.9%
Enel SpA	181,100	1,511,229
ENI SpA	203,000	5,378,820
Fiat SpA	211,500	2,843,237
Finmeccanica SpA	98,300	2,130,149
Intesa Sanpaolo SpA	659,500	3,625,685
Telecom Italia SpA	916,500	1,363,521
Tod's SpA	26,000	1,308,921
TOTAL ITALY		18,161,562
Japan - 15.2%
ACOM Co. Ltd.	102,390	3,500,615
Canon, Inc.	11,800	447,517
Capcom Co. Ltd.	37,300	1,068,899
East Japan Railway Co.	444	3,312,436
Honda Motor Co. Ltd.	135,900	4,123,773
Kansai Electric Power Co., Inc.	114,100	2,539,510
Miraca Holdings, Inc.	46,900	907,567
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Corp.	181,900	$ 3,795,889
Mitsubishi Estate Co. Ltd.	101,000	1,990,968
Mitsubishi UFJ Financial Group, Inc.	1,888,400	16,473,514
Mitsui & Co. Ltd.	198,000	2,458,960
Mitsui Fudosan Co. Ltd.	108,000	2,087,556
Mizuho Financial Group, Inc.	810	3,543,582
NGK Insulators Ltd.	179,000	2,192,220
Nippon Telegraph & Telephone Corp.	494	2,205,772
Nomura Holdings, Inc.	179,500	2,343,375
Ozeki Co. Ltd.	57,000	1,524,548
Promise Co. Ltd. (d)	351,750	6,808,983
Rohto Pharmaceutical Co. Ltd.	72,000	814,351
Ryohin Keikaku Co. Ltd.	32,800	1,614,960
Seven & I Holdings Co. Ltd.	94,200	2,707,375
SMC Corp.	32,100	3,345,683
Sumitomo Mitsui Financial Group, Inc.	1,584	9,934,885
Sysmex Corp.	25,700	1,136,135
Takeda Pharmaceutical Co. Ltd.	10,400	523,843
Tokio Marine Holdings, Inc.	43,500	1,579,050
Tokyo Electron Ltd.	10,300	466,263
Toyota Motor Corp.	206,000	8,810,330
Tsutsumi Jewelry Co. Ltd.	107,500	2,066,852
TOTAL JAPAN		94,325,411
Luxembourg - 0.9%
ArcelorMittal SA (France)	79,400	4,020,739
SES SA (A Shares) FDR unit	64,772	1,345,857
TOTAL LUXEMBOURG		5,366,596
Netherlands - 2.4%
ERIKS Group NV (Certificaten Van Aandelen) unit	25,280	1,309,743
Heineken NV (Bearer)	43,600	1,751,109
Koninklijke Ahold NV	152,900	1,765,632
Koninklijke KPN NV	369,200	5,330,072
New World Resources BV	100,000	1,245,639
Unilever NV (Certificaten Van Aandelen)	125,000	3,517,361
TOTAL NETHERLANDS		14,919,556
Norway - 2.3%
DnB Nor ASA	526,800	4,085,764
Petroleum Geo-Services ASA (a)	133,550	1,764,323
Pronova BioPharma ASA	513,900	1,698,325
Common Stocks - continued
	Shares	Value
Norway - continued
Renewable Energy Corp. AS (a)	197,000	$ 3,650,795
StatoilHydro ASA	120,400	2,860,376
TOTAL NORWAY		14,059,583
Papua New Guinea - 0.6%
Lihir Gold Ltd. (a)	1,500,000	3,391,854
Portugal - 0.3%
Energias de Portugal SA	410,500	1,722,185
Spain - 2.3%
Repsol YPF SA	69,200	2,050,077
Telefonica SA	523,325	12,438,978
TOTAL SPAIN		14,489,055
Sweden - 1.5%
Assa Abloy AB (B Shares)	20,200	244,552
H&M Hennes & Mauritz AB (B Shares)	45,750	1,872,811
KappAhl Holding AB	265,600	1,395,765
Modern Times Group MTG AB (B Shares)	71,550	2,576,865
Telefonaktiebolaget LM Ericsson (B Shares)	360,800	3,425,601
TOTAL SWEDEN		9,515,594
Switzerland - 9.3%
Compagnie Financiere Richemont unit	16,150	713,626
Credit Suisse Group (Reg.)	61,742	2,883,730
Nestle SA (Reg.)	326,050	14,092,332
Novartis AG (Reg.)	167,526	8,820,955
Roche Holding AG (participation certificate)	43,018	6,734,719
SGS Societe Generale de Surveillance Holding SA (Reg.)	599	705,030
Sonova Holding AG	43,872	2,860,591
Sulzer AG (Reg.)	32,064	3,411,826
Syngenta AG (Switzerland)	24,024	5,066,728
UBS AG (For. Reg.)	128,183	2,191,156
Zurich Financial Services AG (Reg.) (d)	37,114	10,278,545
TOTAL SWITZERLAND		57,759,238
Turkey - 0.2%
Tupras-Turkiye Petrol Rafinerileri AS	49,000	905,915
United Kingdom - 23.0%
Aegis Group PLC	966,600	1,619,848
Anglo American PLC (United Kingdom)	140,000	4,729,550
Autonomy Corp. PLC (a)	26,000	482,789
BAE Systems PLC	590,800	4,355,703
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Barclays PLC	462,800	$ 2,749,930
BG Group PLC	204,900	3,716,390
BHP Billiton PLC	500,000	11,328,051
British American Tobacco PLC	177,600	5,798,648
Capita Group PLC	77,200	960,886
Centrica PLC	249,700	1,405,119
Diageo PLC	165,700	2,826,993
easyJet PLC (a)	357,500	2,050,446
GlaxoSmithKline PLC	301,092	6,523,013
HBOS PLC	317,600	720,625
HSBC Holdings PLC (Hong Kong) (Reg.)	1,266,400	20,225,801
Imperial Tobacco Group PLC	165,200	5,303,492
Informa PLC	777,000	4,382,370
Land Securities Group PLC	94,500	2,134,515
Man Group PLC	139,600	853,151
Misys PLC	1,343,700	2,962,751
National Grid PLC	263,900	3,349,992
Prudential PLC	522,100	4,760,906
Reckitt Benckiser Group PLC	84,000	4,073,075
Rio Tinto PLC (Reg.)	150,000	9,414,689
Royal Dutch Shell PLC Class A (United Kingdom)	409,558	11,829,212
Standard Chartered PLC (United Kingdom)	171,700	4,225,130
Tesco PLC	960,100	6,678,048
Vodafone Group PLC	5,053,772	11,161,846
WPP Group PLC	238,100	1,926,048
TOTAL UNITED KINGDOM		142,549,017
United States of America - 1.2%
Allergan, Inc.	29,500	1,519,250
Covance, Inc. (a)	6,300	556,983
Genentech, Inc. (a)	8,900	789,252
Philip Morris International, Inc.	39,000	1,875,900
Union Pacific Corp.	42,000	2,988,720
TOTAL UNITED STATES OF AMERICA		7,730,105
TOTAL COMMON STOCKS (Cost $811,337,643)		601,460,715
Money Market Funds - 5.5%
	Shares	Value
Fidelity Cash Central Fund, 1.92% (b)	16,253,439	$ 16,253,439
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	17,714,800	17,714,800
TOTAL MONEY MARKET FUNDS (Cost $33,968,239)		33,968,239
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.17%, dated 9/30/08 due 10/1/08:
(Collateralized by U.S. Treasury Obligations) #	$ 25,000	25,000
(Collateralized by U.S. Treasury Obligations) #	405,002	405,000
TOTAL CASH EQUIVALENTS (Cost $430,000)		430,000
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $845,735,882)		635,858,954
NET OTHER ASSETS - (2.4)%		(14,962,210)
NET ASSETS - 100%		$ 620,896,744
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$25,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 18,454
Barclays Capital, Inc.	1,798
ING Financial Markets LLC	4,748
$ 25,000
$405,000 due 10/01/08 at 0.17%
BNP Paribas Securities Corp.	$ 298,968
Barclays Capital, Inc.	29,120
ING Financial Markets LLC	76,912
$ 405,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 370,171
Fidelity Securities Lending Cash Central Fund	932,398
Total	$ 1,302,569

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2008

Assets
Investment in securities, at value (including securities loaned of $16,814,546 and repurchase agreements of $430,000) - See accompanying schedule: Unaffiliated issuers (cost $811,767,643)	$ 601,890,715
Fidelity Central Funds (cost $33,968,239)	33,968,239
Total Investments (cost $845,735,882)		$ 635,858,954
Foreign currency held at value (cost $1,027)		1,014
Receivable for investments sold		2,059,329
Dividends receivable		2,173,639
Distributions receivable from Fidelity Central Funds		49,646
Total assets		640,142,582

Liabilities
Payable to custodian bank	$ 231,295
Payable for investments purchased	1,265,275
Other payables and accrued expenses	34,468
Collateral on securities loaned, at value	17,714,800
Total liabilities		19,245,838

Net Assets		$ 620,896,744
Net Assets consist of:
Paid in capital		$ 830,829,807
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(209,933,063)
Net Assets, for 9,251,142 shares outstanding		$ 620,896,744
Net Asset Value, offering price and redemption price per share ($620,896,744 ÷ 9,251,142 shares)		$ 67.12

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

		For the period December 10, 2007 (commencement of operations) to September 30, 2008

Investment Income
Dividends		$ 20,649,907
Interest		208,135
Income from Fidelity Central Funds		1,302,569
		22,160,611
Less foreign taxes withheld		(1,905,250)
Total income		20,255,361

Expenses
Custodian fees and expenses	$ 166,881
Independent directors' compensation	2,477
Total expenses before reductions	169,358
Expense reductions	(2,477)	166,881
Net investment income (loss)		20,088,480
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $40,900)	(86,913,448)
Foreign currency transactions	(2,706)
Total net realized gain (loss)		(86,916,154)
Change in net unrealized appreciation (depreciation) on: Investment securities	(209,876,928)
Assets and liabilities in foreign currencies	(56,135)
Total change in net unrealized appreciation (depreciation)		(209,933,063)
Net gain (loss)		(296,849,217)
Net increase (decrease) in net assets resulting from operations		$ (276,760,737)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

For the period December 10, 2007 (commencement of operations) to September 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,088,480
Net realized gain (loss)	(86,916,154)
Change in net unrealized appreciation (depreciation)	(209,933,063)
Net increase (decrease) in net assets resulting from operations	(276,760,737)
Distributions to partners from net investment income	(18,931,173)
Affiliated share transactions Proceeds from sales of shares	905,908,787
Reinvestment of distributions	10,679,867
Net increase (decrease) in net assets resulting from share transactions	916,588,654
Total increase (decrease) in net assets	620,896,744

Net Assets
Beginning of period	-
End of period	$ 620,896,744
Other Information Shares
Sold	9,126,116
Issued in reinvestment of distributions	125,026
Net increase (decrease)	9,251,142

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended September 30,

2008 G

Selected Per-Share Data
Net asset value beginning of period	$ 100.00
Income from Investment Operations
Net investment income (loss) D	2.22
Net realized and unrealized gain (loss)	(33.01)
Total from investment operations	(30.79)
Distributions to partners from net investment income	(2.09)
Net asset value end of period	$ 67.12
Total Return B, C	(31.24)%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A
Expenses net of fee waivers, if any	.03% A
Expenses net of all reductions	.03% A
Net investment income (loss)	3.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 620,897
Portfolio turnover rate F	75% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 10, 2007 (commencement of operations) to September 30, 2008.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended September 30, 2008

1. Organization.

Fidelity International Equity Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Annual Report

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Wherever possible, the Fund uses independent pricing services approved by the Board of Directors to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are recorded on the ex-dividend date and are paid from net investment income on a book basis. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

The Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The implementation of FIN 48 did not result in any unrecognized tax benefits in the accompanying financial statements.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,206,807
Unrealized depreciation	(213,676,992)
Net unrealized appreciation (depreciation)	$ (210,470,185)
Cost for federal income tax purposes	$ 846,329,139

Annual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and results in expanded disclosures about fair value measurements. The Fund will adopt the provisions of SFAS 157 effective for its fiscal year beginning October 1, 2008.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,351,482,918 and $453,283,305, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company, Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $580 for the period.

Annual Report

Notes to Financial Statements - continued

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $932,398.

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,477.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Central Investment Portfolios LLC and the Shareholders of Fidelity International Equity Central Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity International Equity Central Fund (a fund of Fidelity Central Investment Portfolios LLC) at September 30, 2008, the results of its operations for the period indicated, the changes in its net assets for the period indicated and the financial highlights for the period indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity International Equity Central Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

November 25, 2008

Annual Report

Trustees and Officers

The Trustees, Member of the Advisory Board, and executive officers of the Fidelity Central Investment Portfolios LLC and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for Edward C. Johnson 3d and James C. Curvey, each of the Trustees oversees 220 funds advised by FMR or an affiliate. Messrs. Johnson and Curvey oversee 379 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Member hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (78)

Year of Election or Appointment: 2004

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as Chief Executive Officer, Chairman, and a Director of FMR LLC; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of FIL Limited. Previously, Mr. Johnson served as President of FMR LLC (2006-2007).

James C. Curvey (73)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the Fidelity Central Investment Portfolios LLC or various entities under common control with FMR. FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (60)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as a Trustee and a member of the Finance Committee of Manhattan College (2005-2008), and as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Alan J. Lacy (54)

Year of Election or Appointment: 2008

Mr. Lacy serves as Senior Adviser (2007-present) of Oak Hill Capital Partners, L.P. (a private equity firm). Mr. Lacy also served as Chief Executive Officer (2000-2005) and Vice Chairman (2005-2006) of Sears Holdings Corporation and Sears, Roebuck and Co. (retail). In addition, Mr. Lacy serves as a member of the Board of Directors of The Western Union Company (global money transfer, 2006-present) and Bristol-Myers Squibb (global pharmaceuticals, 2007-present). Mr. Lacy is a Trustee of the National Parks Conservation Association and The Field Museum of Natural History.

Ned C. Lautenbach (64)

Year of Election or Appointment: 2004

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach is an Advisory Partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm). Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations. Previously, Mr. Lautenbach served as a Director of Sony Corporation (2006-2007).

Joseph Mauriello (64)

Year of Election or Appointment: 2008

Prior to his retirement in January 2006, Mr. Mauriello served in numerous senior management positions including Deputy Chairman and Chief Operating Officer (2004-2005), and Vice Chairman of Financial Services (2002-2004) of KPMG LLP US (professional services firm, 1965-
2005). Mr. Mauriello currently serves as a member of the Board of Directors of XL Capital Ltd. (global insurance and re-insurance company, 2006-present) and of Arcadia Resources Inc. (health care services and products, 2007-present). He also served as a Director of the Hamilton Funds of the Bank of New York (2006-2007).

Cornelia M. Small (64)

Year of Election or Appointment: 2005

Ms. Small is a member of the Investment Committee, and Chair (2008-present) and a member of the Board of Trustees of Smith College. Ms. Small also serves on the Investment Committee of the Berkshire Taconic Community Foundation (2008-present). Previously, Ms. Small served as Chairperson of the Investment Committee (2002-2008) of Smith College and as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy. In addition, she served as Chief Investment Officer, Director of Global Equity Investments, and a member of the Board of Directors of Scudder, Stevens & Clark and Scudder Kemper Investments.

William S. Stavropoulos (69)

Year of Election or Appointment: 2004

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company, where he previously served in numerous senior management positions, including President (1993-2000; 2002-
2003), CEO (1995-2000; 2002-2004), Chairman of the Executive Committee (2000-2006), and as a member of the Board of Directors (1990-2006). Currently, he is a Director of Teradata Corporation (data warehousing and technology solutions, 2008-present), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate), Tyco International, Inc. (multinational manufacturing and services, 2007-present), and a member of the Advisory Board for Metalmark Capital (private equity investment firm, 2005-present). He is a special advisor to Clayton, Dubilier & Rice, Inc. (private equity investment). In addition, Mr. Stavropoulos is a member of the University of Notre Dame Advisory Council for the College of Science.

David M. Thomas (59)

Year of Election or Appointment: 2008
Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). In addition, Mr. Thomas serves as a member of the Board of Directors of Fortune Brands, Inc. (consumer products holding company), and Interpublic Group of Companies, Inc. (marketing communication, 2004-present).

Michael E. Wiley (58)

Year of Election or Appointment: 2008

Mr. Wiley also serves as a member of the Board of Trustees of the University of Tulsa (2000-2006; 2007-present). He serves as a Director of Tesoro Corporation (independent oil refiner and marketer, 2005-
present), and a Director of Bill Barrett Corporation (exploration and production company, 2005-present). In addition, he also serves as a Director of Post Oak Bank (privately-held bank, 2004-present). Previously, Mr. Wiley served as a Sr. Energy Advisor of Katzenbach Partners, LLC (consulting firm, 2006-2007), as an Advisory Director of Riverstone Holdings (private investment firm), Chairman, President, and CEO of Baker Hughes, Inc. (oilfield services company, 2000-2004), and as Director of Spinnaker Exploration Company (exploration and production company, 2001-2005).

Advisory Board Member and Executive Officers**:

Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Peter S. Lynch (64)

Year of Election or Appointment: 2003

Member of the Advisory Board of the Fidelity Funds. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served on the Special Olympics International Board of Directors (1997-2006).

Kenneth B. Robins (39)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Equity and High Income Funds. Mr. Robins is an employee of Fidelity Investments (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004).

Walter C. Donovan (46)

Year of Election or Appointment: 2007

Vice President of Fidelity's Equity Funds. Mr. Donovan also serves as President of FMR and FMR Co., Inc., and Executive Vice President of Fidelity Investments Money Management, Inc. (2007-present). Previously, Mr. Donovan served as Executive Vice President of FMR and FMR Co., Inc. (2005-2007) and Senior Vice President of FMR (2003-2005) and FMR Co., Inc. (2004-2005).

Eric M. Wetlaufer (46)

Year of Election or Appointment: 2006

Vice President of Fidelity's International Equity Funds. Mr. Wetlaufer also serves as Group Chief Investment Officer of FMR. Mr. Wetlaufer is Chairman, Chief Executive Officer, and President of Fidelity Management & Research (Hong Kong) Limited (2008-present); Chairman, Chief Executive Officer, President, and a Director of Fidelity Management & Research (Japan) Inc. (2008-present); Chairman and Chief Executive Officer (2007-present) and President and a Director (2006-present) of Fidelity Management & Research (U.K.) Inc. and President and a Director of Fidelity Research & Analysis Company (2006-present). Before joining Fidelity Investments in 2005, Mr. Wetlaufer was a partner in Oxhead Capital Management (2004-2005) and a Chief Investment Officer of Putnam Investments (1997-2003).

Scott C. Goebel (40)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

John B. McGinty, Jr. (46)

Year of Election or Appointment: 2008

Assistant Secretary of Fidelity's Equity and High Income Funds. Mr. McGinty is an employee of Fidelity Investments (2004-present). Mr. McGinty also serves as Senior Vice President, Secretary, and Chief Legal Officer of FDC (2007-present). Before joining Fidelity Investments, Mr. McGinty practiced law at Ropes & Gray, LLP.

Holly C. Laurent (54)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (50)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. She served as Chief Operating Officer of FPCMS from 2007 through July 2008. Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-
2007). Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was an audit partner with PwC's investment management practice.

Kenneth A. Rathgeber (61)

Year of Election or Appointment: 2004

Chief Compliance Officer of Fidelity's Equity and High Income Funds. Mr. Rathgeber is Chief Compliance Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present), Fidelity Management & Research (Japan) Inc. (2008-present), FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-
present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present).

Bryan A. Mehrmann (47)

Year of Election or Appointment: 2005

Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Adrien E. Deberghes (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Equity and High Income Funds. Mr. Deberghes is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Robert G. Byrnes (41)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Byrnes is an employee of Fidelity Investments (2005-present). Previously, Mr. Byrnes served as Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

Peter L. Lydecker (54)
Year of Election or Appointment: 2004 Assistant Treasurer of the Fidelity funds. Mr. Lydecker is an employee of Fidelity Investments.
Paul M. Murphy (61)

Year of Election or Appointment: 2007

Assistant Treasurer of the Fidelity funds. Mr. Murphy is an employee of Fidelity Investments (2007-present). Previously, Mr. Murphy served as Chief Financial Officer of the Fidelity Funds (2005-2006), Vice President and Associate General Counsel of FMR (2007), and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (1994-2007).

Gary W. Ryan (50)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

** FMR Corp. merged with and into FMR LLC on October 1, 2007. Any references to FMR LLC for prior periods are deemed to be references to the prior entity.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

International Equity Central Fund

Each year, typically in July, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly and, acting directly and through its separate committees, requests and receives information concerning, and considers at each of its meetings factors that are relevant to, its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has a written charter outlining the structure and purposes of the committee. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts.

At its July 2008 meeting, the Board of Directors, including the Independent Directors, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and ultimately reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contract is consistent with Fidelity's fiduciary duty under applicable law. The Board also approved agreements with foreign sub-advisers Fidelity Management & Research (Japan) Inc. and Fidelity Management & Research (Hong Kong) Limited, as well as amendments to the fund's agreement with Fidelity Management & Research (U.K.) Inc.

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR Co., Inc., and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers.

Annual Report

Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, and the use of "soft" commission dollars to pay for research services. The Board further considered that Fidelity voluntarily pays for market data out of its own resources.

Investment Performance. The Board considered whether the fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance, but did not consider performance to be a material factor in its decision to renew the fund's Advisory Contracts. The Board noted that the fund is designed to offer a liquid investment option for other investment companies and accounts managed by Fidelity Management & Research Company (FMR) or its affiliates and ultimately to enhance the performance of those investment companies and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided to the fund will benefit the fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered that FMR pays the fund's management fee on behalf of the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the fund's net management fee and total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of each fund that invests in this fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale. The Board concluded that the realization of economies of scale was not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends and actions to be taken by FMR to improve certain funds' overall performance; (ii) portfolio manager changes that have occurred during the past year; (iii) Fidelity's fund profitability methodology, the profitability of certain fund service providers, and profitability trends for certain funds; (iv) Fidelity's compensation structure for portfolio managers and key personnel, including its effects on fund profitability and the extent to which portfolio manager compensation is linked to fund performance; (v) Fidelity's fee structures and rationale for recommending different fees among categories of funds; and (vi) Fidelity's rationale for recommending which funds should have a performance adjustment component as part of their management fees.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Item 2. Code of Ethics

As of the end of the period, September 30, 2008, Fidelity Central Investment Portfolios LLC (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Joseph Mauriello is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Mauriello is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Consumer Discretionary Central Fund, Fidelity Consumer Staples Central Fund, Fidelity Energy Central Fund, Fidelity Financials Central Fund, Fidelity Floating Rate Central Fund, Fidelity Health Care Central Fund, Fidelity High Income Central Fund 1, Fidelity Industrials Central Fund, Fidelity Information Technology Central Fund, Fidelity Materials Central Fund, Fidelity Telecom Services Central Fund, and Fidelity Utilities Central Fund (the "Funds"):

Services Billed by Deloitte Entities

September 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$43,000	$-	$8,100	$-
Fidelity Consumer Staples Central Fund	$43,000	$-	$8,100	$-
Fidelity Energy Central Fund	$43,000	$-	$8,100	$-
Fidelity Financials Central Fund	$43,000	$-	$8,100	$-
Fidelity Floating Rate Central Fund	$135,000	$-	$8,500	$-
Fidelity Health Care Central Fund	$43,000	$-	$8,100	$-
Fidelity High Income Central Fund 1	$49,000	$-	$8,500	$-
Fidelity Industrials Central Fund	$44,000	$-	$8,100	$-
Fidelity Information Technology Central Fund	$43,000	$-	$8,100	$-
Fidelity Materials Central Fund	$42,000	$-	$8,100	$-
Fidelity Telecom Services Central Fund	$42,000	$-	$8,100	$-
Fidelity Utilities Central Fund	$41,000	$-	$8,100	$-

September 30, 2007 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Consumer Discretionary Central Fund	$39,000	$-	$5,200	$-
Fidelity Consumer Staples Central Fund	$39,000	$-	$5,200	$-
Fidelity Energy Central Fund	$39,000	$-	$5,200	$-
Fidelity Financials Central Fund	$40,000	$-	$5,200	$-
Fidelity Floating Rate Central Fund	$131,000	$-	$5,200	$-
Fidelity Health Care Central Fund	$40,000	$-	$5,200	$-
Fidelity High Income Central Fund 1	$49,000	$-	$5,200	$-
Fidelity Industrials Central Fund	$41,000	$-	$5,200	$-
Fidelity Information Technology Central Fund	$40,000	$-	$5,200	$-
Fidelity Materials Central Fund	$39,000	$-	$5,200	$-
Fidelity Telecom Services Central Fund	$39,000	$-	$5,200	$-
Fidelity Utilities Central Fund	$39,000	$-	$5,200	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity International Equity Central Fund (the "Fund"):

Services Billed by PwC

September 30, 2008 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Equity Central Fund	$41,000	$-	$14,200	$1,000

September 30, 2007 FeesA, B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity International Equity Central Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity International Equity Central Fund commenced operations on December 10, 2007.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	September 30, 2008A	September 30, 2007A
Audit-Related Fees	$410,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$ -	$ -B

A Amounts may reflect rounding.

B Reflects current period presentation.

Services Billed by PwC

	September 30, 2008A,B	September 30, 2007A,B
Audit-Related Fees	$1,815,000	$ -
Tax Fees	$ -	$ -
All Other Fees	$185,000	$275,000

A Amounts may reflect rounding.

B May include amounts billed prior to the funds' commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	September 30, 2008 A	September 30, 2007 A
PwC	$2,715,000B	$1,850,000B
Deloitte Entities	$980,000	$650,000

A Amounts may reflect rounding.

B May include amounts billed prior to the funds' commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Independence Standards Board Standard No. 1, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The Fidelity fund's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 5, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 5, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 5, 2008